N-CSRS

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07322

THE INTEGRITY FUNDS
(Exact name of registrant as specified in charter)

1 Main Street North, Minot, ND	58703
(Address of principal offices)	(Zip code)

Brent Wheeler and/or Kevin Flagstad, PO Box 500, Minot, ND 58702

(Name and address of agent for service)

Registrant’s telephone number, including area code: 701-852-5292

Date of fiscal year end: July 31st

Date of reporting period: January 31, 2024

THE INTEGRITY FUNDS

Integrity Dividend Harvest Fund

Integrity Dividend Summit Fund

Integrity Growth & Income Fund

Integrity High Income Fund

Integrity Mid-North American Resources Fund

Integrity Short Term Government Fund

Semi-Annual Report | January 31, 2024

Investment Adviser Viking Fund Management, LLC PO Box 500 Minot, ND 58702	Principal Underwriter Integrity Funds Distributor, LLC* PO Box 500 Minot, ND 58702
Transfer Agent Integrity Fund Services, LLC PO Box 759 Minot, ND 58702	Custodian UMB Bank 928 Grand Blvd. Kansas City, MO 64106
Independent Registered Public Accounting Firm Cohen & Company, Ltd. 1350 Euclid Avenue, Suite 800 Cleveland, OH 44115

*The Funds are distributed through Integrity Funds Distributor, LLC. Member FINRA

INTEGRITY DIVIDEND HARVEST FUND

DEAR SHAREHOLDERS:

Enclosed is the report of the operations for the Integrity Dividend Harvest Fund (the “Fund”) for the six-month period ended January 31, 2024 (the “period”). The Fund’s portfolio and related financial statements are presented within for your review.

The period saw the S&P 500 TR Index (“S&P 500”) return 6.43%. The market rallied as the Federal Reserve’s tone became much more dovish during the period. The Fed began signaling the possibility for rate cuts in 2024 and the market showed continued resiliency on the growing likelihood of the elusive economic soft landing. The U.S. Bureau of Labor Statistics reported that the unemployment rate was 3.7% as of January 2024, up slightly over the period from 3.5%. Inflation as measured by the consumer price index (CPI) stood at 3.1% in January, down slightly during the period, and down considerably from 6.4% in January of 2023. The Federal Reserve’s Federal Open Market Committee (“FOMC” or “Committee”) maintained the target range for the federal funds rate at 5-1/4 to 5-1/2% throughout the period. The Committee noted it does not expect it will be appropriate to reduce the target range until it has gained greater confidence that inflation is moving sustainably toward 2%.

During the period, six of the eleven sectors had a positive return. The Communication Services and Financials sectors performed best, while the Utilities and Consumer Staples sectors lagged.

The Fund’s total returns for Class A, C, and I shares were 2.39%*, 2.09%*, and 2.58%*, respectively, for the six-months ended January 31, 2024 while the S&P 500 returned 6.43%. The Fund is in the Morningstar Large Value category which returned 3.47% over the same period. The Fund underperformed its Morningstar category and the S&P 500. The Fund’s underperformance relative to its Morningstar category was primarily driven by an overweight allocation to Consumer Staples and stock selection in Financials. Aiding relative performance was stock selection in Technology.

The Fund seeks to maximize total return by emphasizing high current income with long term appreciation as a secondary objective, consistent with preservation of capital. The Portfolio Management Team (the “Team”) considers dividend yield, dividend growth rate, earnings growth, price-to-earnings multiples, and balance sheet strength. The Team emphasizes dividend yield in selecting stocks for the Fund because the Team believes that, over time, dividend income can contribute significantly to total return and is a more consistent source of investment return than appreciation. If you would like more frequent updates, visit our website at www.integrityvikingfunds.com for daily prices along with pertinent Fund information.

Sincerely,

The Portfolio Management Team

The views expressed are those of The Portfolio Management Team of Viking Fund Management. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector, the markets generally, or any of the funds in the Integrity Viking family of funds.

*Performance does not include applicable front-end or contingent deferred sales charges, which would have reduced the performance.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262. You should consider the Fund’s investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

INTEGRITY DIVIDEND HARVEST FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

# In January, 2024, the secondary benchmark was changed from the Russell 1000 Value Index to the S&P High Yield Dividend Aristocrats Index. The S&P High Yield Dividend Aristocrats Index is more representative of the Fund’s investment strategy. The change in value of a $10,000 investment is $24,325 for the Russell 1000 Index and $26,906, as noted above, for the S&P High Yield Dividend Aristocrats Index for the 10 year period ended January 31, 2024.

Average Annual Total Returns for the periods ended January 31, 2024

	1 year	3 year	5 year	10 year	Since Inception*
Class A Without sales charge	3.03%	11.08%	9.26%	9.26%	9.75%
Class A With sales charge (5.00%)	-2.09%	9.20%	8.14%	8.71%	9.27%
Class C Without CDSC	2.29%	10.25%	8.45%	N/A	8.24%
Class C With CDSC (1.00%)	1.29%	10.25%	8.45%	N/A	8.24%
Class I Without sales charge	3.30%	11.35%	9.54%	N/A	8.41%
* May 1, 2012 for Class A; August 3, 2015 for Class C; August 1, 2016 for Class I

The total annual fund operating expense ratio (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent six month period ended January 31, 2024 was 1.47%, 2.22%, and 1.22% for Class A, C, and I, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent six month period ended January 31, 2024 was 0.95%, 1.70%, and 0.70% for Class A, C, and I, respectively. The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2024 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.95%, 1.70%, and 0.70% for Class A, C, and I, respectively. This expense limitation agreement may only be terminated or modified prior to November 29, 2024 with the approval of the Fund’s Board of Trustees.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares. The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

INTEGRITY DIVIDEND SUMMIT FUND

DEAR SHAREHOLDERS:

Enclosed is the report of the operations for the Integrity Dividend Summit Fund (the “Fund”) for the six-month period ended January 31, 2024 (the “period”). The Fund’s portfolio and related financial statements are presented within for your review.

The period saw the S&P 500 TR Index (“S&P 500”) return 6.43%. The market rallied as the Federal Reserve’s tone became much more dovish during the period. The Fed began signaling the possibility for rate cuts in 2024 and the market showed continued resiliency on the growing likelihood of the elusive economic soft landing. The U.S. Bureau of Labor Statistics reported that the unemployment rate was 3.7% as of January 2024, up slightly over the period from 3.5%. Inflation as measured by the consumer price index (CPI) stood at 3.1% in January 2024, down slightly during the period, and down considerably from 6.4% in January of 2023. The Federal Reserve’s Federal Open Market Committee (“FOMC” or “Committee”) maintained the target range for the federal funds rate at 5-1/4 to 5-1/2% throughout the period. The Committee noted it does not expect it will be appropriate to reduce the target range until it has gained greater confidence that inflation is moving sustainably toward 2%.

During the period, six of the eleven sectors had a positive return. The Communication Services and Financials sectors performed best, while the Utilities and Consumer Staples sectors lagged.

The Fund’s total returns for Class A, C, and I shares were 1.54%*, 1.54%*, and 1.46%*, respectively, for the six-months ended January 31, 2024 while the S&P 500 returned 6.43%. The Fund is in the Morningstar Large Value category which returned 3.47% over the same time period. The Fund underperformed its Morningstar category and the S&P 500. The Fund’s underperformance relative to its Morningstar category was primarily driven by stock selection in Healthcare and an overweight allocation to Basic Materials. Aiding relative performance was stock selection in Communication Services.

The Fund seeks to maximize total return by emphasizing high current income with long term appreciation as a secondary objective, consistent with preservation of capital. The Portfolio Management Team (“Team”) considers dividend yield, dividend growth rate, earnings growth, price-to-earnings multiples, and balance sheet strength. The Team emphasizes dividend yield in selecting stocks for the Fund because the Team believes that, over time, dividend income can contribute significantly to total return and is a more consistent source of investment return than appreciation. If you would like more frequent updates, visit our website at www.integrityvikingfunds.com for daily prices along with pertinent Fund information.

Sincerely,

The Portfolio Management Team

The views expressed are those of The Portfolio Management Team of Viking Fund Management. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector, the markets generally, or any of the funds in the Integrity Viking family of funds.

*Performance does not include applicable front-end or contingent deferred sales charges, which would have reduced the performance.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262. You should consider the Fund’s investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

INTEGRITY DIVIDEND SUMMIT FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

# In January, 2024, the secondary benchmark was changed from the Russell 1000 Value Index to the Dow Jones Select Dividend Index. The Dow Jones Select Dividend Index is more representative of the Fund’s investment strategy.  The change in value of a $10,000 investment is $10,888 for the Russell 1000 Index and $10,176, as noted above, for the Dow Jones Select Dividend Index for the period of May 1, 2023 (commencement of operations) to January 31, 2024.

Average Annual Total Returns for the periods ended January 31, 2024

	1 year	3 year	5 year	10 year	Since Inception*
Class A Without sales charge	N/A	N/A	N/A	N/A	6.45%
Class A With sales charge (5.00%)	N/A	N/A	N/A	N/A	-0.58%
Class C Without CDSC	N/A	N/A	N/A	N/A	6.45%
Class C With CDSC (1.00%)	N/A	N/A	N/A	N/A	5.11%
Class I Without sales charge	N/A	N/A	N/A	N/A	6.43%
* May 1, 2023 for Class A, C and I

The total annual fund operating expense ratio (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent six month period ended January 31, 2024 was 10.17%, 11.07%, and 10.04% for Class A, C, and I, respectively. Management has voluntarily waived all expenses for the period of August 1, 2023 through January 31, 2024. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent six month period ended January 31, 2024 was 0.00%, 0.00%, and 0.00% for Class A, C, and I, respectively. The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2024 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.99%, 1.74%, and .74% for Class A, C, and I, respectively. This expense limitation agreement may only be terminated or modified prior to November 29, 2024 with the approval of the Fund’s Board of Trustees.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares. The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends. The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

INTEGRITY GROWTH & INCOME FUND

DEAR SHAREHOLDERS:

Enclosed is the report of the operations for the Integrity Growth & Income Fund (the “Fund”) “) for the six-month period ended January 31, 2024 (the “period”). The Fund’s portfolio and related financial statements are presented within for your review.

The period saw the S&P 500 TR Index (“S&P 500”) return 6.43%. The market rallied as the Federal Reserve’s tone became much more dovish during the period. The Fed began signaling the possibility for rate cuts in 2024 and the market showed continued resiliency on the growing likelihood of the elusive economic soft landing. The U.S. Bureau of Labor Statistics reported that the unemployment rate was 3.7% as of January 2024, up slightly over the period from 3.5%. Inflation as measured by the consumer price index (CPI) stood at 3.1% in January, down slightly during the period, and down considerably from 6.4% in January of 2023. The Federal Reserve’s Federal Open Market Committee (“FOMC” or “Committee”) maintained the target range for the federal funds rate at 5-1/4 to 5-1/2% throughout the period. The Committee noted it does not expect it will be appropriate to reduce the target range until it has gained greater confidence that inflation is moving sustainably toward 2%.

During the period, seven of the eleven sectors had a positive return. The Information Technology and Financials sectors performed best, while the Utilities, Energy, and Materials sectors lagged.

The Fund’s total returns for Class A, C, and I shares were 6.71%*, 6.30%*, and 6.82%*, respectively, for the six-months ended January 31, 2024 while the S&P 500 returned 6.43%. The Fund is in the Morningstar Large Blend category which returned 5.62% over the same period. The Fund outperformed its Morningstar category and the S&P 500. The Fund’s outperformance relative to its Morningstar category was primarily driven by stock selection in Information Technology and Industrials. Detracting from relative performance was stock selection in Consumer Discretionary.

The Fund is managed using a blended growth and income investment strategy. The Portfolio Management Team (“Team”) seeks to invest primarily in domestic common stocks, balancing investments between growth & dividend paying stocks, depending on where we see the best value. The Team also tries to emphasize companies we believe offer both attractive investment opportunities and demonstrate a positive awareness of their impact on the society in which they operate. If you would like more frequent updates, visit our website at www.integrityvikingfunds.com for daily prices along with pertinent Fund information.

Sincerely,

The Portfolio Management Team

The views expressed are those of The Portfolio Management Team of Viking Fund Management. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector, the markets generally, or any of the funds in the Integrity Viking family of funds.

*Performance does not include applicable front-end or contingent deferred sales charges, which would have reduced the performance.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262. You should consider the Fund’s investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

INTEGRITY GROWTH & INCOME FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

Average Annual Total Returns for the periods ended January 31, 2024

	1 year	3 year	5 year	10 year	Since Inception*
Class A Without sales charge	18.52%	9.11%	13.44%	10.64%	9.31%
Class A With sales charge (5.00%)	12.59%	7.27%	12.29%	10.07%	9.12%
Class C Without CDSC	17.63%	8.30%	12.77%	N/A	10.06%
Class C With CDSC (1.00%)	16.63%	8.30%	12.77%	N/A	10.06%
Class I Without sales charge	18.82%	9.39%	13.73%	N/A	12.62%
* January 3, 1995 for Class A; August 3, 2015 for Class C; August 1, 2016 for Class I

The total annual fund operating expense ratio (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent six month period ended January 31, 2024 was 1.72%, 2.47%, and 1.47% for Class A, C, and I, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent six month period ended January 31, 2024 was 1.24%, 1.99%, and .99% for Class A, C, and I, respectively. The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2024 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 1.24%, 1.99%, and .99% for Class A, C, and I, respectively. This expense limitation agreement may only be terminated or modified prior to November 29, 2024 with the approval of the Fund’s Board of Trustees.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares. The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends. The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

INTEGRITY HIGH INCOME FUND

DEAR SHAREHOLDERS:

Enclosed is the report of the operations for the Integrity High Income Fund (the “High Income Fund” or the “Fund”) for the six-month period ended January 31, 2024 (the “period”). The Fund’s portfolio and related financial statements are presented within for your review.

Market Environment

Despite the move higher in rates, high yield muscled out a positive return in the third quarter of 2023 where equities and higher quality fixed income were both negative. We saw a shift in market sentiment in October as risk assets sold off broadly amid renewed fears of higher-for-longer interest rates and heightened geopolitical uncertainty. The risk-off environment in October was short-lived as almost all asset classes reported strong returns in November. This was a result of favorable GDP numbers, cooling inflation and quarterly earnings data (3Q23) that was broadly in consonance with the market expectations. The risk on rally that began in November carried through December as risk assets responded positively to Powell’s pivot at the Fed meeting in mid-December, with the Fed seemingly taking further rate hikes off the table.

The high yield market returned +6.15% for the trailing six-month period ended January 31st (as measured by the ICE BofA US High Yield Constrained Index, HUC0) as spreads tightened 23 bps to 379 bps while yields decreased 0.54% to 7.84%; spreads and yields are 65 bps tighter and 0.35% lower than they were one year ago, respectively. For the trailing six-month period, lower quality led the returns with CCCs returning +6.80%, single B’s, +6.31%, and BBs, +5.88%. Banking, Retail and Financial Services led the contributors to performance while the Transportation, Capital Goods and Technology sectors led the detractors.

2023’s gross issuances of $176.1bn and net of $59.5bn improved noticeably from $106.5bn (gross) and $56bn (net) for 2022. For the month of January 2024, gross issuances stood at $31.6bn while the net issuances stood at $5.9bn. For the trailing six-months ended January 31st, high yield mutual fund flows were $1.1bn, evenly split across three months of outflows followed by three months of inflows. Fund outflows of -$7.0bn in 2023 were significantly lower than the largest annual outflow of -$48.9bn in 2022. Similar to the year 2022, the rising stars outpaced fallen angels $124.7bn to $14.2bn in 2023, marking the largest rising star volume on record following 2022. Rising stars and fallen angels expected to be balanced in 2024. Fundamentals remain supportive as vast majority of high yield issuers continue to perform well with stable leverage.

There was one high yield default totaling $0.75bn in January 2024 following twenty-two defaults totaling $27.5bn in full year 2023 and only seven high yield defaults totaling $12.2bn for the full year 2022. The trailing twelve-month par-weighted default rate increased to 2.04% as of January 31st, 2024, though it is still below its long-term average of approximately 3%.

As compared to other major fixed income asset classes, high yield’s return of +6.15% (HUC0) for the trailing six-month period ended January 31st led the performance, followed by high-grade credit (C0A0), +4.71%, emerging markets (EMCB), +4.24%, 5-year Treasuries (GA05), +3.27% and U.S. Aggregate (D0A0), +3.12%.

Fund Performance and Positioning

For the trailing six-month period ended January 31, 2024, Integrity High Income Fund returned 5.26% (A Class shares, net of fees), 4.86% (C Class shares, net of fees) and 5.39% (I Class shares, net of fees) compared to its benchmark, the Bloomberg Barclays U.S. High Yield Index, which returned 6.19%. The Fund underperformed the benchmark for the six-month period, as a result of security selection in the Technology, Wirelines and Chemicals sectors. Specifically, relative weightings in Commscope Holding Company, Ford Motor, Lumen Technologies, Venator Materials and Vici Properties detracted from performance in the period. Alternatively, relative performance benefitted from security selection in the Consumer Cyclical Services and Electric sectors in addition to our underweight to the Airlines sector. The largest contributions to performance resulted from relative weightings in Rite Aid Corporation, Cooper Standard Holdings, Staples, Intelsat and Medical Properties Trust.

Compared to the benchmark on January 31, 2024, Integrity High Income Fund was overweight in Automotive, Cable Satellite and Consumer Products due to our view of the relative value opportunities within those sectors. The Fund was underweight in Finance Companies, Technology and Restaurants because we have not found these sectors attractive due to challenging fundamental outlooks or rich valuations. Relative to the benchmark on January 31, the fund’s yield and duration were lower than those of the benchmark while the fund’s spreads are slightly higher than that of the benchmark.

Market Outlook

Following a 13.5% return in 2023 and a flattish January the asset class now sits at 379bps and 7.84%. Fundamentals have been resilient, with most of the market performing well, and technicals continue to be supportive as issuance, though picking up, is expected to remain low. While yields remain attractive in the scope of the post GFC era, spreads are tight of their median trading level, pricing in a default rate just over 2%. Our forecast for the 2024 year-end default rate is 2-3%, at or below the long-term average. A benign default environment can continue if US Treasury rates continue to trend lower and equity markets continue to climb higher. Lower yields and greater risk appetite should help alleviate 2024 defaults, as levered issuers with near-term maturities would find the capital markets more receptive to riskier issues. If the ‘higher-for-longer’ theme returns, defaults will likely be greater than 2%, and the market will move wider in response. A 7.84% yield provides a cushion for 2024 returns with a breakeven of more than 230bps and a symmetrical return profile uncommon in fixed income. Given the favorable fundamental and technical backdrop, we expect spreads to be rangebound and a carry year of returns.

If you would like more frequent updates, visit our website at www.integrityvikingfunds.com for daily prices along with pertinent Fund information.

Sincerely,

Robert L. Cook                                                                          Thomas G. Hauser

Managing Director                                                                    Managing Director

J.P. Morgan Investment Management, Inc.                         J.P. Morgan Investment Management, Inc.

The views expressed are those of Robert L. Cook, Senior Portfolio Manager and Managing Director, and Thomas G. Hauser, Vice President, J.P. Morgan Investment Management, Inc. (“JPMIM”), sub-adviser to the Fund. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector, the markets generally, or any of the funds in the Integrity Viking family of funds.

*Performance does not include applicable front-end or contingent deferred sales charges, which would have reduced the performance.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund’s investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

INTEGRITY HIGH INCOME FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

Average Annual Total Returns for the periods ended January 31, 2024

	1 year	3 year	5 year	10 year	Since Inception*
Class A Without sales charge	6.83%	1.70%	4.04%	4.04%	4.91%
Class A With sales charge (4.25%)	2.29%	0.25%	3.13%	3.58%	4.68%
Class C Without CDSC	6.18%	0.95%	3.29%	3.26%	4.11%
Class C With CDSC (1.00%)	5.18%	0.95%	3.29%	3.26%	4.11%
Class I Without sales charge	7.09%	1.95%	4.29%	N/A	4.70%
* April 30, 2004 for Class A and C; August 1, 2016 for Class I

The total annual fund operating expense ratio (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent six month period ended January 31, 2024 was 1.64%, 2.39%, and 1.39% for Class A, C, and I, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent six month period ended January 31, 2024 was 0.99%, 1.74%, and 0.74% for Class A, C, and I, respectively. The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2024 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.99%, 1.74%, and 0.74% for Class A, C, and I, respectively. This expense limitation agreement may only be terminated or modified prior to November 29, 2024 with the approval of the Fund’s Board of Trustees.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares. The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends. The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

INTEGRITY MID-NORTH AMERICAN RESOURCES FUND

DEAR SHAREHOLDERS:

Enclosed is the report of the operations for the Integrity Mid-North American Resources Fund (the “Fund”) for the six-month period ended January 31, 2024 (the “period”). The Fund’s portfolio and related financial statements are presented within for your review.

Market Review

The period saw the S&P 500 TR Index (“S&P 500”) return 6.43%. The market rallied as the Federal Reserve’s tone became much more dovish during the period. The Fed began signaling the possibility for rate cuts in 2024 and the market showed continued resiliency on the growing likelihood of the elusive economic soft landing. The U.S. Bureau of Labor Statistics reported that the unemployment rate was 3.7% as of January 2024, up slightly over the period from 3.5%. Inflation as measured by the consumer price index (CPI) stood at 3.1% in January, down slightly during the period, and down considerably from 6.4% in January of 2023. The Federal Reserve’s Federal Open Market Committee (“FOMC” or “Committee”) maintained the target range for the federal funds rate at 5-1/4 to 5-1/2% throughout the period. The Committee noted it does not expect it will be appropriate to reduce the target range until it has gained greater confidence that inflation is moving sustainably toward 2%.

During the period, seven of the eleven S&P 500 sectors had a positive return. The Information Technology and Financials sectors performed best, while the Utilities, Energy, and Materials sectors lagged.

Energy Review

WTI crude oil soared over the beginning quarter of the period and traded above $90/barrel at the end of the third quarter 2023. Resilient demand and OPEC production curtailments further tightened global oil markets and continued to deplete global petroleum inventories. On the bullish front, low global inventories combined with strong emerging market demand growth had the world in an undersupplied environment over the quarter. On the bearish front, barrels were being held back by OPEC, creating an artificially tight market and recession fears continued to loom as the effects of higher rates were just beginning to take effect.

For the third quarter of 2023, the Fund (Class A shares) returned 7.76% compared to a gain of 12.64% for the S&P Composite 1500 Energy TR Index and a gain of 10.20% for the Morningstar Equity Energy category. WTI crude oil increased 28.63% to end the quarter at $90.79 and Brent crude oil increased 23.21% to end the quarter at $92.20. At the end of the third quarter, the Brent-WTI differential was $1.41.

WTI crude oil reversed course over the fourth quarter of 2023, giving back all of its gains made in the previous quarter. The downturn was driven by weaker than expected demand and increased non-OPEC supply. In South America, Guyana and Brazil posted robust oil production growth. The United States also beat expectations and achieved a record level of oil production despite a lower rig count and continued capital discipline from producers. OPEC continued to support oil prices from falling further by expanding production cuts.

For the fourth quarter of 2023, the Fund (Class A shares) returned -2.49% compared to a loss of -6.82% for the S&P Composite 1500 Energy TR Index and a loss of -3.65% for the Morningstar Equity Energy category. WTI crude oil declined 15.97% to end the quarter at $71.65 and Brent crude oil declined 12.13% to end the quarter at $77.04. At the end of the fourth quarter, the Brent-WTI differential was $5.39.

In the month of January, WTI crude prices traded up 5% to close the month at $75.71. The Fund (Class A shares) declined -3.95% in January compared to returns of -0.61% and -3.05% for the S&P Composite 1500 Energy TR Index and the Morningstar Equity Energy category, respectively.

The Fund’s total returns for Class A, C, and I shares were -7.65%*, -7.76%*, and -7.30%*, respectively, for the six- months ended January 31, 2024, compared to returns of -3.36%, and 5.95%, and -6.47% for the S&P Composite 1500 Energy TR Index, the S&P Composite 1500 TR Index, and the Morningstar Equity Energy Category, respectively. Detracting from the Fund’s performance relative to its Morningstar category was an overweight allocation to renewable energy. Aiding relative performance was an overweight allocation to midstream.

If you would like more frequent updates, please visit our website at www.integrityvikingfunds.com for daily prices along with pertinent Fund information

Sincerely,

The Portfolio Management Team

The views expressed are those of The Portfolio Management Team of Viking Fund Management, LLC (“Viking Fund Management”, “VFM”, or the “Adviser”). The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector, the markets generally, or any of the funds in the Integrity Viking family of funds.

*Performance does not include applicable front-end or contingent deferred sales charges, which would have reduced the performance.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund’s investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

INTEGRITY MID-NORTH AMERICAN RESOURCES FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

Average Annual Total Returns for the periods ended January 31, 2024

	1 year	3 year	5 year	10 year	Since Inception*
Class A Without sales charge	-9.12%	15.56%	3.96%	-1.62%	4.83%
Class A With sales charge (5.00%)	-13.73%	13.63%	2.89%	-2.13%	4.61%
Class C Without CDSC	-9.48%	15.06%	3.45%	N/A	-3.34%
Class C With CDSC (1.00%)	-10.38%	15.06%	3.45%	N/A	-3.34%
Class I Without sales charge	-8.54%	16.22%	4.48%	N/A	2.11%
* April 5, 1999 for Class A; May 1, 2014 for Class C; August 1, 2016 for Class I

The total annual fund operating expense ratio (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent six month period ended January 31, 2024 was 1.63%, 2.13%, and 1.13% for Class A, C, and I, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent six month period ended January 31, 2024 was 1.50%, 2.00%, and 1.00% for Class A, C, and I, respectively. The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2024 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 1.50%, 2.00%, and 1.00% for Class A, C, and I, respectively. This expense limitation agreement may only be terminated or modified prior to November 29, 2024 with the approval of the Fund’s Board of Trustees.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares. The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends. The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser. The Fund’s performance prior to November 10, 2008 was achieved under the previous investment strategy, which may have produced different results than the current investment strategy.

INTEGRITY SHORT TERM GOVERNMENT FUND

DEAR SHAREHOLDERS:

Enclosed is the report of the operations for the Integrity Short Term Government Fund (the “Fund”) for the six-months ended January 31, 2024 (the “period”). The Fund’s portfolio and related financial statements are presented within for your review.

Market Environment

During the six-month period, Treasury yields declined significantly across the entire yield curve, as the Federal Open Market Committee (“FOMC” or “Committee”) signaled that it had finished the current rate hiking cycle given the progress made in bringing inflation down to target levels. The Treasury yield curve steepened significantly between the 2-year and 10-year maturities, with the 2-year Treasury yield lower by -0.67% and the 10-year yield lower by -0.05%, reflecting the market’s dramatic pricing in of swift monetary policy normalization by the Federal Reserve. The yield curve steepening benefits short duration fixed income securities. As a result, the ICE BofA 1-3 Year US Treasury Index returned 3.28%; whereas the Bloomberg U.S. Aggregate Bond Index, a broad market fixed income measure, returned 3.15% during the same period.

Within the period, in the third quarter, the market became concerned that further rate hikes this year might be possible given robust US economic data. In August, 10-year Treasury yield spiked after Fitch downgraded the US’s AAA rating to AA citing “expected fiscal deterioration”, and the US Treasury announced a larger than expected quarterly bond sale which would likely stretch into 2024. In September, even though the Fed did not raise rates at its September meeting and left the policy rate unchanged at 5.25% to 5.5%, the September “dot plot” of Fed Funds projections by the Committee was more hawkish than market expectation.

Market expectations changed again in the fourth quarter as October CPI came in at 3.2% year-on-year, and the November FOMC statement indicated that the Central Bank was taking additional time to assess the economic impact from prior hikes. Chair Powell noted during the December press conference that the FOMC was “very focused” on the risk of keeping the funds rate too high for too long. The Fed’s December dot plot indicated the Fed Funds rate would end 2024 at 4.5% to 4.75% down 75 basis points from the current range of 5.25% to 5.5%. The FOMC meeting proved dovish as Chair Powell shifted monetary policy from a “higher for longer” regime to prospective rate cuts. In January, the markets continued to advance, given robust economic condition and market expectation of near term rate cuts, although Chair Powell pushed back against a March meeting rate cut during the January FOMC meeting.

Portfolio Performance and Positioning

The Fund’s total return for Class A and Class I shares were 3.03%* and 3.17%*, respectively, for the six-month period ended January 31, 2024, compared to a return of 3.28% for the ICE BofA 1-3 Year US Treasury Index. The Fund’s performance was driven by interest income and spread tightening of the overall Agency MBS market. Lower interest rates also contributed to price outperformance.

In our view, the portfolio’s weighting in short duration Agency residential MBS offers a substantial yield premium over similar duration Treasuries. This yield should drive returns going forward and help buffer continuing market volatility. In addition, Agency MBS should perform better relative to credit sectors in a slowing economy. This combination of income advantage and Agency credit quality offer attractive risk-adjusted return over other short duration alternatives in our view.

Historically, the Treasury yield curve steepens with longer maturity yields increasing more (or decreasing less) relative to shorter maturity yields as the Fed approaches the end of a hiking cycle. This technical dynamic further supports shorter duration fixed income securities such as Agency MBS.

Within short duration Agency MBS, we continue to closely monitor and adjust portfolio weightings as a function of year of origination (i.e. seasoned vs. new origination), loan term (15-years vs. 30-years), and borrower profiles, seeking to mitigate the risk of duration drift under different market conditions. In addition, we believe Agency Commercial Mortgage-Backed Securities backed by Multi-Family Residential loans offer good relative value given the bullet cash flow structure of underlying mortgage loans.

If you would like more frequent updates, visit our website at www.integrityvikingfunds.com for daily prices along with pertinent Fund information.

Sincerely,

The Portfolio Management Team

M.D. Sass, Inc.

The views expressed are those of M.D. Sass Investor Services, Inc., sub-adviser to the Fund. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector, the markets generally, or any of the funds in the Integrity Viking family of funds.

*Performance does not include applicable front-end or contingent deferred sales charges, which would have reduced the performance.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund’s investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

INTEGRITY SHORT TERM GOVERNMENT FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

Average Annual Total Returns for the periods ended January 31, 2024

	1 year	3 year	5 year	10 year	Since Inception*
Class A Without sales charge	3.06%	-1.35%	N/A	N/A	-0.40%
Class A With sales charge (2.00%)	0.98%	-2.03%	N/A	N/A	-0.90%
Class I Without sales charge	3.25%	-1.11%	0.51%	0.78%	0.90%
* January 21, 2020 for Class A; June 30, 2011 for Class I

The total annual fund operating expense ratio (before expense waivers and reimbursements and including acquired fund fees and expenses) for the six month period ended January 31, 2024 was 1.13% and 0.88% for Class A and I, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) for the six month period ended January 31, 2024 was 0.80% and 0.55% (annualized) for Class A and I, respectively. The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2024 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.80% and 0.55% for Class A and I, respectively. This expense limitation agreement may only be terminated or modified prior to November 29, 2024 with the approval of the Fund’s Board of Trustees.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares. The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

INTEGRITY DIVIDEND HARVEST FUND

PORTFOLIO MARKET SECTORS January 31, 2024 (unaudited)

Financials	16.4%
Information Technology	16.4%
Health Care	15.3%
Consumer Staples	14.6%
Energy	10.0%
Utilities	13.5%
Consumer Discretionary	4.3%
Industrials	3.2%
Communication Services	3.8%
Materials	1.0%
Cash Equivalents and Other	1.5%
100.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are based on net assets.

SCHEDULE OF INVESTMENTS January 31, 2024 (unaudited)

		Fair
	Shares	Value
COMMON STOCKS (98.5%)

Communication Services (3.8%)
BCE Inc	135,000	$5,447,250
Verizon Communications Inc	156,000	6,606,600
		12,053,850
Consumer Discretionary (4.3%)
Genuine Parts Co	17,000	2,383,910
Home Depot Inc/The	15,000	5,294,400
McDonald’s Corp	6,000	1,756,320
Target Corp	30,000	4,172,400
		13,607,030
Consumer Staples (14.6%)
British American Tobacco PLC ADR	175,000	7,021,000
Altria Group Inc	176,000	5,209,600
Coca Cola Co/The	50,000	2,974,500
Kenvue Inc	280,000	5,812,800
Kimberly Clark Corp	54,000	6,532,380
PepsiCo Inc	44,000	7,415,320
Philip Morris International Inc	90,000	8,176,500
Procter & Gamble Co/The	21,000	3,299,940
		46,442,040
Energy (10.0%)
Chevron Corp	20,000	2,948,600
Devon Energy Corp	90,000	3,781,800
Diamondback Energy Inc	40,000	6,149,600
Enbridge Inc	170,000	6,035,000
EOG Resources Inc	22,000	2,503,380
Exxon Mobil Corp	20,000	2,056,200
Targa Resources Corp	30,000	2,548,800
TransCanada Corp	145,000	5,717,350
		31,740,730
Financials (16.4%)
Allstate Corp/The	17,000	2,639,250
Bank of America Corp	185,000	6,291,850
BlackRock Inc	13,000	10,066,030
JPMorgan Chase & Co	55,000	9,589,800
Morgan Stanley	130,000	11,341,200
Old Republic International Corp	110,000	3,084,400
Prudential Financial Inc	88,000	9,233,840
		52,246,370
Health Care (15.3%)
AbbVie Inc	142,000	23,344,800
AMGEN INC	7,000	2,199,820
Bristol Myers Squibb Co	100,000	4,887,000
CVS Health Corp	35,000	2,602,950
Merck & Co Inc	77,000	9,300,060
Pfizer Inc	230,000	6,228,400
		48,563,030
Industrials (3.2%)
Illinois Tool Works Inc	14,000	3,652,600
Lockheed Martin Corp	7,000	3,005,870
United Parcel Service Inc	24,000	3,405,600
		10,064,070
Information Technology (16.4%)
Broadcom Inc	21,000	24,780,000
International Business Machines Corp	22,000	4,040,520
QUALCOMM Inc	78,000	11,583,780
Skyworks Solutions Inc	40,000	4,178,400
Texas Instruments Inc	47,000	7,525,640
		52,108,340

Materials (1.0%)
Air Products & Chemicals Inc	12,000	3,068,520

Utilities (13.5%)
AES Corp/The	175,000	2,919,000
American Electric Power Co Inc	154,000	12,033,560
Entergy Corp	85,000	8,479,600
NextEra Energy Inc	218,000	12,781,340
WEC Energy Group Inc	84,000	6,783,840
		42,997,340

TOTAL INVESTMENTS (Cost $282,097,575)		$312,891,320

OTHER ASSETS LESS LIABILITIES (1.5%)		$4,783,247

NET ASSETS (100.0%)		$317,674,567

PLC - Public Limited Company
ADR - American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

INTEGRITY DIVIDEND SUMMIT FUND

PORTFOLIO MARKET SECTORS January 31, 2024 (unaudited)

Materials	15.5%
Energy	16.7%
Financials	14.2%
Consumer Staples	15.5%
Cash Equivalents and Other	8.0%
Health Care	8.9%
Information Technology	4.4%
Utilities	7.8%
Communication Services	6.4%
Consumer Discretionary	2.6%
100.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are based on net assets.

SCHEDULE OF INVESTMENTS January 31, 2024 (unaudited)

		Fair
	Shares	Value
COMMON STOCKS (92.0%)

Communication Services (6.4%)
Verizon Communications Inc	1,300	$55,055

Consumer Discretionary (2.6%)
Best Buy Co Inc	200	14,498
Whirlpool Corp	70	7,666
		22,164
Consumer Staples (15.5%)
Altria Group Inc	1,600	64,192
British American Tobacco PLC ADR	800	23,680
Philip Morris International Inc	330	29,981
Walgreens Boots Alliance Inc	700	15,799
		133,652
Energy (16.7%)
Diamondback Energy Inc	220	33,823
Enbridge Inc	1,000	35,500
Oasis Petroleum Inc	350	53,816
Pembina Pipeline Corp	600	20,658
		143,797
Financials (14.2%)
Morgan Stanley	150	13,086.00
PNC Financial Services Group Inc/The	200	30,242.00
Prudential Financial Inc	330	34,627.00
Regions Financial Corp	1,300	24,271.00
T Rowe Price Group Inc	90	9,760.00
US Bancorp	240	9,970.00
		121,956
Health Care (8.9%)
AbbVie Inc	250	41,100
Pfizer Inc	1,300	35,204
		76,304
Information Technology (4.4%)
Broadcom Inc	10	11,800
International Business Machines Corp	100	18,366
Seagate Technology PLC	90	7,711
		37,877
Materials (15.5%)
BHP Group Ltd ADR	580	35,508
Dow Inc	400	21,440
LyondellBasell Industries NV	110	10,353
Rio Tinto PLC ADR	350	24,244
Sociedad Quimica y Minera de Chile SA ADR	300	12,621
Southern Copper Corp	360	29,556
		133,722
Utilities (7.8%)
Dominion Resources Inc/VA	500	22,860
Duke Energy Corp	150	14,375
Entergy Corp	300	29,928
		67,163

TOTAL COMMON STOCKS (COST: $783,907)		$791,690

OTHER ASSETS LESS LIABILITIES (8.0%)		$68,626

NET ASSETS (100.0%)		$860,316

PLC - Public Limited Company
ADR - American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

INTEGRITY GROWTH & INCOME FUND

PORTFOLIO MARKET SECTORS January 31, 2024 (unaudited)

Information Technology	39.5%
Industrials	10.8%
Consumer Discretionary	9.7%
Financials	10.1%
Cash Equivalents and Other	11.3%
Health Care	7.0%
Consumer Staples	3.9%
Materials	2.2%
Communication Services	1.3%
Utilities	3.3%
Energy	0.9%
100.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are based on net assets.

SCHEDULE OF INVESTMENTS January 31, 2024 (unaudited)

		Fair
	Shares	Value
COMMON STOCKS (88.7%)

Communication Services (1.3%)
AT&T Inc	65,000	$1,149,850

Consumer Discretionary (9.7%)
Home Depot Inc/The	6,000	2,117,760
Lowe’s Cos Inc	10,000	2,128,400
Starbucks Corp	22,000	2,046,660
Target Corp	18,000	2,503,440
		8,796,260
Consumer Staples (3.9%)
Kimberly Clark Corp	14,000	1,693,580
PepsiCo Inc	11,000	1,853,830
		3,547,410
Energy (0.9%)
Kinder Morgan Inc/DE	50,000	846,000

Financials (10.1%)
Bank of America Corp	30,000	1,020,300
PNC Financial Services Group Inc/The	10,000	1,512,100
BlackRock Inc	3,000	2,322,930
JPMorgan Chase & Co	12,000	2,092,320
S&P Global Inc	5,000	2,241,750
		9,189,400
Health Care (7.0%)
Thermo Fisher Scientific Inc	5,000	2,694,900
*Edwards Lifesciences Corp	20,000	1,569,400
UnitedHealth Group Inc	4,000	2,046,960
		6,311,260
Industrials (10.8%)
Caterpillar Inc	4,500	1,351,395
Deere & Co	4,000	1,574,320
FedEx Corp	7,000	1,689,030
Waste Management Inc	13,000	2,413,190
Trane Technologies PLC	11,000	2,772,550
		9,800,485
Information Technology (39.5%)
*Advanced Micro Devices Inc	17,000	2,850,730
Apple Inc	20,000	3,688,000
Intuit Inc	5,000	3,156,650
KLA Tencor Corp	6,000	3,564,240
Lam Research Corp	4,000	3,300,680
Microsoft Corp	6,000	2,385,480
QUALCOMM Inc	20,000	2,970,200
Cisco Systems Inc	35,000	1,756,300
Mastercard Inc	7,000	3,144,610
NVIDIA Corp	8,000	4,922,160
Visa Inc	15,000	4,098,900
		35,837,950
Materials (2.2%)
Air Products & Chemicals Inc	8,000	2,045,680

Utilities (3.3%)
Exelon Corp	35,000	1,218,350
NextEra Energy Inc	30,000	1,758,900
		2,977,250

TOTAL INVESTMENTS (Cost $44,433,294)		$80,501,545

OTHER ASSETS LESS LIABILITIES (11.3%)		$10,284,727

NET ASSETS (100.0%)		$90,786,272

*Non-income producing
PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

INTEGRITY HIGH INCOME FUND

PORTFOLIO MARKET SECTORS January 31, 2024 (unaudited)

Consumer Discretionary	24.4%
Industrials	14.7%
Communication Services	14.8%
Energy	12.6%
Health Care	9.6%
Materials	6.0%
Information Technology	5.3%
Consumer Staples	5.4%
Cash Equivalents and Other	3.0%
Financials	2.1%
Utilities	1.4%
Real Estate	0.7%
100.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are based on net assets.

SCHEDULE OF INVESTMENTS January 31, 2024 (unaudited)

	Principal	Fair
	Amount	Value
CORPORATE BONDS (95.5%)

Communication Services (14.4%)
Altice France SA/France - 144A 5.500% 01/15/2028 Callable @ 100.000 09/15/2024	200,000	$158,171
Arches Buyer Inc - 144A 4.250% 06/01/2028 Callable @ 101.063 12/01/2024	75,000	67,483
Arches Buyer Inc - 144A 6.125% 12/01/2028 Callable @ 101.531 12/01/2024	17,000	14,620
CCO Holdings LLC / CCO Holdings Capital Corp 4.500% 05/01/2032 Callable @ 102.250 05/01/2026	70,000	58,464
CCO Holdings LLC / CCO Holdings Capital Corp - 144A 4.250% 01/15/2034 Callable @ 102.125 01/15/2028	5,000	3,982
* CCO Holdings LLC / CCO Holdings Capital Corp - 144A 4.250% 02/01/2031 Callable @ 102.125 07/01/2025	223,000	189,574
CCO Holdings LLC / CCO Holdings Capital Corp - 144A 4.500% 08/15/2030 Callable @ 102.250 02/15/2025	421,000	365,852
CCO Holdings LLC / CCO Holdings Capital Corp - 144A 4.750% 02/01/2032 Callable @ 102.375 02/01/2027	16,000	13,659
CCO Holdings LLC / CCO Holdings Capital Corp - 144A 4.750% 03/01/2030 Callable @ 102.375 09/01/2024	260,000	230,788
CCO Holdings LLC / CCO Holdings Capital Corp - 144A 5.000% 02/01/2028 Callable @ 100.833 08/01/2024	441,000	416,348
CCO Holdings LLC / CCO Holdings Capital Corp - 144A 5.375% 06/01/2029 Callable @ 102.688 06/01/2024	180,000	168,197
Centerfield Media Parent Inc - 144A 6.625% 08/01/2026 Callable @ 101.656 08/01/2024	30,000	19,194
CenturyLink Inc - 144A 4.000% 02/15/2027 Callable @ 101.000 02/15/2024	330,000	170,517
Cinemark USA Inc - 144A 5.250% 07/15/2028 Callable @ 102.625 07/15/2024	45,000	41,513
Cinemark USA Inc - 144A 8.750% 05/01/2025 Callable @ 100.000 05/01/2024	16,000	16,100
Clear Channel Outdoor Holdings Inc - 144A 9.000% 09/15/2028 Callable @ 104.500 09/15/2025	35,000	36,435
CSC Holdings LLC - 144A 5.750% 01/15/2030 Callable @ 102.875 01/15/2025	200,000	106,000
CSC Holdings LLC - 144A 6.500% 02/01/2029 Callable @ 103.250 02/01/2024	400,000	341,040
DIRECTV Holdings LLC / DIRECTV Financing Co Inc - 144A 5.875% 08/15/2027 Callable @ 102.938 08/15/2024	252,000	240,171
DISH Network Corp 2.375% 03/15/2024	115,000	112,344
DISH Network Corp 3.375% 08/15/2026	73,000	42,340
* DISH Network Corp - 144A 11.750% 11/15/2027 Callable @ 100.000 05/15/2025	222,000	231,255
(4) Entercom Media Corp - 144A 6.500% 05/01/2027 Callable @ 101.625 05/01/2024	130,000	4,550
FRONTIER COMM HLDGS LLC 5.875% 11/01/2029 Callable @ 102.938 11/01/2024	14,737	12,506
Frontier Communications Corp - 144A 5.000% 05/01/2028 Callable @ 102.500 05/01/2024	195,000	179,968
Frontier Communications Corp - 144A 5.875% 10/15/2027 Callable @ 101.469 10/15/2024	4,000	3,847
Frontier Communications Corp - 144A 6.750% 05/01/2029 Callable @ 103.375 05/01/2024	9,000	7,965
Frontier Communications Holdings LLC - 144A 6.000% 01/15/2030 Callable @ 103.000 10/15/2024	27,000	22,891
Frontier Communications Holdings LLC - 144A 8.750% 05/15/2030 Callable @ 140.375 05/15/2025	49,000	50,204
Gannett Holdings LLC - 144A 6.000% 11/01/2026 Callable @ 101.500 11/01/2024	37,000	33,393
Gray Escrow II Inc - 144A 5.375% 11/15/2031 Callable @ 102.688 11/15/2026	44,000	34,600
Gray Escrow Inc - 144A 7.000% 05/15/2027 Callable @ 101.750 05/15/2024	77,000	75,267
Gray Television Inc - 144A 4.750% 10/15/2030 Callable @ 102.375 10/15/2025	163,000	128,157
iHeartCommunications Inc 6.375% 05/01/2026 Callable @ 100.000 05/01/2024	176,189	151,328
iHeartCommunications Inc 8.375% 05/01/2027 Callable @ 100.000 05/01/2024	169,489	104,992
iHeartCommunications Inc - 144A 5.250% 08/15/2027 Callable @ 100.000 08/15/2024	170,000	131,872
Intelsat SA - 144A 6.500% 03/15/2030 Callable @ 100.000 03/15/2025	300,000	283,424
+ Level 3 Financing Inc - 144A 3.625% 01/15/2029 Callable @ 100.906 01/15/2025	39,000	19,695
+ Level 3 Financing Inc - 144A 4.250% 07/01/2028 Callable @ 101.063 07/01/2024	45,000	24,075
+ Level 3 Financing Inc - 144A 4.625% 09/15/2027 Callable @ 100.000 09/15/2024	100,000	59,000
Live Nation Entertainment Inc - 144A 3.750% 01/15/2028 Callable @ 101.875 01/15/2025	37,000	34,179
Live Nation Entertainment Inc - 144A 4.750% 10/15/2027 Callable @ 101.188 10/15/2024	170,000	162,618
Live Nation Entertainment Inc - 144A 5.625% 03/15/2026 Callable @ 100.000 03/15/2024	70,000	69,273
Live Nation Entertainment Inc - 144A 6.500% 05/15/2027 Callable @ 103.250 05/15/2024	283,000	285,913
Lumen Tech Inc - 144A 4.500% 01/15/2029 Callable @ 101.125 01/15/2025	40,000	9,400
Lumen Tech Inc - 144A 5.125% 12/15/2026 Callable @ 100.000 12/15/2024	247,000	156,228
Lumen Technologies Inc - 144A 5.375% 06/15/2029 Callable @ 102.688 06/15/2024	70,000	16,800
Mav Acquisition Corp - 144A 5.750% 08/01/2028 Callable @ 102.875 08/01/2024	80,000	75,557
Midas OpCo Holdings LLC - 144A 5.625% 08/15/2029 Callable @ 102.813 08/15/2024	103,000	94,760
News Corp - 144A 3.875% 05/15/2029 Callable @ 100.000 05/15/2024	92,000	84,571
News Corp - 144A 5.125% 02/15/2032 Callable @ 102.563 02/15/2027	40,000	37,591
Nexstar Broadcasting Inc - 144A 4.750% 11/01/2028 Callable @ 101.188 11/01/2024	251,000	229,903
Nexstar Escrow Inc - 144A 5.625% 07/15/2027 Callable @ 101.406 07/15/2024	269,000	262,003
Outfront Media Capital LLC / Outfront Media Capital Corp - 144A 4.250% 01/15/2029 Callable @ 101.063 01/15/2025	5,000	4,438
Outfront Media Capital LLC / Outfront Media Capital Corp - 144A 4.625% 03/15/2030 Callable @ 102.313 03/15/2025	20,000	17,657
Outfront Media Capital LLC / Outfront Media Capital Corp - 144A 5.000% 08/15/2027 Callable @ 100.000 08/15/2024	20,000	19,144
Outfront Media Capital LLC / Outfront Media Capital Corp - 144A 7.375% 02/15/2031 Callable @ 103.688 11/15/2026	32,000	33,312
SBA Communications Corp 3.125% 02/01/2029 Callable @ 101.563 02/01/2024	58,000	51,693
Scripps Escrow Inc - 144A 5.875% 07/15/2027 Callable @ 100.469 07/15/2024	50,000	45,064
Sinclair Television Group Inc - 144A 4.125% 12/01/2030 Callable @ 102.063 12/01/2025	65,000	50,019
Sirius XM Radio Inc - 144A 3.875% 09/01/2031 Callable @ 101.938 09/01/2026	70,000	58,359
Sirius XM Radio Inc - 144A 4.000% 07/15/2028 Callable @ 102.000 07/15/2024	141,000	128,143
Sirius XM Radio Inc - 144A 5.500% 07/01/2029 Callable @ 102.750 07/01/2024	229,000	218,338
TEGNA Inc 5.000% 09/15/2029 Callable @ 102.500 09/15/2024	40,000	37,066
Telecom Italia Capital SA 6.375% 11/15/2033	12,000	11,632
United States Cellular Corp 6.700% 12/15/2033	105,000	108,150
Univision Communications Inc - 144A 6.625% 06/01/2027 Callable @ 101.656 06/01/2024	15,000	14,840
Univision Communications Inc - 144A 7.375% 06/30/2030 Callable @ 103.688 06/30/2025	111,000	108,974
Univision Communications Inc - 144A 8.000% 08/15/2028 Callable @ 104.000 08/15/2025	61,000	62,042
		$6,859,448
Consumer Discretionary (23.5%)
Acushnet Co - 144A 7.375% 10/15/2028 Callable @ 103.688 10/15/2025	19,000	19,710
Adient Global Holdings Ltd - 144A 7.000% 04/15/2028 Callable @ 103.500 04/15/2025	3,000	3,067
Adient Global Holdings Ltd - 144A 8.250% 04/15/2031 Callable @ 104.125 04/16/2026	77,000	81,329
Allied Universal Holdco LLC / Allied Universal Finance Corp - 144A 6.625% 07/15/2026 Callable @ 100.000 07/15/2024	51,000	50,238
Allison Transmission Inc - 144A 5.875% 06/01/2029 Callable @ 102.938 06/01/2024	109,000	108,325
American Axle & Manufacturing Inc 5.000% 10/01/2029 Callable @ 102.500 10/01/2024	16,000	14,079
American Axle & Manufacturing Inc 6.250% 03/15/2026	12,000	11,779
American Axle & Manufacturing Inc 6.500% 04/01/2027 Callable @ 101.083 04/01/2024	83,000	82,739
American Axle & Manufacturing Inc 6.875% 07/01/2028	167,000	162,420
Aramark Services Inc - 144A 5.000% 02/01/2028 Callable @ 101.666 02/01/2024	140,000	135,300
Asbury Automotive Group Inc 4.500% 03/01/2028 Callable @ 101.250 03/01/2024	77,000	72,392
Asbury Automotive Group Inc 4.750% 03/01/2030 Callable @ 102.375 03/01/2025	11,000	10,189
Asbury Automotive Group Inc - 144A 4.625% 11/15/2029 Callable @ 102.313 11/15/2024	163,000	150,427
Bath & Body Works Inc - 144A 6.625% 10/01/2030 Callable @ 103.313 10/01/2025	30,000	30,398
Boyne USA Inc - 144A 4.750% 05/15/2029 Callable @ 102.375 05/15/2024	86,000	78,419
Caesars Entertainment Inc - 144A 4.625% 10/15/2029 Callable @ 102.313 10/15/2024	84,000	76,686
Caesars Entertainment Inc - 144A 6.250% 07/01/2025 Callable @ 100.000 07/01/2024	50,000	50,243
Caesars Entertainment Inc - 144A 6.500% 02/15/2032 Callable @ 103.250 02/15/2027	54,000	54,639
Caesars Entertainment Inc - 144A 8.125% 07/01/2027 Callable @ 102.031 07/01/2024	130,000	133,284
Carnival Corp - 144A 4.000% 08/01/2028 Callable @ 100.000 05/01/2028	64,000	59,301
Carnival Corp - 144A 5.750% 03/01/2027 Callable @ 100.000 12/01/2026	76,000	74,972
Carnival Corp - 144A 6.000% 05/01/2029 Callable @ 103.000 11/01/2024	29,000	28,097
Carnival Corp - 144A 7.000% 08/15/2029 Callable @ 103.500 08/15/2026	29,000	30,159
Carnival Corp - 144A 9.875% 08/01/2027 Callable @ 104.938 02/01/2024	45,000	47,222
Carnival Holdings Bermuda Ltd - 144A 10.375% 05/01/2028 Callable @ 105.188 05/01/2025	59,000	64,680
CCO Holdings LLC / CCO Holdings Capital Corp - 144A 5.125% 05/01/2027	354,000	341,255
CD&R Smokey Buyer Inc - 144A 6.750% 07/15/2025 Callable @ 100.000 07/15/2024	126,000	124,336
Cedar Fair LP 5.250% 07/15/2029 Callable @ 102.625 07/15/2024	40,000	38,238
Cedar Fair LP / Canada’s Wonderland Co / Magnum Management Corp / Millennium Op 5.375% 04/15/2027 Callable @ 100.896 04/15/2024	40,000	39,596
Cedar Fair LP / Canada’s Wonderland Co / Magnum Management Corp / Millennium Op - 144A 5.500% 05/01/2025	128,000	127,752
Clarios Global LP - 144A 6.750% 05/15/2025	60,000	59,973
Clarios Global LP / Clarios US Finance Co - 144A 6.750% 05/15/2028 Callable @ 103.375 05/15/2025	57,000	57,756
* Panther BF Aggregator 2 - 144A 8.500% 05/15/2027 Callable @ 100.000 05/15/2024	144,000	144,558
Clear Channel Outdoor Holdings Inc - 144A 7.500% 06/01/2029 Callable @ 103.750 06/01/2024	93,000	77,244
Clear Channel Outdoor Holdings Inc - 144A 7.750% 04/15/2028 Callable @ 103.875 04/15/2024	189,000	164,062
Clear Channel Worldwide Holdings Inc - 144A 5.125% 08/15/2027 Callable @ 100.000 08/15/2024	216,000	203,426
(5) Cooper- 144A Standard Automotive Inc - 5.625%(10.625%) 05/15/2027 Callable @ 102.810 01/31/2025	180,842	134,433
(5) Cooper- 144A Standard Automotive Inc - 13.500% (4.5%) 03/31/2027 Callable @ 104.500 01/31/2025	294,098	314,145
Dana Inc 5.625% 06/15/2028 Callable @ 101.406 06/15/2024	67,000	64,831
* DISH DBS Corp 5.875% 11/15/2024	536,000	497,612
DISH DBS Corp 7.750% 07/01/2026	193,000	113,720
DISH DBS Corp - 144A 5.250% 12/01/2026 Callable @ 100.000 06/01/2026	345,000	272,107
DISH DBS Corp - 144A 5.750% 12/01/2028 Callable @ 100.000 12/01/2027	65,000	43,948
Dornoch Debt Merger Sub Inc - 144A 6.625% 10/15/2029 Callable @ 103.313 10/15/2024	110,000	100,469
* Ford Motor Credit Co LLC 3.375% 11/13/2025 Callable @ 100.000 10/13/2025	200,000	191,941
* Ford Motor Credit Co LLC 4.687% 06/09/2025 Callable @ 100.000 04/09/2025	670,000	660,452
* Ford Motor Credit Co LLC 5.125% 06/16/2025 Callable @ 100.000 05/16/2025	600,000	594,858
Gap Inc/The - 144A 3.625% 10/01/2029 Callable @ 101.813 10/01/2024	103,000	88,220
Garda World Security Corp - 144A 4.625% 02/15/2027 Callable @ 101.156 02/15/2024	30,000	28,349
Garda World Security Corp - 144A 6.000% 06/01/2029 Callable @ 103.000 06/01/2024	59,000	51,814
Garda World Security Corp - 144A 9.500% 11/01/2027 Callable @ 100.000 11/01/2024	85,000	85,221
GLP Capital LP / GLP Financing II Inc 5.250% 06/01/2025	17,000	16,930
Goodyear Tire & Rubber Co/The 5.000% 07/15/2029 Callable @ 100.000 04/15/2029	121,000	113,180
Goodyear Tire & Rubber Co/The 5.250% 04/30/2031 Callable @ 100.000 01/30/2031	31,000	28,212
Goodyear Tire & Rubber Co/The 5.250% 07/15/2031 Callable @ 100.000 04/15/2031	70,000	63,541
Hanesbrands Inc - 144A 4.875% 05/15/2026	35,000	33,774
Hanesbrands Inc - 144A 9.000% 02/15/2031 Callable @ 104.500 02/15/2026	25,000	25,205
Hilton Domestic Operating Co Inc - 144A 5.750% 05/01/2028	38,000	38,047
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp 4.875% 04/01/2027 Callable @ 100.609 04/01/2024	73,000	71,783
Hughes Satellite Systems Corp 6.625% 08/01/2026	20,000	13,775
L Brands Inc 6.750% 07/01/2036	35,000	34,523
Marriott Ownership Resorts Inc - 144A 4.500% 06/15/2029 Callable @ 102.250 06/15/2024	21,000	18,879
Mattel Inc - 144A 5.875% 12/15/2027 Callable @ 101.469 12/15/2024	68,000	68,240
MGM Growth Properties Operating Partnership LP / MGP Finance Co- 144A Issuer Inc - 3.875% 02/15/2029	40,000	36,829
MGM Growth Properties Operating Partnership LP / MGP Finance Co- 144A Issuer Inc - 4.500% 01/15/2028 Callable @ 100.000 10/15/2027	10,000	9,544
MGM Growth Properties Operating Partnership LP / MGP Finance Co- 144A Issuer Inc - 4.500% 09/01/2026 Callable @ 100.000 06/01/2026	15,000	14,592
MGM Growth Properties Operating Partnership LP / MGP Finance Co- 144A Issuer Inc - 4.625% 06/15/2025 Callable @ 100.000 03/15/2025	42,000	41,367
MGM Growth Properties Operating Partnership LP / MGP Finance Co- 144A Issuer Inc - 5.625% 05/01/2024 Callable @ 100.000 02/01/2024	30,000	29,965
MGM Resorts International 5.500% 04/15/2027 Callable @ 100.000 01/15/2027	85,000	84,097
* MGM Resorts International 5.750% 06/15/2025 Callable @ 100.000 03/15/2025	195,000	195,113
MGM Resorts International 6.750% 05/01/2025 Callable @ 100.000 05/01/2024	25,000	25,062
Newell Brands Inc 4.200% 04/01/2026 Callable @ 100.000 01/01/2026	117,000	114,077
Newell Brands Inc 5.625% 04/01/2036 Callable @ 100.000 10/01/2035	65,000	57,979
Newell Brands Inc 6.375% 09/15/2027 Callable @ 100.000 06/15/2027	35,000	34,385
Newell Brands Inc 6.625% 09/15/2029 Callable @ 100.000 06/15/2029	25,000	24,314
NMG Holding Co Inc / Neiman Marcus Group LLC - 144A 7.125% 04/01/2026 Callable @ 101.781 04/01/2024	180,000	175,497
Nordstrom Inc 4.375% 04/01/2030 Callable @ 100.000 01/01/2030	2,000	1,735
Panther BF Aggregator 2 LP / Panther Finance Co Inc - 144A 6.250% 05/15/2026 Callable @ 100.000 05/15/2024	132,000	131,761
* PetSmart Inc / PetSmart Finance Corp - 144A 4.750% 02/15/2028 Callable @ 102.375 02/15/2024	250,000	233,559
PM General Purchaser LLC - 144A 9.500% 10/01/2028 Callable @ 102.375 10/01/2024	72,000	72,816
Realogy Group LLC / Realogy Co- 144A Issuer Corp - 5.250% 04/15/2030 Callable @ 102.625 04/15/2025	112,000	78,732
Royal Caribbean Cruises Ltd - 144A 7.250% 01/15/2030 Callable @ 103.625 12/15/2025	47,000	48,984
Royal Caribbean Cruises Ltd - 144A 8.250% 01/15/2029 Callable @ 104.125 04/01/2025	63,000	66,988
Royal Caribbean Cruises Ltd - 144A 9.250% 01/15/2029 Callable @ 104.625 04/01/2025	63,000	67,750
Royal Caribbean Cruises Ltd - 144A 11.625% 08/15/2027 Callable @ 105.813 08/15/2024	135,000	146,933
* Ryman Hospitality Properties Inc 4.750% 10/15/2027 Callable @ 101.188 10/15/2024	175,000	167,997
Service Corp International/US 3.375% 08/15/2030 Callable @ 101.688 08/15/2025	72,000	62,784
Service Corp International/US 4.000% 05/15/2031 Callable @ 102.000 05/15/2026	19,000	16,912
Service Corp International/US 5.125% 06/01/2029 Callable @ 102.563 06/01/2024	2,000	1,953
(5) Shutterfly Finance LLC - 144A 8.500% (4.2500%) 10/01/2027 Callable @ 100.000 06/09/2025	174,472	128,237
Shutterfly Finance LLC - 144A 9.750% 10/01/2027 Callable @ 100.000 06/09/2025	20,730	20,523
Sirius XM Radio Inc - 144A 5.000% 08/01/2027 Callable @ 100.833 08/01/2024	161,000	154,721
Six Flags Entertainment Corp - 144A 5.500% 04/15/2027 Callable @ 100.917 04/15/2024	35,000	34,889
Six Flags Entertainment Corp - 144A 7.250% 05/15/2031 Callable @ 103.625 05/15/2026	15,000	15,300
Six Flags Theme Parks Inc - 144A 7.000% 07/01/2025 Callable @ 100.000 07/01/2024	63,000	63,306
Sonic Automotive Inc - 144A 4.625% 11/15/2029 Callable @ 102.313 11/15/2024	69,000	62,425
Staples Inc - 144A 7.500% 04/15/2026 Callable @ 100.000 04/15/2024	240,000	224,651
Staples Inc - 144A 10.750% 04/15/2027 Callable @ 100.000 04/15/2024	100,000	77,500
Station Casinos LLC - 144A 4.500% 02/15/2028 Callable @ 101.125 02/15/2024	145,000	136,288
Superior Plus LP / Superior General Partner Inc - 144A 4.500% 03/15/2029 Callable @ 102.250 03/15/2024	56,000	50,971
Tempur Sealy International Inc - 144A 3.875% 10/15/2031 Callable @ 101.938 10/15/2026	34,000	28,720
Tempur Sealy International Inc - 144A 4.000% 04/15/2029 Callable @ 102.000 04/15/2024	149,000	134,460
US Foods Inc - 144A 4.625% 06/01/2030 Callable @ 102.313 06/01/2025	68,000	63,317
US Foods Inc - 144A 4.750% 02/15/2029 Callable @ 102.375 02/15/2024	15,000	14,222
Vail Resorts Inc - 144A 6.250% 05/15/2025	104,000	104,150
VICI Properties LP / VICI Note Co Inc - 144A 3.750% 02/15/2027	90,000	85,149
VICI Properties LP / VICI Note Co Inc - 144A 4.250% 12/01/2026 Callable @ 100.000 12/01/2024	113,000	108,943
VICI Properties LP / VICI Note Co Inc - 144A 4.625% 12/01/2029 Callable @ 102.313 12/01/2024	118,000	111,316
Videotron Ltd - 144A 5.375% 06/15/2024 Callable @ 100.000 03/15/2024	45,000	44,865
Videotron Ltd / Videotron Ltee - 144A 5.125% 04/15/2027 Callable @ 100.854 04/15/2024	100,000	98,500
Vista Outdoor Inc - 144A 4.500% 03/15/2029 Callable @ 102.250 03/15/2024	144,000	140,400
Wand NewCo 3 Inc - 144A 7.625% 01/30/2032 Callable @ 103.813 01/30/2027	47,000	48,575
Weekley Homes LLC / Weekley Finance Corp - 144A 4.875% 09/15/2028 Callable @ 101.625 09/15/2024	49,000	45,562
William Carter Co/The - 144A 5.625% 03/15/2027 Callable @ 100.000 03/15/2024	85,000	83,423
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp - 144A 5.250% 05/15/2027 Callable @ 100.000 02/15/2027	25,000	24,432
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp - 144A 5.500% 03/01/2025 Callable @ 100.000 12/01/2024	162,000	161,884
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp - 144A 5.125% 10/01/2029	213,000	201,310
		$11,186,263
Consumer Staples (5.4%)
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC - 144A 3.250% 03/15/2026 Callable @ 100.000 09/15/2024	33,000	31,343
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC - 144A 3.500% 03/15/2029 Callable @ 100.875 09/15/2024	122,000	110,227
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC - 144A 4.625% 01/15/2027 Callable @ 101.156 01/15/2025	275,000	267,150
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC - 144A 4.875% 02/15/2030	30,000	28,735
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC - 144A 5.875% 02/15/2028 Callable @ 101.469 08/15/2024	81,000	80,811
Central Garden & Pet Co 4.125% 10/15/2030 Callable @ 102.063 10/15/2025	49,000	43,937
Central Garden & Pet Co 5.125% 02/01/2028 Callable @ 100.854 01/01/2025	183,000	177,108
Central Garden & Pet Co - 144A 4.125% 04/30/2031 Callable @ 102.063 04/30/2026	8,000	7,069
Coty Inc - 144A 5.000% 04/15/2026 Callable @ 101.250 04/15/2024	47,000	46,090
Coty Inc - 144A 6.500% 04/15/2026 Callable @ 100.000 04/15/2024	3,000	2,996
Edgewell Personal Care Co - 144A 4.125% 04/01/2029 Callable @ 102.063 04/01/2024	25,000	22,719
Edgewell Personal Care Co - 144A 5.500% 06/01/2028 Callable @ 101.375 06/01/2024	135,000	132,042
Energizer Holdings Inc - 144A 4.375% 03/31/2029 Callable @ 101.094 09/30/2024	83,000	75,132
Energizer Holdings Inc - 144A 4.750% 06/15/2028 Callable @ 101.188 06/15/2024	249,000	231,695
Energizer Holdings Inc - 144A 6.500% 12/31/2027 Callable @ 103.250 08/31/2024	37,000	36,832
HFC Prestige Products Inc/HFC Prestige International US LLC - 144A 4.750% 01/15/2029 Callable @ 102.375 01/15/2025	10,000	9,545
+^(3) ESC CB11A High Ridge DTD 3/22/2017 8.875% 3/15/2025	60,000	0
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc - 144A 9.000% 02/15/2029 Callable @ 104.500 02/15/2026	27,000	27,277
Lamb Weston Holdings Inc - 144A 4.125% 01/31/2030 Callable @ 102.063 01/31/2025	84,000	76,653
Performance Food Group Inc - 144A 4.250% 08/01/2029 Callable @ 102.125 08/01/2024	85,000	77,908
Performance Food Group Inc - 144A 5.500% 10/15/2027 Callable @ 100.000 10/15/2024	95,000	93,258
Performance Food Group Inc - 144A 6.875% 05/01/2025	90,000	90,229
Post Holdings Inc - 144A 4.625% 04/15/2030 Callable @ 102.313 04/15/2025	70,000	64,381
Post Holdings Inc - 144A 5.500% 12/15/2029 Callable @ 102.750 12/15/2024	39,000	37,699
Post Holdings Inc - 144A 5.625% 01/15/2028 Callable @ 100.938 12/01/2024	122,000	120,055
Post Holdings Inc - 144A 5.750% 03/01/2027 Callable @ 100.958 03/01/2024	45,000	44,822
Reynolds Group Issuer Inc / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu - 144A 4.000% 10/15/2027 Callable @ 101.000 10/15/2024	173,000	161,322
(4) Rite Aid Corp - 144A 7.500% 07/01/2025 Callable @ 100.000 07/01/2024	104,000	79,300
*(4) Rite Aid Corp - 144A 8.000% 11/15/2026 Callable @ 100.000 01/15/2025	254,000	189,982
Spectrum Brands Inc - 144A 3.875% 03/15/2031 Callable @ 101.938 03/15/2026	19,000	17,608
Spectrum Brands Inc - 144A 5.000% 10/01/2029 Callable @ 102.500 10/01/2024	138,000	132,480
US Foods Inc - 144A 6.875% 09/15/2028 Callable @ 103.438 09/15/2025	24,000	24,638
		$2,541,043
Energy (12.6%)
Antero Midstream Partners LP - 144A 5.375% 06/15/2029 Callable @ 102.688 06/15/2024	91,000	87,464
Antero Midstream Partners LP / Antero Midstream Finance Corp - 144A 5.750% 01/15/2028 Callable @ 100.958 01/15/2025	90,000	88,369
Antero Midstream Partners LP / Antero Midstream Finance Corp - 144A 5.750% 03/01/2027 Callable @ 100.958 03/01/2024	5,000	4,962
Antero Midstream Partners LP / Antero Midstream Finance Corp - 144A 7.875% 05/15/2026 Callable @ 101.969 05/15/2024	78,000	79,969
Antero Resources Corp - 144A 5.375% 03/01/2030 Callable @ 102.688 03/01/2025	23,000	21,930
Antero Resources Corp - 144A 7.625% 02/01/2029 Callable @ 103.813 02/01/2024	46,000	47,376
Antero Resources Corp - 144A 8.375% 07/15/2026 Callable @ 102.094 01/15/2025	79,000	81,975
Archrock Partners LP / Archrock Partners Finance Corp - 144A 6.875% 04/01/2027 Callable @ 101.719 04/01/2024	75,000	75,188
Ascent Resources Utica Holdings LLC / ARU Finance Corp - 144A 7.000% 11/01/2026 Callable @ 100.000 11/01/2024	43,000	42,968
Ascent Resources Utica Holdings LLC / ARU Finance Corp - 144A 8.250% 12/31/2028 Callable @ 104.125 02/01/2024	15,000	15,348
Baytex Energy Corp - 144A 8.500% 04/30/2030 Callable @ 104.250 04/30/2026	100,000	103,834
Baytex Energy Corp - 144A 8.750% 04/01/2027 Callable @ 104.375 04/01/2024	70,000	72,847
Blue Racer Midstream LLC / Blue Racer Finance Corp - 144A 6.625% 07/15/2026 Callable @ 100.000 07/15/2024	25,000	24,874
Blue Racer Midstream LLC / Blue Racer Finance Corp - 144A 7.625% 12/15/2025 Callable @ 100.000 12/15/2024	58,000	58,545
Buckeye Partners LP 3.950% 12/01/2026 Callable @ 100.000 09/01/2026	40,000	37,950
Buckeye Partners LP 4.125% 12/01/2027 Callable @ 100.000 09/01/2027	15,000	14,138
Buckeye Partners LP - 144A 4.125% 03/01/2025 Callable @ 100.000 02/01/2025	115,000	112,308
Buckeye Partners LP - 144A 4.500% 03/01/2028 Callable @ 100.000 12/01/2027	40,000	37,561
California Resources Corp - 144A 7.125% 02/01/2026 Callable @ 101.781 02/01/2024	103,000	104,186
(3) ESC CB Chesapeake Energy Corp DTD 10/5/2016 5.500% 9/15/2026	15,000	263
Chesapeake Escrow Issuer LLC - 144A 5.500% 02/01/2026 Callable @ 101.375 02/05/2024	25,000	24,872
Civitas Resources Inc - 144A 8.375% 07/01/2028 Callable @ 104.188 07/01/2025	84,000	88,405
Civitas Resources Inc - 144A 8.625% 11/01/2030 Callable @ 104.313 11/01/2026	59,000	63,191
Civitas Resources Inc - 144A 8.750% 07/01/2031 Callable @ 104.375 07/01/2026	56,000	59,557
CNX Midstream Partners LP - 144A 4.750% 04/15/2030 Callable @ 102.375 04/15/2025	16,000	13,944
CNX Resources Corp - 144A 6.000% 01/15/2029 Callable @ 103.000 01/15/2025	31,000	29,955
CNX Resources Corp - 144A 7.375% 01/15/2031 Callable @ 103.688 01/15/2026	40,000	40,625
Comstock Resources Inc - 144A 5.875% 01/15/2030 Callable @ 102.938 01/15/2025	46,000	39,937
Comstock Resources Inc - 144A 6.750% 03/01/2029 Callable @ 103.375 03/01/2024	161,000	147,839
Crescent Energy Finance LLC - 144A 9.250% 02/15/2028 Callable @ 104.625 02/15/2025	119,000	123,539
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp - 144A 7.375% 02/01/2031 Callable @ 103.688 02/01/2026	25,000	26,278
Diamond Foreign Asset Co / Diamond Finance LLC - 144A 8.500% 10/01/2030 Callable @ 104.250 10/01/2026	72,000	73,949
DT Midstream Inc - 144A 4.125% 06/15/2029 Callable @ 102.063 06/15/2024	100,000	91,628
DT Midstream Inc - 144A 4.375% 06/15/2031 Callable @ 102.188 06/15/2026	36,000	32,411
Encino Acquisition Partners Holdings LLC - 144A 8.500% 05/01/2028 Callable @ 104.250 05/01/2024	120,000	119,100
EnLink Midstream LLC 5.375% 06/01/2029 Callable @ 100.000 03/01/2029	16,000	15,591
EnLink Midstream LLC - 144A 6.500% 09/01/2030 Callable @ 100.000 03/01/2030	24,000	24,521
EnLink Midstream Partners LP 4.850% 07/15/2026 Callable @ 100.000 04/15/2026	25,000	24,464
EQM Midstream Partners LP 4.125% 12/01/2026 Callable @ 100.000 09/01/2026	47,000	45,262
EQM Midstream Partners LP 5.500% 07/15/2028 Callable @ 100.000 04/15/2028	5,000	4,953
EQM Midstream Partners LP - 144A 4.500% 01/15/2029 Callable @ 100.000 07/15/2028	44,000	41,284
EQM Midstream Partners LP - 144A 4.750% 01/15/2031 Callable @ 100.000 07/15/2030	54,000	50,261
EQM Midstream Partners LP - 144A 6.000% 07/01/2025 Callable @ 100.000 04/01/2025	15,000	14,967
EQM Midstream Partners LP - 144A 6.500% 07/01/2027 Callable @ 100.000 01/01/2027	25,000	25,318
EQM Midstream Partners LP - 144A 7.500% 06/01/2027 Callable @ 103.750 06/01/2024	65,000	66,884
EQM Midstream Partners LP - 144A 7.500% 06/01/2030 Callable @ 100.000 12/01/2029	36,000	38,570
FMG Resources August 2006 Pty Ltd - 144A 4.375% 04/01/2031 Callable @ 100.000 01/01/2031	28,000	25,249
GCI LLC - 144A 4.750% 10/15/2028 Callable @ 101.188 10/15/2024	168,000	154,011
Genesis Energy LP / Genesis Energy Finance Corp 6.250% 05/15/2026 Callable @ 100.000 02/15/2024	10,000	9,954
Genesis Energy LP / Genesis Energy Finance Corp 7.750% 02/01/2028 Callable @ 103.875 02/01/2024	66,000	66,176
Genesis Energy LP / Genesis Energy Finance Corp 8.000% 01/15/2027 Callable @ 104.000 10/15/2024	38,000	38,446
Genesis Energy LP / Genesis Energy Finance Corp 8.250% 01/15/2029 Callable @ 104.125 01/15/2026	19,000	19,531
Genesis Energy LP / Genesis Energy Finance Corp 8.875% 04/15/2030 Callable @ 104.438 04/15/2026	43,000	44,987
Global Infrastructure Solutions Inc - 144A 5.625% 06/01/2029 Callable @ 102.813 06/01/2024	90,000	81,398
Global Infrastructure Solutions Inc - 144A 7.500% 04/15/2032 Callable @ 103.750 04/15/2027	50,000	46,050
Gulfport Energy Corp 8.000% 05/17/2026 Callable @ 104.000 05/17/2024	25,000	25,125
Gulfport Energy Corp - 144A 8.000% 05/17/2026 Callable @ 104.000 05/17/2024	140,000	140,700
Hess Infrastructure Partners LP / Hess Infrastructure Partners Finance Corp - 144A 5.625% 02/15/2026 Callable @ 100.000 02/15/2024	25,000	24,838
Hess Midstream Operations LP - 144A 4.250% 02/15/2030 Callable @ 102.125 02/15/2025	47,000	43,227
Hess Midstream Operations LP - 144A 5.125% 06/15/2028 Callable @ 101.708 06/15/2024	55,000	53,359
Hilcorp Energy I LP / Hilcorp Finance Co - 144A 6.000% 04/15/2030 Callable @ 103.000 04/15/2025	29,000	28,155
Hilcorp Energy I LP / Hilcorp Finance Co - 144A 6.250% 04/15/2032 Callable @ 103.125 05/15/2027	23,000	22,080
Howard Midstream Energy Partners LLC - 144A 8.875% 07/15/2028 Callable @ 100.000 07/15/2025	60,000	63,016
Kinetik Holdings LP - 144A 5.875% 06/15/2030 Callable @ 102.938 06/15/2025	35,000	34,338
Kinetik Holdings LP - 144A 6.625% 12/15/2028 Callable @ 103.313 12/15/2025	13,000	13,159
Kodiak Gas Services LLC - 144A 7.250% 02/15/2029 Callable @ 103.625 02/15/2026	42,000	42,000
NGL Energy Operating LLC / NGL Energy Finance Corp - 144A 7.500% 02/01/2026 Callable @ 101.875 02/01/2024	42,000	42,798
NGL Energy Partners LP - 144A 8.125% 02/15/2029 Callable @ 104.063 02/15/2026	44,000	44,233
NGL Energy Partners LP - 144A 8.375% 02/15/2032 Callable @ 104.188 02/15/2027	46,000	46,354
NRG Energy Inc 5.750% 01/15/2028 Callable @ 100.958 01/15/2025	48,000	47,507
NRG Energy Inc - 144A 3.875% 02/15/2032 Callable @ 101.938 02/15/2027	4,000	3,380
NRG Energy Inc - 144A 5.250% 06/15/2029 Callable @ 102.625 06/15/2024	84,000	80,583
NuStar Logistics LP 5.625% 04/28/2027	30,000	29,749
NuStar Logistics LP 5.750% 10/01/2025 Callable @ 100.000 07/01/2025	21,000	20,947
NuStar Logistics LP 6.000% 06/01/2026 Callable @ 100.000 03/01/2026	50,000	49,885
NuStar Logistics LP 6.375% 10/01/2030 Callable @ 100.000 04/01/2030	76,000	76,553
Oasis Midstream Partners LP / OMP Finance Corp - 144A 8.000% 04/01/2029 Callable @ 104.000 04/01/2024	159,000	165,312
Oasis Petroleum Inc - 144A 6.375% 06/01/2026 Callable @ 101.594 06/01/2024	106,000	105,993
Permian Resources Operating LLC - 144A 7.000% 01/15/2032 Callable @ 103.500 01/15/2027	54,000	55,600
Precision Drilling Corp - 144A 6.875% 01/15/2029 Callable @ 103.438 01/15/2025	28,000	27,606
Precision Drilling Corp - 144A 7.125% 01/15/2026	77,000	76,810
Range Resources Corp 4.875% 05/15/2025 Callable @ 100.000 02/15/2025	75,000	74,062
Range Resources Corp 8.250% 01/15/2029 Callable @ 102.750 01/15/2025	70,000	72,606
SM Energy Co 5.625% 06/01/2025	40,000	39,729
SM Energy Co 6.500% 07/15/2028 Callable @ 103.250 07/15/2024	31,000	31,000
SM Energy Co 6.750% 09/15/2026 Callable @ 100.000 09/15/2024	60,000	59,919
Southwestern Energy Co 4.750% 02/01/2032 Callable @ 102.375 02/01/2027	17,000	15,728
Southwestern Energy Co 5.375% 02/01/2029 Callable @ 102.688 02/01/2024	6,000	5,859
Southwestern Energy Co 5.375% 03/15/2030 Callable @ 102.688 03/15/2025	87,000	84,136
Southwestern Energy Co 8.375% 09/15/2028 Callable @ 102.792 09/15/2024	25,000	25,981
Sunoco LP / Sunoco Finance Corp 4.500% 04/30/2030 Callable @ 102.250 04/30/2025	65,000	59,980
Sunoco LP / Sunoco Finance Corp 4.500% 05/15/2029 Callable @ 102.250 05/15/2024	114,000	106,208
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp - 144A 5.500% 01/15/2028 Callable @ 100.917 01/15/2025	70,000	67,387
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp - 144A 6.000% 03/01/2027 Callable @ 101.500 03/01/2024	40,000	39,300
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp - 144A 6.000% 09/01/2031 Callable @ 103.000 09/01/2026	70,000	64,418
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp - 144A 6.000% 12/31/2030 Callable @ 103.000 12/31/2025	55,000	51,076
Targa Resources Partners LP / Targa Resources Partners Finance Corp 4.875% 02/01/2031 Callable @ 102.438 02/01/2026	70,000	67,130
Targa Resources Partners LP / Targa Resources Partners Finance Corp 5.500% 03/01/2030 Callable @ 102.750 03/01/2025	15,000	14,919
Targa Resources Partners LP / Targa Resources Partners Finance Corp 6.500% 07/15/2027 Callable @ 101.625 07/15/2024	108,000	109,917
Targa Resources Partners LP / Targa Resources Partners Finance Corp 6.875% 01/15/2029 Callable @ 102.292 01/15/2025	38,000	39,186
Transocean Inc - 144A 8.750% 02/15/2030 Callable @ 104.375 02/15/2026	25,650	26,821
Transocean Inc - 144A 11.500% 01/30/2027 Callable @ 102.875 07/30/2024	73,000	76,285
Transocean Titan Financing Ltd - 144A 8.375% 02/01/2028 Callable @ 104.188 02/01/2025	17,000	17,571
Valaris Ltd - 144A 8.375% 04/30/2030 Callable @ 104.188 04/30/2026	35,000	35,773
Venture Global LNG Inc - 144A 8.125% 06/01/2028 Callable @ 104.063 06/01/2025	108,000	109,732
Venture Global LNG Inc - 144A 9.500% 02/01/2029 Callable @ 100.000 11/01/2028	40,000	42,412
Venture Global LNG Inc - 144A 9.875% 02/01/2032 Callable @ 104.938 02/01/2027	40,000	42,055
* Vine Energy Holdings LLC - 144A 6.750% 04/15/2029 Callable @ 103.375 04/15/2024	238,000	240,673
Vital Energy Inc 9.750% 10/15/2030 Callable @ 104.875 10/15/2026	26,000	27,645
Vital Energy Inc 10.125% 01/15/2028 Callable @ 102.531 01/15/2025	62,000	64,940
		$6,000,917
Financials (2.1%)
Adient Global Holdings Ltd - 144A 4.875% 08/15/2026	240,000	234,104
(2)Citigroup Inc Callable @ 100 5/15/2025	10,000	9,868
Coinbase Global Inc - 144A 3.375% 10/01/2028 Callable @ 101.688 10/01/2024	20,000	16,391
Coinbase Global Inc - 144A 3.625% 10/01/2031 Callable @ 101.813 10/01/2026	20,000	15,022
LPL Holdings Inc - 144A 4.000% 03/15/2029 Callable @ 102.000 03/15/2024	55,000	50,691
LPL Holdings Inc - 144A 4.625% 11/15/2027 Callable @ 100.000 11/15/2024	30,000	28,881
Nationstar Mortgage Holdings Inc - 144A 5.125% 12/15/2030 Callable @ 102.563 12/15/2025	26,000	23,372
Nationstar Mortgage Holdings Inc - 144A 5.500% 08/15/2028 Callable @ 101.375 08/15/2024	98,000	93,010
Nationstar Mortgage Holdings Inc - 144A 5.750% 11/15/2031 Callable @ 102.875 11/15/2026	80,000	73,500
Nationstar Mortgage Holdings Inc - 144A 6.000% 01/15/2027 Callable @ 100.000 01/15/2025	10,000	9,806
Nationstar MTG - 144A 7.125% 02/01/2032 Callable @ 103.563 02/01/2027	36,000	35,705
OneMain Finance Corp 3.500% 01/15/2027 Callable @ 100.875 01/15/2025	20,000	18,299
OneMain Finance Corp 4.000% 09/15/2030 Callable @ 102.000 09/15/2025	18,000	15,245
Quicken Loans LLC / Quicken Loans Co- 144A Issuer Inc - 3.625% 03/01/2029 Callable @ 100.906 03/01/2024	76,000	67,872
Rocket Mortgage LLC / Rocket Mortgage Co- 144A Issuer Inc - 2.875% 10/15/2026 Callable @ 100.719 10/15/2024	54,000	50,086
Rocket Mortgage LLC / Rocket Mortgage Co- 144A Issuer Inc - 4.000% 10/15/2033 Callable @ 102.000 10/15/2027	9,000	7,615
Springleaf Finance Corp 5.375% 11/15/2029 Callable @ 100.000 05/15/2029	135,000	124,914
Springleaf Finance Corp 6.625% 01/15/2028 Callable @ 100.000 07/15/2027	24,000	23,917
WMG Acquisition Corp - 144A 3.750% 12/01/2029 Callable @ 101.875 12/01/2024	85,000	76,589
		$974,887
Health Care (9.4%)
Acadia Healthcare Co Inc - 144A 5.000% 04/15/2029 Callable @ 101.250 10/15/2024	45,000	42,919
Acadia Healthcare Co Inc - 144A 5.500% 07/01/2028 Callable @ 101.375 07/01/2024	72,000	70,389
Ardent Health Services Inc - 144A 5.750% 07/15/2029 Callable @ 102.875 07/15/2024	69,000	61,179
Avantor Funding Inc - 144A 4.625% 07/15/2028 Callable @ 101.156 07/15/2024	146,000	139,275
Bausch Health Americas Inc - 144A 9.250% 04/01/2026 Callable @ 100.000 04/01/2024	260,000	242,472
Bausch Health Cos Inc - 144A 4.875% 06/01/2028 Callable @ 102.438 06/01/2024	130,000	73,566
Bausch Health Cos Inc - 144A 5.000% 01/30/2028 Callable @ 100.000 01/30/2025	35,000	15,235
Bausch Health Cos Inc - 144A 5.000% 02/15/2029 Callable @ 102.500 02/15/2024	49,000	20,531
Bausch Health Cos Inc - 144A 5.250% 01/30/2030 Callable @ 102.625 01/30/2025	146,000	61,107
Bausch Health Cos Inc - 144A 5.250% 02/15/2031 Callable @ 102.625 02/15/2026	36,000	15,120
Bausch Health Cos Inc - 144A 6.250% 02/15/2029 Callable @ 103.125 02/15/2024	80,000	34,229
Catalent Pharma Solutions Inc - 144A 3.125% 02/15/2029 Callable @ 101.563 02/15/2024	17,000	14,947
Catalent Pharma Solutions Inc - 144A 5.000% 07/15/2027 Callable @ 100.000 07/15/2024	10,000	9,621
CHS/Community Health Systems Inc - 144A 4.750% 02/15/2031 Callable @ 102.375 02/15/2026	65,000	51,600
CHS/Community Health Systems Inc - 144A 5.250% 05/15/2030 Callable @ 102.625 05/15/2025	135,000	111,724
CHS/Community Health Systems Inc - 144A 5.625% 03/15/2027 Callable @ 101.406 12/15/2024	74,000	68,369
CHS/Community Health Systems Inc - 144A 6.000% 01/15/2029 Callable @ 101.500 01/15/2025	24,000	21,608
CHS/Community Health Systems Inc - 144A 6.125% 04/01/2030 Callable @ 103.063 04/01/2025	58,000	37,753
CHS/Community Health Systems Inc - 144A 8.000% 03/15/2026 Callable @ 100.000 03/15/2024	143,000	141,988
DaVita Inc - 144A 3.750% 02/15/2031 Callable @ 101.875 02/15/2026	110,000	90,688
DaVita Inc - 144A 4.625% 06/01/2030 Callable @ 102.313 06/01/2025	211,000	186,702
Elanco Animal Health Inc 6.400% 08/28/2028 Callable @ 100.000 05/28/2028	60,000	60,900
Emergent BioSolutions Inc - 144A 3.875% 08/15/2028 Callable @ 100.969 08/15/2024	82,000	30,521
Encompass Health Corp 4.500% 02/01/2028 Callable @ 101.125 02/01/2024	159,000	151,869
Encompass Health Corp 4.750% 02/01/2030 Callable @ 102.375 02/01/2025	20,000	18,865
(4) Endo Luxembourg Finance Co I Sarl / Endo US Inc - 144A 6.125% 04/01/2029 Callable @ 104.594 04/01/2024	30,000	19,701
Global Medical Response Inc - 144A 6.500% 10/01/2025	50,000	42,625
HealthSouth Corp 5.750% 09/15/2025	55,000	54,651
Hologic Inc - 144A 4.625% 02/01/2028 Callable @ 101.541 02/01/2024	95,000	91,735
* IQVIA Inc - 144A 5.000% 10/15/2026 Callable @ 100.000 10/15/2024	200,000	195,611
Mallinckrodt International Finance SA / Mallinckrodt CB LLC - 144A 14.750% 11/14/2028 Callable @ 100.000 11/14/2025	88,882	96,764
* Mozart Debt Merger Sub Inc - 144A 3.875% 04/01/2029 Callable @ 101.938 10/01/2024	213,000	192,586
Mozart Debt Merger Sub Inc - 144A 5.250% 10/01/2029 Callable @ 102.625 10/01/2024	107,000	99,542
Organon Finance 1 LLC - 144A 4.125% 04/30/2028 Callable @ 102.063 04/30/2024	200,000	183,009
Owens & Minor Inc - 144A 4.500% 03/31/2029 Callable @ 102.250 03/31/2024	115,000	100,921
Owens & Minor Inc - 144A 6.625% 04/01/2030 Callable @ 103.313 04/01/2025	52,000	49,538
(4) Par Pharmaceutical Inc - 144A 7.500% 04/01/2027 Callable @ 101.875 04/01/2024	75,000	49,483
Radiology Partners Inc - 144A 9.250% 02/01/2028 Callable @ 102.313 02/01/2024	45,000	29,475
RP Escrow Issuer LLC - 144A 5.250% 12/15/2025 Callable @ 100.000 12/15/2024	22,000	19,800
Tenet Healthcare Corp 4.875% 01/01/2026 Callable @ 100.000 03/01/2024	200,000	198,094
Tenet Healthcare Corp 5.125% 11/01/2027 Callable @ 100.000 11/01/2024	306,000	298,748
Tenet Healthcare Corp 6.125% 06/15/2030 Callable @ 103.063 06/15/2025	82,000	82,071
Tenet Healthcare Corp 6.250% 02/01/2027 Callable @ 100.000 02/01/2024	92,000	91,761
Tenet Healthcare Corp - 144A 6.750% 05/15/2031 Callable @ 103.375 05/15/2026	91,000	93,078
* Valeant Pharmaceuticals International Inc - 144A 5.500% 11/01/2025	270,000	246,627
Valeant Pharmaceuticals International Inc - 144A 8.500% 01/31/2027 Callable @ 100.000 07/31/2024	99,000	54,450
* Valeant Pharmaceuticals International Inc - 144A 9.000% 12/15/2025	419,000	395,458
		$4,458,905
Industrials (14.7%)
* ACCO Brands Corp - 144A 4.250% 03/15/2029 Callable @ 102.125 03/15/2024	180,000	163,572
ADT Security Corp/The - 144A 4.125% 08/01/2029 Callable @ 100.000 08/01/2028	103,000	95,049
* ADT Security Corp/The - 144A 4.875% 07/15/2032	173,000	158,511
Advanced Drainage Systems Inc - 144A 5.000% 09/30/2027 Callable @ 100.000 09/30/2024	26,000	25,072
Allison Transmission Inc - 144A 3.750% 01/30/2031 Callable @ 101.875 01/30/2026	95,000	83,090
Allison Transmission Inc - 144A 4.750% 10/01/2027 Callable @ 100.792 10/01/2024	66,000	63,521
American Airlines Inc/AAdvantage Loyalty IP Ltd - 144A 5.500% 04/20/2026	207,813	205,730
American Airlines Inc/AAdvantage Loyalty IP Ltd - 144A 5.750% 04/20/2029	155,000	152,323
APi Escrow Corp - 144A 4.750% 10/15/2029 Callable @ 102.375 10/15/2024	37,000	34,370
APi Group DE Inc - 144A 4.125% 07/15/2029 Callable @ 102.063 07/15/2024	56,000	50,870
ATS Automation Tooling Systems Inc - 144A 4.125% 12/15/2028 Callable @ 101.031 12/15/2024	49,000	44,485
Avis Budget Car Rental LLC / Avis Budget Finance Inc - 144A 4.750% 04/01/2028 Callable @ 102.375 04/01/2024	70,000	64,493
Avis Budget Car Rental LLC / Avis Budget Finance Inc - 144A 5.375% 03/01/2029 Callable @ 102.688 03/01/2024	127,000	117,758
Avis Budget Car Rental LLC / Avis Budget Finance Inc - 144A 5.750% 07/15/2027 Callable @ 100.000 07/15/2024	50,000	48,049
Avis Budget Car Rental LLC / Avis Budget Finance Inc - 144A 8.000% 02/15/2031 Callable @ 104.000 11/15/2026	55,000	54,885
Bombardier Inc - 144A 7.875% 04/15/2027 Callable @ 100.000 04/15/2024	92,000	92,119
Bombardier Inc - 144A 8.750% 11/15/2030 Callable @ 104.375 11/15/2026	41,000	43,358
Brink’s Co/The - 144A 5.500% 07/15/2025 Callable @ 100.000 07/15/2024	40,000	39,783
Builders FirstSource Inc - 144A 4.250% 02/01/2032 Callable @ 102.125 08/01/2026	98,000	88,058
Builders FirstSource Inc - 144A 6.375% 06/15/2032 Callable @ 103.188 06/15/2027	69,000	70,356
BWX Technologies Inc - 144A 4.125% 04/15/2029 Callable @ 102.063 04/15/2024	98,000	90,262
BWX Technologies Inc - 144A 4.125% 06/30/2028 Callable @ 101.031 06/30/2024	44,000	40,901
Chart Industries Inc - 144A 7.500% 01/01/2030 Callable @ 103.750 01/01/2026	34,000	34,992
Chart Industries Inc - 144A 9.500% 01/01/2031 Callable @ 104.750 01/01/2026	12,000	12,874
CoreCivic Inc 8.250% 04/15/2026 Callable @ 104.125 04/15/2024	94,000	96,350
CVR Partners LP / CVR Nitrogen Finance Corp - 144A 6.125% 06/15/2028 Callable @ 103.063 06/15/2024	52,000	49,010
Dun & Bradstreet Corp/The - 144A 5.000% 12/15/2029 Callable @ 102.500 12/15/2024	23,000	21,440
Dycom Industries Inc - 144A 4.500% 04/15/2029 Callable @ 102.250 04/15/2024	90,000	83,549
EnPro Industries Inc 5.750% 10/15/2026 Callable @ 100.000 10/15/2024	66,000	65,456
EquipmentShare.com Inc - 144A 9.000% 05/15/2028 Callable @ 106.750 05/15/2025	116,000	118,140
First Student Bidco Inc / First Transit Parent Inc - 144A 4.000% 07/31/2029 Callable @ 102.000 07/31/2024	102,000	89,784
GEO Group Inc/The 10.500% 06/30/2028 Callable @ 101.000 08/19/2024	56,000	56,979
GFL Environmental Inc - 144A 3.750% 08/01/2025 Callable @ 100.000 08/01/2024	34,000	33,066
GFL Environmental Inc - 144A 4.000% 08/01/2028 Callable @ 101.000 08/01/2024	80,000	73,396
GFL Environmental Inc - 144A 4.375% 08/15/2029 Callable @ 102.188 08/15/2024	39,000	35,768
GFL Environmental Inc - 144A 4.750% 06/15/2029 Callable @ 102.375 06/08/2024	45,000	42,188
GFL Environmental Inc - 144A 5.125% 12/15/2026 Callable @ 100.000 12/15/2024	70,000	68,434
GFL Environmental Inc - 144A 6.750% 01/15/2031 Callable @ 103.375 01/15/2027	30,000	30,674
GPC Merger Sub Inc - 144A 7.125% 08/15/2028 Callable @ 101.781 08/15/2024	74,000	66,048
Griffon Corp 5.750% 03/01/2028 Callable @ 101.917 03/01/2024	135,000	132,300
(3) ESC 144A Hertz Corp DTD 11/25/2019 6.000% 1/15/2028	20,000	1,700
(3) ESC 144A Hertz Corp DTD 8/1/2019 7.125% 8/1/2026	80,000	6,800
(3) ESC 144A Hertz Corp DTD 9/22/2016 5.500% 10/15/2024	148,000	1,480
(3) ESC GCB Hertz Corp DTD 3/5/2013 6.250% 10/15/2022	25,000	250
Hertz Corp/The - 144A 4.625% 12/01/2026 Callable @ 101.156 12/01/2024	58,000	52,236
Hertz Corp/The - 144A 5.000% 12/01/2029 Callable @ 102.500 12/01/2024	210,000	167,441
Hillenbrand Inc 5.000% 09/15/2026 Callable @ 100.000 07/15/2026	10,000	9,802
Iron Mountain Inc - 144A 4.500% 02/15/2031 Callable @ 102.250 02/15/2026	42,000	37,710
Iron Mountain Inc - 144A 4.875% 09/15/2027 Callable @ 100.813 09/15/2024	57,000	55,083
Jeld- 144A Wen Inc - 4.625% 12/15/2025	33,000	31,998
Jeld- 144A Wen Inc - 4.875% 12/15/2027 Callable @ 100.813 12/15/2024	70,000	66,458
* Madison IAQ LLC - 144A 4.125% 06/30/2028 Callable @ 102.063 06/30/2024	221,000	203,087
Madison IAQ LLC - 144A 5.875% 06/30/2029 Callable @ 102.938 06/30/2024	140,000	124,623
Masonite International Corp - 144A 5.375% 02/01/2028 Callable @ 101.344 02/01/2024	70,000	67,930
MasTec Inc - 144A 4.500% 08/15/2028 Callable @ 101.125 08/15/2024	124,000	116,440
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd - 144A 6.500% 06/20/2027 Callable @ 101.625 06/30/2024	73,500	73,618
MIWD Holdco II LLC / MIWD Finance Corp - 144A 5.500% 02/01/2030 Callable @ 102.750 02/01/2025	59,000	53,564
NESCO Holdings II Inc - 144A 5.500% 04/15/2029 Callable @ 102.750 04/15/2024	71,000	66,722
PGT Innovations Inc - 144A 4.375% 10/01/2029 Callable @ 102.188 08/01/2024	66,000	66,326
Pike Corp - 144A 5.500% 09/01/2028 Callable @ 101.375 09/01/2024	63,000	60,143
Pike Corp - 144A 8.625% 01/31/2031 Callable @ 104.313 01/31/2027	20,000	21,157
* Prime Security Services Borrower LLC / Prime Finance Inc - 144A 3.375% 08/31/2027 Callable @ 100.000 08/31/2026	207,000	190,693
Prime Security Services Borrower LLC / Prime Finance Inc - 144A 5.750% 04/15/2026	5,000	5,000
Regal Rexnord Corp 6.300% 02/15/2030 Callable @ 100.000 12/15/2029	36,000	36,980
Regal Rexnord Corp - 144A 6.050% 02/15/2026	43,000	43,458
Regal Rexnord Corp - 144A 6.050% 04/15/2028 Callable @ 100.000 03/15/2028	85,000	86,243
Regal Rexnord Corp - 144A 6.400% 04/15/2033 Callable @ 100.000 01/15/2033	50,000	51,913
Ritchie Bros Auctioneers Inc - 144A 6.750% 03/15/2028 Callable @ 103.375 03/15/2025	25,000	25,672
Ritchie Bros Auctioneers Inc - 144A 7.750% 03/15/2031 Callable @ 103.875 03/15/2026	17,000	17,893
Sensata Technologies BV - 144A 4.000% 04/15/2029 Callable @ 102.000 04/15/2024	50,000	45,738
Sensata Technologies BV - 144A 5.000% 10/01/2025	2,000	1,982
Sensata Technologies Inc - 144A 3.750% 02/15/2031 Callable @ 101.875 02/15/2026	18,000	15,660
Spirit AeroSystems Inc - 144A 9.375% 11/30/2029 Callable @ 104.688 11/30/2025	49,000	53,096
SRS Distribution Inc - 144A 4.625% 07/01/2028 Callable @ 102.313 07/01/2024	133,000	124,064
SRS Distribution Inc - 144A 6.000% 12/01/2029 Callable @ 103.000 12/01/2024	70,000	65,450
SRS Distribution Inc - 144A 6.125% 07/01/2029 Callable @ 103.063 07/01/2024	47,000	44,264
Standard Industries Inc/NJ - 144A 3.375% 01/15/2031 Callable @ 101.688 07/15/2025	69,000	58,526
Standard Industries Inc/NJ - 144A 4.750% 01/15/2028 Callable @ 100.792 01/15/2025	197,000	188,410
Standard Industries Inc/NJ - 144A 5.000% 02/15/2027	95,000	92,251
Stericycle Inc - 144A 3.875% 01/15/2029 Callable @ 100.969 11/15/2024	120,000	109,084
Terex Corp - 144A 5.000% 05/15/2029 Callable @ 102.500 05/15/2024	88,000	83,160
TransDigm Inc - 144A 6.250% 03/15/2026 Callable @ 100.000 03/15/2024	85,000	84,883
TriMas Corp - 144A 4.125% 04/15/2029 Callable @ 102.063 04/15/2024	63,000	56,090
TriNet Group Inc - 144A 7.125% 08/15/2031 Callable @ 103.563 08/15/2026	48,000	49,014
Trinity Industries Inc - 144A 7.750% 07/15/2028 Callable @ 103.875 07/15/2025	60,000	62,324
Triton Water Holdings Inc - 144A 6.250% 04/01/2029 Callable @ 103.125 04/01/2024	147,000	126,604
Triumph Group Inc 7.750% 08/15/2025	75,000	75,047
Triumph Group Inc - 144A 9.000% 03/15/2028 Callable @ 104.500 03/15/2025	32,000	33,762
Uber Technologies Inc - 144A 4.500% 08/15/2029 Callable @ 102.250 08/15/2024	94,000	88,975
Uber Technologies Inc - 144A 7.500% 09/15/2027 Callable @ 101.875 09/15/2024	85,000	86,855
United Airlines Inc - 144A 4.375% 04/15/2026 Callable @ 100.000 10/15/2025	77,000	74,363
United Rentals North America Inc 4.875% 01/15/2028 Callable @ 100.813 01/15/2025	144,000	140,534
VistaJet Malta Finance PLC / Vista Management Holding Inc - 144A 9.500% 06/01/2028 Callable @ 104.750 06/01/2025	36,000	30,420
Wabash National Corp - 144A 4.500% 10/15/2028 Callable @ 102.250 10/15/2024	68,000	61,771
WESCO Distribution Inc - 144A 7.125% 06/15/2025	70,000	70,409
WESCO Distribution Inc - 144A 7.250% 06/15/2028 Callable @ 102.417 06/15/2024	200,000	205,604
White Cap Buyer LLC - 144A 6.875% 10/15/2028 Callable @ 101.719 10/15/2024	19,000	18,525
Williams Scotsman Inc - 144A 7.375% 10/01/2031 Callable @ 103.688 10/01/2026	57,000	59,304
(4) Wolverine Escrow LLC - 144A 8.500% 11/15/2024	5,000	425
(4) Wolverine Escrow LLC - 144A 9.000% 11/15/2026 Callable @ 102.250 11/15/2024	109,000	11,445
(4) Wolverine Escrow LLC - 144A 13.125% 11/15/2027 Callable @ 103.281 11/15/2024	20,000	600
XPO Inc 7.125% 02/01/2032 Callable @ 103.563 02/01/2027	35,000	35,679
XPO Inc - 144A 6.250% 06/01/2028 Callable @ 103.125 06/01/2025	45,000	45,003
		$6,978,804
Information Technology (5.3%)
ACI Worldwide Inc - 144A 5.750% 08/15/2026 Callable @ 100.000 08/15/2024	69,000	68,201
Ahead DB Holdings LLC - 144A 6.625% 05/01/2028 Callable @ 103.313 05/01/2024	72,000	63,270
Clarivate Science Holdings Corp - 144A 3.875% 06/30/2028 Callable @ 101.938 06/30/2024	40,000	36,862
Clarivate Science Holdings Corp - 144A 4.875% 06/30/2029 Callable @ 102.438 06/30/2024	84,000	78,092
CommScope Finance LLC - 144A 6.000% 03/01/2026 Callable @ 100.000 03/01/2024	161,000	139,455
CommScope Finance LLC - 144A 8.250% 03/01/2027 Callable @ 100.000 03/01/2024	200,000	90,423
CommScope Inc - 144A 4.750% 09/01/2029 Callable @ 102.375 09/01/2024	118,000	78,443
CommScope Technologies Finance LLC - 144A 6.000% 06/15/2025	98,000	77,762
CommScope Technologies LLC - 144A 5.000% 03/15/2027 Callable @ 100.833 03/15/2024	5,000	1,850
Conduent Business Services LLC / Conduent State & Local Solutions Inc - 144A 6.000% 11/01/2029 Callable @ 103.000 11/01/2024	90,000	82,399
Emerald Debt Merger Sub LLC - 144A 6.625% 12/15/2030 Callable @ 103.313 06/15/2026	180,000	181,622
Entegris Escrow Corp - 144A 4.750% 04/15/2029 Callable @ 100.000 01/15/2029	93,000	88,828
Entegris Escrow Corp - 144A 5.950% 06/15/2030 Callable @ 102.975 06/15/2025	48,000	47,413
Entegris Inc - 144A 3.625% 05/01/2029 Callable @ 102.719 05/01/2024	89,000	80,279
Entegris Inc - 144A 4.375% 04/15/2028 Callable @ 101.094 04/15/2024	56,000	52,819
Gartner Inc - 144A 3.625% 06/15/2029 Callable @ 101.813 06/15/2024	30,000	27,275
II- 144A VI Inc - 5.000% 12/15/2029 Callable @ 102.500 12/14/2024	181,000	168,331
Imola Merger Corp - 144A 4.750% 05/15/2029 Callable @ 102.375 05/15/2024	225,000	208,849
Minerva Merger Sub Inc - 144A 6.500% 02/15/2030 Callable @ 103.250 02/15/2025	45,000	40,467
NCR Atleos Escrow Corp - 144A 9.500% 04/01/2029 Callable @ 104.750 10/01/2026	82,000	87,953
NCR Corp - 144A 5.000% 10/01/2028 Callable @ 101.250 10/01/2024	35,000	32,997
NCR Corp - 144A 5.125% 04/15/2029 Callable @ 102.563 04/15/2024	125,000	117,650
ON Semiconductor Corp - 144A 3.875% 09/01/2028 Callable @ 100.969 09/01/2024	118,000	108,946
Presidio Holdings Inc - 144A 4.875% 02/01/2027 Callable @ 101.219 02/01/2024	40,000	38,739
RingCentral Inc - 144A 8.500% 08/15/2030 Callable @ 104.250 08/15/2026	51,000	52,020
Seagate HDD Cayman - 144A 8.250% 12/15/2029 Callable @ 104.125 07/15/2026	46,000	49,526
Seagate HDD Cayman - 144A 8.500% 07/15/2031 Callable @ 104.250 07/15/2026	12,000	13,037
Sinclair Television Group Inc - 144A 5.125% 02/15/2027 Callable @ 100.000 08/15/2024	20,000	18,809
Square Inc 3.500% 06/01/2031 Callable @ 100.000 03/01/2031	180,000	155,738
SS&C Technologies Inc - 144A 5.500% 09/30/2027 Callable @ 101.375 03/30/2024	220,000	216,720
Synaptics Inc - 144A 4.000% 06/15/2029 Callable @ 102.000 06/15/2024	37,000	32,883
		$2,537,658
Materials (6.0%)
Allegheny Technologies Inc 4.875% 10/01/2029 Callable @ 102.438 10/01/2024	45,000	41,577
Allegheny Technologies Inc 5.125% 10/01/2031 Callable @ 102.563 10/01/2026	23,000	20,989
Allegheny Technologies Inc 5.875% 12/01/2027 Callable @ 100.000 12/01/2024	66,000	64,693
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc - 144A 5.250% 08/15/2027 Callable @ 100.000 08/15/2024	200,000	149,565
ATI Inc 7.250% 08/15/2030 Callable @ 103.625 08/15/2026	43,000	44,249
Avient Corp - 144A 7.125% 08/01/2030 Callable @ 103.563 08/01/2025	19,000	19,488
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV - 144A 4.750% 06/15/2027 Callable @ 101.188 06/15/2024	150,000	144,385
Berry Global Escrow Corp - 144A 4.875% 07/15/2026 Callable @ 100.000 07/15/2024	7,000	6,885
Berry Global Inc - 144A 4.500% 02/15/2026	15,000	14,569
Big River Steel LLC / BRS Finance Corp - 144A 6.625% 01/31/2029 Callable @ 101.656 09/15/2024	87,000	87,920
Boise Cascade Co - 144A 4.875% 07/01/2030 Callable @ 102.438 07/01/2025	10,000	9,275
Carpenter Technology Corp 6.375% 07/15/2028 Callable @ 101.594 07/15/2024	50,000	49,940
Carpenter Technology Corp 7.625% 03/15/2030 Callable @ 103.813 03/15/2025	17,000	17,583
Chemours Co/The - 144A 4.625% 11/15/2029 Callable @ 102.313 11/15/2024	25,000	21,893
Chemours Co/The - 144A 5.750% 11/15/2028 Callable @ 101.917 11/15/2024	178,000	167,786
Cleveland- 144A Cliffs Inc - 4.625% 03/01/2029 Callable @ 102.313 03/01/2024	40,000	37,500
Cleveland- 144A Cliffs Inc - 4.875% 03/01/2031 Callable @ 102.438 03/01/2026	29,000	26,104
Cleveland- 144A Cliffs Inc - 6.750% 04/15/2030 Callable @ 103.375 04/15/2026	45,000	45,293
Element Solutions Inc - 144A 3.875% 09/01/2028 Callable @ 100.969 09/01/2024	100,000	91,372
Kaiser Aluminum Corp - 144A 4.500% 06/01/2031 Callable @ 102.250 06/01/2026	30,000	25,616
Knife River Holding Co - 144A 7.750% 05/01/2031 Callable @ 103.875 05/01/2026	20,000	21,009
LABL Escrow Issuer LLC - 144A 6.750% 07/15/2026 Callable @ 100.000 07/15/2024	130,000	126,462
LABL Escrow Issuer LLC - 144A 10.500% 07/15/2027 Callable @ 100.000 07/15/2024	65,000	62,086
Mauser Packaging Solutions Holding Co - 144A 7.875% 08/15/2026 Callable @ 103.938 08/15/2024	295,000	298,441
Mauser Packaging Solutions Holding Co - 144A 9.250% 04/15/2027 Callable @ 106.938 10/15/2024	100,000	96,524
NOVA Chemicals Corp - 144A 4.250% 05/15/2029 Callable @ 102.125 05/15/2024	106,000	89,169
NOVA Chemicals Corp - 144A 4.875% 06/01/2024 Callable @ 100.000 03/03/2024	15,000	14,880
NOVA Chemicals Corp - 144A 5.250% 06/01/2027 Callable @ 100.000 03/03/2027	70,000	64,995
NOVA Chemicals Corp - 144A 8.500% 11/15/2028 Callable @ 104.250 11/15/2025	39,000	40,850
Novelis Corp - 144A 4.750% 01/30/2030 Callable @ 102.375 01/30/2025	45,000	41,753
Owens- 144A Brockway Glass Container Inc - 6.625% 05/13/2027	68,000	67,704
Scotts Miracle Gro Co/The 4.000% 04/01/2031 Callable @ 102.000 04/01/2026	101,000	84,456
Scotts Miracle Gro Co/The 4.375% 02/01/2032 Callable @ 102.188 08/01/2026	56,000	46,625
Scotts Miracle Gro Co/The 4.500% 10/15/2029 Callable @ 102.250 10/15/2024	14,000	12,389
Scotts Miracle Gro Co/The 5.250% 12/15/2026 Callable @ 100.000 12/15/2024	135,000	130,448
Summit Materials LLC / Summit Materials Finance Corp - 144A 5.250% 01/15/2029 Callable @ 101.313 07/15/2024	54,000	51,975
Summit Materials LLC / Summit Materials Finance Corp - 144A 7.250% 01/15/2031 Callable @ 103.625 01/15/2027	24,000	24,954
Summit Midstream Holdings LLC / Summit Midstream Finance Corp - 144A 8.500% 10/15/2026 Callable @ 102.125 10/15/2024	37,000	37,004
Trinseo Materials Operating SCA / Trinseo Materials Finance Inc - 144A 5.125% 04/01/2029 Callable @ 102.563 04/01/2024	146,000	56,966
Trinseo Materials Operating SCA / Trinseo Materials Finance Inc - 144A 5.375% 09/01/2025	21,000	17,924
Trivium Packaging Finance BV - 144A 5.500% 08/15/2026 Callable @ 100.000 08/15/2024	200,000	195,151
United States Steel Corp 6.875% 03/01/2029 Callable @ 103.438 03/01/2024	7,000	7,094
Valvoline Inc - 144A 4.250% 02/15/2030 Callable @ 102.125 02/15/2025	35,000	34,774
WR Grace & Co- 144A Conn - 4.875% 06/15/2027 Callable @ 101.219 06/15/2024	119,000	113,550
WR Grace Holdings LLC - 144A 5.625% 08/15/2029 Callable @ 102.813 08/15/2024	28,000	24,687
		$2,848,552
Real Estate (0.7%)
Iron Mountain Inc - 144A 5.000% 07/15/2028 Callable @ 101.250 07/15/2024	7,000	6,697
Iron Mountain Inc - 144A 5.250% 07/15/2030 Callable @ 102.625 07/15/2025	95,000	89,598
Kennedy Wilson Inc 4.750% 03/01/2029 Callable @ 102.375 03/01/2024	20,000	16,744
Kennedy Wilson Inc 5.000% 03/01/2031 Callable @ 102.500 03/01/2026	20,000	15,950
MGM Growth Properties Operating Partnership LP / MGP Finance Co- 144A Issuer Inc - 5.750% 02/01/2027 Callable @ 100.000 11/01/2026	44,000	44,172
RHP Hotel Properties LP / RHP Finance Corp - 144A 4.500% 02/15/2029 Callable @ 102.250 02/15/2024	158,000	146,681
RHP Hotel Properties LP / RHP Finance Corp - 144A 7.250% 07/15/2028 Callable @ 103.625 07/15/2025	19,000	19,602
		$339,444
Utilities (1.4%)
AmeriGas Partners LP / AmeriGas Finance Corp 5.875% 08/20/2026 Callable @ 100.000 05/20/2026	80,000	77,534
AmeriGas Partners LP / AmeriGas Finance Corp - 144A 9.375% 06/01/2028 Callable @ 104.688 06/01/2025	39,000	40,096
Calpine Corp - 144A 4.625% 02/01/2029 Callable @ 102.313 02/01/2024	69,000	63,700
Calpine Corp - 144A 5.000% 02/01/2031 Callable @ 102.500 02/01/2026	30,000	27,219
Calpine Corp - 144A 5.250% 06/01/2026 Callable @ 100.000 06/01/2024	7,000	6,888
NRG Energy Inc 6.625% 01/15/2027 Callable @ 100.000 07/15/2024	9,000	9,024
NRG Energy Inc - 144A 3.375% 02/15/2029 Callable @ 101.688 02/15/2024	68,000	60,126
NRG Energy Inc - 144A 3.625% 02/15/2031 Callable @ 101.813 02/15/2026	18,000	15,426
NRG Energy Inc - 144A 7.000% 03/15/2033 Callable @ 100.000 12/15/2032	38,000	40,110
PG&E Corp 5.000% 07/01/2028 Callable @ 101.667 07/01/2024	40,000	38,653
PG&E Corp 5.250% 07/01/2030 Callable @ 102.625 07/01/2025	10,000	9,549
(2) VISTRA CORP - 144A 7.000% 12/15/2026 Callable @ 100.000 12/15/2026	70,000	67,900
Vistra Operations Co LLC - 144A 4.375% 05/01/2029 Callable @ 102.188 05/01/2024	22,000	20,351
Vistra Operations Co LLC - 144A 5.000% 07/31/2027 Callable @ 100.000 07/31/2024	85,000	82,302
Vistra Operations Co LLC - 144A 5.625% 02/15/2027 Callable @ 100.000 02/15/2024	42,000	41,425
Vistra Operations Co LLC - 144A 7.750% 10/15/2031 Callable @ 103.875 10/15/2026	75,000	77,911
		$678,214

TOTAL CORPORATE BONDS (COST: $49,171,810)		$45,404,135

COMMON STOCKS (1.2%)

Communication Services (0.4%)	Shares
(3) Frontier Communications Parent Inc	2,688	66,206
(3) iHeartMedia Inc	1,902	5,154
+^(3) INTELSAT EMERGENCE SA	3,888	108,864
(3) National CineMedia Inc	2,371	9,697
		$189,921
Consumer Discretionary (0.6%)
+^(3) CLAIRE’S STORES	58	11,600
(3) Clear Channel Outdoor Holdings	4,640	7,981
+^(3) MyTheresa Series B Common Shares	21,320	5,330
+^(1)(3) NMG Parent LLC	240	26,700
VICI Properties, Inc	8,709	262,312
		$313,923
Energy (0.0%)
(3) Chesapeake Energy Corp	12	925
		$925
Health Care (0.2%)
+^(3) ENVISION HEALTHCARE CORP	131	1,114
+^(3) Mallinckrodt Equity	1,199	45,862
+^(1)(3) International Oncology Care Inc	1,633	28,822
		$75,798
Materials (0.0%)
(3) Venator Finance Sarl/ Venator Materials	12	10,800
		$10,800

TOTAL COMMON STOCK (COST: $1,200,130)		$591,367

CONVERTIBLE PREFERRED STOCKS (0.3%)

Consumer Discretionary (0.3%)	Shares
+^ CLAIRE’S CONVERTIBLE PREFERRED EQUITY	47	91,650
+^ MYT HOLDING CO (144A Series A)	53,840	31,496
		123,146

TOTAL CONVERTIBLE PREFERRED STOCK (COST: $75,999)		$123,146

WARRANTS (0.0%)

Consumer Discretionary (0.0%)
+^(3) NMG WARRANTS	690	$9,488

TOTAL WARRANTS (COST: $1,797)		$9,488

TOTAL INVESTMENTS IN SECURITIES (COST: $50,449,736) (97.0%)		$46,128,136

OTHER ASSETS LESS LIABILITIES (3.0%)		$1,394,619

NET ASSETS (100%)		$47,522,755

(1) All or a portion of the security is considered restricted at January 31, 2024. See Footnote 2.

(2) Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of January 31, 2024.

(3) Non-income producing security.
(4) Issue is in default.
(5) Interest or dividend is partial paid-in-kind and partial cash. Rate paid in-kind is shown in parenthesis.
+ The level 3 assets were a result of unavailable quoted prices from and active market or the unavailability of other significant observable inputs. See Footnote 3.
* Indicates all or a portion of bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases when they occur.
^ Deemed by management to be illiquid security. See Footnote 2. Total fair value of illiquid securities amount to $463,696 representing 0.98% of net assets as of January 31, 2024.

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total fair value of Rule 144A Securities amounts to $36,676,671 representing 77.2% of net assets as of January 31, 2024.

PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

INTEGRITY MID-NORTH AMERICAN RESOURCES FUND

PORTFOLIO MARKET SECTORS January 31, 2024 (unaudited)

Energy	83.4%
Cash Equivalents and Other	3.4%
Industrials	4.8%
Consumer Discretionary	1.0%
Information Technologies	2.5%
Consumer Staples	1.4%
Utilities	3.5%
100.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are based on net assets.

SCHEDULE OF INVESTMENTS January 31, 2024 (unaudited)

		Fair
	Shares	Value
COMMON STOCKS (96.6%)

Consumer Discretionary (1.0%)
*Tesla Inc	6,000	$1,123,740

Consumer Staples (1.4%)
*Darling Ingredients Inc	39,000	1,688,700

Energy (83.4%)
*Antero Resources Corp	45,000	1,005,300
Baker Hughes a GE Co	30,000	855,000
Cactus Inc	60,000	2,546,400
Cheniere Energy Inc	43,000	7,051,570
Coterra EnerCoterra Energy Inc	55,000	1,368,400
Devon Energy Corp	75,000	3,151,500
Diamondback Energy Inc	34,000	5,227,160
Enbridge Inc	145,000	5,147,500
EOG Resources Inc	18,000	2,048,220
Excelerate Energy Inc	100,000	1,532,000
Exxon Mobil Corp	70,000	7,196,700
Halliburton Co	112,000	3,992,800
Marathon Oil Corp	180,000	4,113,000
New Fortress Energy Inc	40,000	1,329,200
Ovintiv Inc	75,000	3,181,500
Patterson UTI Energy Inc	360,000	3,992,400
Pembina Pipeline Corp	90,000	3,098,700
Permian Resources Corp	340,000	4,583,200
Phillips 66	36,000	5,195,160
Shell PLC ADR	70,000	4,403,700
SM Energy Co	40,000	1,483,200
Solaris Oilfield Infrastructure Inc	55,000	412,500
Targa Resources Corp	120,000	10,195,200
Tenaris SA ADR	135,000	4,294,350
Texas Pacific Land Corp	2,800	4,091,724
Valero Energy Corp	30,000	4,167,000
		95,663,384
Industrials (4.8%)
*Array Technologies Inc	170,000	2,250,800
*Generac Holdings Inc	9,000	1,023,030
*Plug Power Inc	28,000	124,600
*Shoals Technologies Group Inc	160,000	2,107,200
		5,505,630
Information Technologies (2.5%)
*Enphase Energy Inc	22,000	2,290,860
*SolarEdge Technologies Inc	8,000	532,000
		2,822,860
Utilities (3.5%)
Entergy Corp	40,000	3,990,400

TOTAL INVESTMENTS (Cost $106,393,026)		$110,794,714

OTHER ASSETS LESS LIABILITIES (3.4%)		$3,872,913

NET ASSETS (100.0%)		$114,667,627

*Non-income producing
ADR - American Depositary Receipt
PLC – Public Limited Company

The accompanying notes are an integral part of these financial statements.

INTEGRITY SHORT TERM GOVERNMENT FUND

PORTFOLIO MARKET SECTORS January 31, 2024 (Unaudited)

Mortgage Backed Securities	82.0%
U.S. Government Note/Bonds	17.0%
Cash Equivalents and Other	1.0%
100.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are based on net assets.

SCHEDULE OF INVESTMENTS January 31, 2024 (Unaudited)

	Principal	Fair
	Amount	Value
MORTGAGE BACKED SECURITIES (82.0%)

Fannie Mae Pool (18.8%)
FN 252284 6.5% 1/1/2029	25,435	$25,720
FN 47935 4.907% 5/1/2027 (11th District COFI Replacment Index + 1.254%)(a)	407	400
FN 555326 5.5% 4/1/2033	56,219	57,897
FN 745751 5.5% 9/1/2035	14,003	14,413
FN 748375 5.457% 8/1/2033	544	539
FN 888073 5.5% 2/1/2035	9,841	10,128
FN AL9858 3% 3/1/2030	64,292	62,265
FN BM1231 3.5% 11/1/2031	87,186	85,163
FN BX3957 6% 1/1/2053	36,386	37,066
FN BY1788 6% 5/1/2053	155,238	157,735
FN BY3768 6.5% 7/1/2053	99,506	101,611
FN CA6065 3% 6/1/2050	133,091	114,770
FN CB5525 6% 1/1/2053	413,606	419,970
FN CB5542 5.5% 1/1/2053	47,492	47,789
FN CB6762 6% 7/1/2053	93,408	94,915
FN DA5011 6.5% 11/1/2053	272,989	281,528
FN FM2209 3.5% 1/1/2035	56,032	54,266
FN FS3411 6% 1/1/2053	154,100	157,139
FN FS4979 5.5% 5/1/2053	477,318	479,382
FN MA3067 3.5% 7/1/2047	102,241	92,755
FN MA3725 3.5% 7/1/2049	35,092	31,485
FN MA4908 6% 1/1/2043	409,730	415,658
FN MA4935 6% 2/1/2043	171,316	173,795
FN MA5031 7% 4/1/2053	198,690	202,595
		3,118,984
Fannie Mae Remics (6.9%)
FNR 2007-54 EF 5.79912% 6/25/2037 (SOFR 30 Day Average + 0.340%)(a)	212,024	207,764
FNR 2009-46 FB 6.15912% 6/25/2039 (SOFR 30 Day Average + 0.700%)(a)	365,010	359,681
FNR 2018-5 FA 5.80912% 2/25/2048 (SOFR 30 Day Average + 0.350%)(a)	321,389	310,741
FNR 2023-14 E 6% 6/25/2048	264,169	267,783
		1,145,969
Fannie Mae-Aces (2.2%)
FNA 2015-M3 X2 0.395091% 10/25/2024 (b)(c)	22,215,868	12,663
FNA 2019-M32 X2 1.22527% 10/25/2029 (b)(c)	4,159,999	196,839
FNA 2020-M10 X6 1.50065% 8/25/2028 (b)(c)	3,428,435	156,117
		365,619
Freddie Mac Pool (13.7%)
FR QF6560 5.5% 1/1/2053	424,650	426,486
FR QF8178 6% 2/1/2053	143,399	145,597
FR QF8450 6% 3/1/2053	89,420	90,888
FR QG1921 6.5% 5/1/2053	182,106	186,865
FR QG5777 6.5% 6/1/2053	93,528	96,101
FR QG6170 6% 7/1/2053	146,529	148,806
FR QH1757 6.5% 10/1/2053	96,965	99,809
FR QS0276 6% 2/1/2033	267,223	279,683
FR RB5221 6% 2/1/2043	407,390	413,970
FR SD4252 6.5% 10/1/2053	385,449	396,191
		2,284,396
Freddie Mac Gold Pool (1.5%)
FG G01584 5% 8/1/2033	25,059	25,359
FG G16406 3% 1/1/2028	39,992	38,928
FG H09207 6.5% 8/1/2038	8,721	8,870
FG NB0014 3.5% 4/1/2049	181,756	168,930
		242,087
Freddie Mac Multifamily Structured Pass Through Certificates (4.9%)
FHMS K078 XAM 0.146595% 6/25/2028 (b)(c)	33,580,000	91,707
FHMS K115 X1 1.425952% 6/25/2030 (b)(c)	1,391,901	92,490
FHMS K507 X1 0.261207% 9/25/2028 (b)(c)	31,980,291	192,982
FHMS K736 X1 1.407658% 7/25/2026 (b)(c)	5,950,747	144,246
FHMS K738 X1 1.622042% 1/25/2027 (b)(c)	1,873,380	65,761
FHMS K742 X1 0.865604% 3/25/2028 (b)(c)	2,488,242	52,032
FHMS Q004 A2H 5.341733% 1/25/2046 (b)	108,268	107,577
FHMS Q007 APT1 6.137352% 10/25/2047 (b)	22,620	22,556
FHMS Q016 XPT1 0.981% 5/25/2026 (b)(c)	3,027,159	53,003
		822,354
Freddie Mac REMICS (2.5%)
FHR 2344 ZD 6.5% 8/15/2031	6,962	7,134
FHR 2801 FG 5.91048% 7/15/2032 (SOFR 30 Day Average + 0.450%)(a)	384,792	383,374
FHR 3784 PD 4% 1/15/2026	542	538
FHR 4753 GT 3% 2/15/2045	22,143	22,064
		413,110
FRESB Mortgage Trust (3.3%)
FRESB 2015-SB2 A5 6.15855% 7/25/2035 (SOFR 30 Day Average + 0.700%)(a)	43,126	42,888
FRESB 2015-SB3 A5 6.15855% 8/25/2042 (SOFR 30 Day Average + 0.700%)(a)	3,128	3,099
FRESB 2015-SB7 A5 6.15855% 9/25/2035 (SOFR 30 Day Average + 0.700%)(a)	175,097	174,082
FRESB 2016-SB13 A5H 6.15855% 1/25/2036 (SOFR 30 Day Average + 0.700%)(a)	92,741	92,110
FRESB 2016-SB16 A5H 6.15855% 5/25/2036 (SOFR 30 Day Average + 0.700%)(a)	57,986	57,467
FRESB 2019-SB60 A5H 6.15855% 1/25/2039 (b)	186,803	185,005
		554,651
Ginnie Mae I Pool (0.1%)
GN 741854 4% 5/15/2025	8,854	8,718
GN 782618 4.5% 4/15/2024	1,238	1,234
		9,952
Ginnie Mae II Pool (6.4%)
G2 CR1853 7% 11/20/2052	78,009	80,202
G2 MA6402 4.5% 1/20/2050	15,058	14,526
G2 MA9107 6% 8/20/2053	197,487	200,824
G2 MA9173 6.5% 9/20/2053	594,536	608,118
G2 MA9243 6.5% 10/20/2053	158,778	162,512
		1,066,182
Government National Mortgage Association (20.1%)
GNR 2013-105 IO 0.16784% 6/16/2054 (b)(c)	4,189,904	5,078
GNR 2013-15 IO 0.56229% 8/16/2051 (b)(c)	1,817,511	39,126
GNR 2013-33 IO 0.20949% 4/16/2054 (b)(c)	5,730,271	16,572
GNR 2014-73 IO 0.41791% 4/16/2056 (b)(c)	2,814,540	31,908
GNR 2015-130 IO 0.70194% 7/16/2057 (b)(c)	1,358,227	37,165
GNR 2016-158 IO 0.75453% 6/16/2058 (b)(c)	2,138,940	70,354
GNR 2016-34 IO 0.90992% 1/16/2058 (b)(c)	2,487,523	95,491
GNR 2016-52 IO 0.76278% 3/16/2058 (b)(c)	4,229,610	139,763
GNR 2016-94 IO 0.78956% 12/16/2057 (b)(c)	2,807,003	65,995
GNR 2017-127 IO 0.54601% 2/16/2059 (b)(c)	4,653,277	150,347
GNR 2017-143 IO 0.47256% 1/16/2059 (b)(c)	2,633,901	60,598
GNR 2017-28 IO 0.68507% 2/16/2057 (b)(c)	2,019,314	68,976
GNR 2017-76 IO 0.79066% 12/16/2056 (b)(c)	1,725,117	70,819
GNR 2018-108 IA 0.67318% 8/16/2060 (b)(c)	882,912	50,403
GNR 2018-119 IO 0.67452% 5/16/2060 (b)(c)	656,084	34,938
GNR 2018-2 IO 0.70544% 12/16/2059 (b)(c)	1,294,569	53,252
GNR 2019-75 IO 0.85498% 12/16/2060 (b)(c)	2,850,154	159,053
GNR 2020-121 IO 0.89315% 8/16/2060 (b)(c)	965,451	57,944
GNR 2020-132 IO 0.84941% 9/16/2062 (b)(c)	1,510,138	91,421
GNR 2020-168 IA 0.97812% 12/16/2062 (b)(c)	1,067,415	74,607
GNR 2020-177 IO 0.81756% 6/16/2062 (b)(c)	1,684,267	97,898
GNR 2020-40 IO 0.87509% 1/16/2062 (b)(c)	1,647,974	92,140
GNR 2020-57 JI 1.79433% 1/16/2060 (b)(c)	2,387,319	261,758
GNR 2020-87 AI 1.86685% 5/16/2060 (b)(c)	877,535	100,536
GNR 2020-H19 SI 0% 10/20/2070 (b)(c)	952,304	22,157
GNR 2021-10 IO 0.98628% 5/16/2063 (b)(c)	1,360,951	92,911
GNR 2021-110 IO 0.87306% 11/16/2063 (b)(c)	2,209,891	143,780
GNR 2021-150 IO 1.03207% 11/16/2063 (b)(c)	1,032,832	67,678
GNR 2021-36 IO 1.28865% 3/16/2063 (b)(c)	1,979,561	164,559
GNR 2021-37 IO 0.80469% 1/16/2061 (b)(c)	1,700,774	99,449
GNR 2021-47 IO 0.99222% 3/16/2061 (b)(c)	1,085,793	74,916
GNR 2021-63 IO 0.81525% 4/16/2061 (b)(c)	4,179,377	248,911
GNR 2021-H06 YI 1.04744% 4/20/2071 (b)(c)	1,695,933	92,773
GNR 2021-H08 VF 6.54526% 4/20/2071 (SOFR 30 Day Average + 1.200%)(a)	215,754	218,320
GNR 2021-H11 IY 0.27492% 7/20/2071 (b)(c)	2,570,907	62,769
GNR 2022-H07 IG 1.77673% 2/20/2072 (b)(c)	1,453,495	57,826
GNR 2023-H02 IK 1.17643% 1/20/2073 (b)(c)	1,058,106	74,953
		3,347,144
Seasoned Credit Risk Transfer Trust Series (1.6%)
SCRT 2018-3 MA 3.5% 8/25/2057 (b)	48,017	45,375
SCRT 2020-3 M5TW 3% 5/25/2060	82,057	73,282
SCRT 2021-1 TTU 2.5% 9/25/2060	157,974	141,965
		260,622

TOTAL MORTGAGE BACKED SECURITIES (Cost: $14,638,564)		$13,631,070

U.S. GOVERNMENT TREASURY BILLS (17.0%)
United States Treasury Bill 5.218% 2/8/2024	1,200,000	1,198,795
United States Treasury Bill 5.238% 4/2/2024	1,500,000	1,486,673
United States Treasury Bill 5.258% 3/7/2024	150,000	149,232

TOTAL U.S. GOVERNMENT NOTES/BONDS (Cost $2,834,771)		$2,834,700

TOTAL INVESTMENTS (Cost $17,473,335) (99.0%)		$16,465,770

OTHER ASSETS LESS LIABILITIES (1.0%)		$164,364

NET ASSETS (100.0%)		$16,630,134

(a) Variable rate security; the rate shown represents the rate at January 31, 2024. Coupon may be fixed for a period of time.
(b) Variable rate security; the rate shown represents the rate at January 31, 2024. The coupon is based on an underlying pool of loans.
(c) Represents an interest-only security that entitles holders to receive only interest payments on underlying mortgages.
SOFR - Secured Overnight Financing Rate
SOFR 30 Day Average - SOFR 30 Day Average, rate disclosed as of January 31, 2024, based on the last reset date of the security.
ECOFC - Enterprise 11th District COFI Replacement Index
1 Month ECOFC - 1 Month ECOFC rate disclosed as of January 31, 2024, based on the last reset date of the security.
11th District COFI Replacement Index rate disclosed as of January 31, 2024, based on the last reset date of the security.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities | For the six months ended January 31, 2024

	Dividend	Dividend	Growth
	Harvest	Summit	& Income
	Fund	Fund	Fund
ASSETS
Investments in securities, at cost	$282,097,575	$783,907	$44,433,294

Investments in securities, at value	$312,891,320	$791,690	$80,501,545
Cash and cash equivalents	4,073,844	65,207	10,226,034
Receivable for Fund shares sold	251,225	-	3,212
Accrued dividends receivable	883,684	2,792	89,013
Accrued interest receivable	24,595	266	41,207
Receivable from affiliate	139,440	6,688	36,098
Prepaid expenses	33,459	9	19,749
Other assets	2,785	-	-
Total assets	$318,300,352	$866,652	$90,916,858

LIABILITIES
Payable for Fund shares redeemed	$256,732	$-	$8,862
Trustees’ fees payable	2,979	19	672
Payable to affiliates	307,216	6,317	121,052
Accrued expenses	58,858	-	-
Total liabilities	$625,785	$6,336	$130,586

NET ASSETS	$317,674,567	$860,316	$90,786,272

NET ASSETS ARE REPRESENTED BY:
Capital stock outstanding, $.001 par value, unlimited shares authorized	$285,675,532	$856,012	$55,124,191
Distributable earnings	31,999,035	4,304	35,662,081

NET ASSETS	$317,674,567	$860,316	$90,786,272

Net Assets - Class A	$109,966,569	$90,114	$55,101,157
Net Assets - Class C	$27,255,238	$50,438	$6,923,275
Net Assets - Class I	$180,452,760	$719,764	$28,761,840
Shares outstanding - Class A	6,639,655	8,987	642,983
Shares outstanding - Class C	1,660,354	5,000	83,405
Shares outstanding - Class I	10,886,423	71,899	335,006
Net asset value per share - Class A*	$16.56	$10.03	$85.70
Maximum sales charge - Class A	5.00%	5.00%	5.00%
Public offering price per share - Class A	$17.43	$10.56	$90.21
Net asset value per share - Class C*	$16.42	$10.09	$83.01
Net asset value per share - Class I	$16.58	$10.01	$85.85

* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities | For the six months ended January 31, 2024

	High	MNA	Short Term
	Income	Resources	Government
	Fund	Fund	Fund
ASSETS
Investments in securities, at cost	$50,449,736	$106,393,026	$17,473,335

Investments in securities, at value	$46,128,136	$110,794,714	$16,465,770
Cash and cash equivalents	664,069	4,062,680	408,980
Security sales receivable	270,272	-	237,971
Receivable for Fund shares sold	18,303	50,498	-
Accrued dividends receivable	-	99,300	-
Accrued interest receivable	774,660	11,195	135,839
Receivable from affiliate	26,151	15,610	4,202
Prepaid expenses	538	1,113	-
Other assets	2,002	-	-
Total assets	$47,884,131	$115,035,110	$17,252,762

LIABILITIES
Payable for securities purchased	$258,988	$-	$594,689
Payable for Fund shares redeemed	20,882	178,967	-
Trustees’ fees payable	472	1,462	133
Payable to affiliates	58,950	160,765	15,830
Accrued expenses	22,084	26,289	11,976
Total liabilities	$361,376	$367,483	$622,628

NET ASSETS	$47,522,755	$114,667,627	$16,630,134

NET ASSETS ARE REPRESENTED BY:
Capital stock outstanding, $.001 par value, unlimited shares authorized	$53,065,859	$293,797,923	$26,661,519
Distributable earnings (accumulated losses)	(5,543,104)	(179,130,296)	(10,031,385)

NET ASSETS	$47,522,755	$114,667,627	$16,630,134

Net Assets - Class A	$23,870,550	$72,710,402	$213,396
Net Assets - Class C	$3,372,469	$4,926,014	$ N/A
Net Assets - Class I	$20,279,736	$37,031,211	$16,416,738
Shares outstanding - Class A	3,270,084	14,953,266	25,613
Shares outstanding - Class C	460,909	1,019,810	N/A
Shares outstanding - Class I	2,780,724	7,682,325	1,968,118
Net asset value per share - Class A*	$7.30	$4.86	$8.33
Maximum sales charge - Class A	4.25%	5.00%	2.00%
Public offering price per share - Class A	$7.62	$5.12	$8.50
Net asset value per share - Class C*	$7.32	$4.83	N/A
Net asset value per share - Class I	$7.29	$4.82	$8.34

* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Operations | For the six months ended January 31, 2024

	Dividend	Dividend	Growth
	Harvest	Summit	& Income
	Fund	Fund	Fund
INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $93,587, $530, and $0, respectively)	$6,457,994	$21,978	$661,500
Interest	70,412	1,050	242,081
Total investment income	$6,528,406	$23,028	$903,581

EXPENSES
Investment advisory fees	$1,178,595	$2,896	$421,866
Distribution (12b-1) fees - Class A	133,803	72	65,066
Distribution (12b-1) fees - Class C	131,941	249	31,425
Transfer agent fees	272,015	6,745	81,985
Administrative service fees	238,569	24,737	83,258
Professional fees	53,185	253	664
Reports to shareholders	17,330	77	940
License, fees, and registrations	32,435	3,176	12,755
Audit fees	43,042	331	4,804
Trustees’ fees	16,634	109	3,689
Transfer agent out-of-pockets	18,691	272	5,846
Custodian fees	13,594	120	14
Legal fees	24,116	90	4,449
Insurance expense	3,010	19	526
Total expenses	$2,176,960	$39,146	$717,287
Less expenses waived or reimbursed (See Note 7)	(812,135)	(39,111)	(203,035)
Total net expenses	$1,364,825	$35	$514,252

NET INVESTMENT INCOME (LOSS)	$5,163,581	$22,993	$389,329

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$8,158,945	$3,894	$116,488
Net change in unrealized appreciation (depreciation) of investments	(6,865,407)	(13,566)	5,252,196
Net realized and unrealized gain (loss) on investments	$1,293,538	$(9,672)	$5,368,684

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,457,119	$13,321	$5,758,013

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Operations | For the six months ended January 31, 2024

	High	MNA	Short Term
	Income	Resources	Government
	Fund	Fund	Fund
INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $0, $49,733, and $0, respectively)	$15,661	$1,650,120	$-
Interest	1,581,185	134,236	309,728
Total investment income	$1,596,846	$1,784,356	$309,728

EXPENSES
Investment advisory fees	$208,523	$320,887	$21,690
Distribution (12b-1) fees - Class A	29,360	202,637	358
Distribution (12b-1) fees - Class C	16,326	29,286	-
Transfer agent fees	35,488	121,569	11,693
Administrative service fees	58,542	114,045	28,222
Professional fees	419	17,834	18
Reports to shareholders	913	18,405	-
License, fees, and registrations	15,702	32,090	-
Audit fees	4,323	19,943	392
Trustees’ fees	2,669	8,450	747
Transfer agent out-of-pockets	23	57,170	-
Custodian fees	9,140	2,916	73
Legal fees	3,499	12,389	1,144
Insurance expense	366	1,566	8
Total expenses	$385,293	$959,187	$64,345
Less expenses waived or reimbursed (See Note 7)	(158,115)	(86,286)	(24,223)
Total net expenses	$227,178	$872,901	$40,122

NET INVESTMENT INCOME (LOSS)	$1,369,668	$911,455	$269,606

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$(356,190)	$6,575,857	$(700,289)
Net change in unrealized appreciation (depreciation) of investments	1,513,856	(17,384,032)	883,273
Net realized and unrealized gain (loss) on investments	$1,157,666	$(10,808,175)	$182,984

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,527,334	$(9,896,720)	$452,590

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets | For the six months ended January 31, 2024

	Dividend	Dividend	Growth
	Harvest	Summit	& Income
	Fund	Fund	Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$5,163,581	$22,993	$389,329
Net realized gain (loss) from investment transactions	8,158,945	3,894	116,488
Net change in unrealized appreciation (depreciation) of investments	(6,865,407)	(13,566)	5,252,196
Net increase (decrease) in net assets resulting from operations	$6,457,119	$13,321	$5,758,013

DISTRIBUTIONS TO SHAREHOLDERS
Distributions - Class A	$(1,725,604)	$(1,757)	$(1,198,404)
Distributions - Class C	(330,836)	(1,242)	(105,476)
Distributions - Class I	(3,114,734)	(19,979)	(668,373)
Total distributions	$(5,171,174)	$(22,978)	$(1,972,253)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class A	$5,320,763	$40,975	$1,956,179
Proceeds from sale of shares - Class C	1,818,420	-	647,532
Proceeds from sale of shares - Class I	26,444,321	218,065	3,795,242
Proceeds from reinvested dividends - Class A	1,554,522	324.69	1,143,379
Proceeds from reinvested dividends - Class C	310,726	-	102,058
Proceeds from reinvested dividends - Class I	2,726,885	16,055	573,396
Cost of shares redeemed - Class A	(9,564,172)	-	(2,575,852)
Cost of shares redeemed - Class C	(2,894,026)	-	(429,716)
Cost of shares redeemed - Class I	(47,604,448)	(56,715.61)	(2,421,363)
Net increase (decrease) in net assets resulting from capital share transactions	$(21,887,009)	$218,704	$2,790,855

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(20,601,064)	$209,047	$6,576,615
NET ASSETS, BEGINNING OF PERIOD	338,275,631	651,269	84,209,657
NET ASSETS, END OF PERIOD	$317,674,567	$860,316	$90,786,272

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets | For the six months ended January 31, 2024

	High	MNA	Short Term
	Income	Resources	Government
	Fund	Fund	Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,369,668	$911,455	$269,606
Net realized gain (loss) from investment transactions	(356,190)	6,575,857	(700,289)
Net change in unrealized appreciation (depreciation) of investments	1,513,870	(17,384,032)	883,273
Net increase (decrease) in net assets resulting from operations	$2,527,348	$(9,896,720)	$452,590

DISTRIBUTIONS TO SHAREHOLDERS
Distributions - Class A	$(648,301)	$(577,352)	$(4,799)
Distributions - Class C	(77,818)	(26,319)	N/A
Distributions - Class I	(642,840)	(402,883)	(280,724)
Total distributions	$(1,368,959)	$(1,006,554)	$(285,523)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class A	$1,205,181	$1,376,137	$-
Proceeds from sale of shares - Class C	162,008	21,938	N/A
Proceeds from sale of shares - Class I	6,363,511	1,363,063	6,457,844
Proceeds from reinvested dividends - Class A	544,413	556,277	4,799
Proceeds from reinvested dividends - Class C	57,672	25,445	N/A
Proceeds from reinvested dividends - Class I	448,845	298,505	238,914
Cost of shares redeemed - Class A	(1,327,939)	(10,044,475)	(103,007)
Cost of shares redeemed - Class C	(288,319)	(1,198,139)	N/A
Cost of shares redeemed - Class I	(9,632,967)	(5,509,635)	(5,147,667)
Net increase (decrease) in net assets resulting from capital share transactions	$(2,467,595)	$(13,110,884)	$1,450,883

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(1,309,206)	$(24,014,158)	$1,617,950
NET ASSETS, BEGINNING OF PERIOD	48,831,961	138,681,785	15,012,184
NET ASSETS, END OF PERIOD	$47,522,755	$114,667,627	$16,630,134

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets | For the year/period ended July 31, 2023

	Dividend	Dividend	Growth
	Harvest	Summit	& Income
	Fund	Fund *	Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$9,870,676	$9,221	$441,805
Net realized gain (loss) from investment transactions	308,372	(7,387)	795,915
Net change in unrealized appreciation (depreciation) of investments	6,733,207	21,348	7,795,435
Net increase (decrease) in net assets resulting from operations	$16,912,255	$23,182	$9,033,155

DISTRIBUTIONS TO SHAREHOLDERS
Distributions - Class A	$(4,929,518)	$(739)	$(624,715)
Distributions - Class C	(926,454)	(646)	(48,221)
Distributions - Class I	(7,802,863)	(7,835)	(255,733)
Total distributions	$(13,658,835)	$(9,220)	$(928,669)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class A	$20,446,194	$50,000	$3,490,627
Proceeds from sale of shares - Class C	7,866,830	50,000	960,177
Proceeds from sale of shares - Class I	107,819,407	529,460	11,023,659
Proceeds from reinvested dividends - Class A	4,432,110	-	591,724
Proceeds from reinvested dividends - Class C	865,103	-	46,084
Proceeds from reinvested dividends - Class I	6,792,274	7,847	210,787
Cost of shares redeemed - Class A	(19,553,346)	-	(6,943,441)
Cost of shares redeemed - Class C	(3,533,450)	-	(972,555)
Cost of shares redeemed - Class I	(41,645,833)	-	(10,600,945)
Net increase (decrease) in net assets resulting from capital share transactions	$83,489,289	$637,307	$(2,193,883)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$86,742,709	$651,269	$5,910,603
NET ASSETS, BEGINNING OF PERIOD	251,532,922	-	78,299,054
NET ASSETS, END OF PERIOD	$338,275,631	$651,269	$84,209,657

* For the period May 1, 2023 (commencement of operations) through July 31, 2023

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets | For the year ended July 31, 2023

	High	MNA	Short Term
	Income	Resources	Government
	Fund	Fund	Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$2,554,901	$2,402,137	$23,598
Net realized gain (loss) from investment transactions	(446,689)	17,924,236	(2,204,207)
Net change in unrealized appreciation (depreciation) of investments	(1,030,827)	(12,160,937)	1,696,615
Net increase (decrease) in net assets resulting from operations	$1,077,385	$8,165,436	$(483,994)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions - Class A	$(1,212,257)	$(1,354,558)	$(1,769)
Distributions - Class C	(144,476)	(76,981)	N/A
Distributions - Class I	(1,198,170)	(920,220)	(64,633)
Total distributions	$(2,554,903)	$(2,351,759)	$(66,402)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class A	$650,085	$6,500,987	$-
Proceeds from sale of shares - Class C	424,468	690,712	N/A
Proceeds from sale of shares - Class I	7,382,988	12,221,748	966,985
Proceeds from reinvested dividends - Class A	1,013,441	1,300,020	1,769
Proceeds from reinvested dividends - Class C	109,718	73,332	N/A
Proceeds from reinvested dividends - Class I	926,483	683,988	57,097
Cost of shares redeemed - Class A	(3,810,405)	(18,933,192)	(380,183)
Cost of shares redeemed - Class C	(702,044)	(3,372,337)	N/A
Cost of shares redeemed - Class I	(9,340,963)	(13,341,019)	(5,395,913)
Net increase (decrease) in net assets resulting from capital share transactions	$(3,346,229)	$(14,175,761)	$(4,750,245)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(4,823,747)	$(8,362,084)	$(5,300,641)
NET ASSETS, BEGINNING OF PERIOD	53,655,708	147,043,869	20,312,825
NET ASSETS, END OF PERIOD	$48,831,961	$138,681,785	$15,012,184

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS (unaudited)

NOTE 1: Organization

The Integrity Funds (the “Trust”) was organized as a Delaware statutory trust on October 31, 1997 and commenced operations on October 31, 1997. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company, consisting of five series (the “Funds”).

Integrity Dividend Harvest Fund (the “Dividend Harvest Fund”), a diversified fund, seeks high current income with long term appreciation as a secondary objective. Integrity Dividend Summit Fund (the “Dividend Summit Fund”), a non-diversified fund commencing operations on May 1, 2023, seeks high current income with long term appreciation as a secondary objective. Integrity Growth & Income Fund (the “Growth & Income Fund”), a diversified fund, seeks to provide long-term growth of capital with dividend income as a secondary objective. Integrity High Income Fund (the “High Income Fund”), a diversified fund, seeks a high level of current income with capital appreciation as a secondary objective. Integrity Mid-North American Resources Fund (the “MNA Resources Fund”), a diversified fund, seeks to provide long-term growth through capital appreciation. Integrity Short Term Government Fund (the “S-T Gov Fund”), a diversified fund, seeks to achieve a high and stable rate of total return, when and as opportunities are available in the context of preserving capital in adverse markets.

Each Fund in the Trust, except for S-T Gov Fund, currently offers Class A, C, and I shares. S-T Gov Fund offers Class A and I shares. The Class A shares of Dividend Harvest Fund, Dividend Summit Fund, Growth & Income Fund, High Income Fund, MNA Resources Fund and S-T Gov Fund are sold with an initial sales charge of 5.00%, 5.00%, 5.00%, 4.25%, 5.00% and 2.00%, respectively, and a distribution fee of up to 0.25% on an annual basis. Class C shares are sold without a sales charge and are subject to a distribution fee of up to 1.00% on an annual basis. Class I shares are sold without a sales charge or distribution fee. The three classes of shares (two classes for S-T Gov Fund) represent interest in each Fund’s same portfolio of investments, have the same rights, and are generally identical in all respects except that each class bears its separate distribution and certain other class expenses and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

Each Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946, Financial Services – Investment Companies.

NOTE 2: Summary of Significant Accounting Policies

Investment security valuation—The Funds value their investments at fair value. Securities for which market quotations are available are valued as follows: (a) Listed securities are valued at the closing price obtained from the respective primary exchange on which the security is listed or, if there were no sales on that day, at its last reported current bid price; (b) Unlisted securities are valued at the last current bid price obtained from the National Association of Securities Dealers’ Automated Quotation System. The Funds’ administrative services agent, Integrity Fund Services, LLC (“Integrity Fund Services” or “IFS”) obtains all of these prices from services that collect and disseminate such market prices. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as: institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. In the absence of an ascertainable market value, assets are valued at their fair value as determined by IFS using methods and procedures reviewed and approved by the Board of Trustees. Refer to Note 3 for further disclosures related to the inputs used to value the Funds’ investments. Shares of a registered investment company, including money market funds, that are not traded on an exchange are valued at the investment company’s net asset value per share.

When-issued securities—The Funds may purchase securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The values of the securities purchased on a when-issued basis are identified as such in each Fund’s Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities, if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Contingent deferred sales charge—Class A shares of $1 million or more may be subject to a 1.00% contingent deferred sales charge (“CDSC”) if redeemed within 24 months of purchase (excluding shares purchased with reinvested dividends and/or distributions). Investments in Class C shares (in any amount) may be subject to a 1.00% CDSC if redeemed within 12 months of purchase.

Federal and state income taxes—Each Fund is a separate taxpayer for federal income tax purposes. Each Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gain on investments to its shareholders; therefore, no provision for income taxes is required.

As of January 31, 2024, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the six months ended January 31, 2024, the Funds did not incur any interest or penalties.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years, which include the current and prior three tax years, are open for examination by taxing authorities. Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Premiums and discounts—Premiums and discounts on debt securities are accreted and amortized into interest income using the effective yield method over the lives of the respective securities.

Cash and cash equivalents—The Funds consider investments in an FDIC insured interest bearing savings account to be cash. The Fund maintains balances, which, at times, may exceed federally insured limits. The Fund maintains these balances with a high quality financial institution.

Security transactions, investment income, expenses and distributions—Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recognized on the ex-dividend date. Gains and losses on principal payments of mortgage-backed securities (paydown gains and losses) are included as an adjustment to interest income in the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable countries’ tax rules and regulations. Dividend Harvest Fund, Dividend Summit Fund, and S-T Gov Fund will declare and pay dividends from net investment income monthly. MNA Resources Fund will declare and pay dividends from net investment income quarterly. Growth & Income Fund will declare and pay dividends from net investment income at least annually. The High Income Fund declares dividends from net investment income daily and pays such dividends monthly. Dividends are reinvested in additional shares of the Funds at net asset value or paid in cash. Capital gains, when available, are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America (“GAAP”). These differences are primarily due to differing treatments for capital loss carryforwards and losses due to wash sales. In addition, other amounts have been reclassified within the composition of net assets to more appropriately conform financial accounting to tax basis treatment.

Use of estimates—The financial statements have been prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase (decrease) from operations during the reporting period. Actual results could differ from those estimates.

Common expenses—Common expenses of the Trust are allocated among the Funds within the Trust based on relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund.

Multiple class allocations—The High Income Fund simultaneously uses the settled shares method to allocate income and fund-wide expenses and uses the relative net assets method to allocate gains and losses. Dividend Harvest Fund, Dividend Summit Fund, Growth & Income Fund, MNA Resources Fund and S-T Gov Fund use the relative net assets method to allocate income, fund-wide expenses, gains and losses. Class-specific expenses, distribution fees, and any other items that are specifically attributable to a particular class are charged directly to such class.

Illiquid securities—A security may be considered to be illiquid if it has a limited trading market. Securities are generally considered to be liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Funds. These securities are valued at fair value as described above. Each Fund intends to hold no more than 15% of its net assets in illiquid securities. Of the illiquid securities listed on the Schedules of Investments, the following securities are considered to be restricted as of January 31, 2024:

High Income Fund	Shares/Principal	Dates Acquired	Cost Basis	Fair Value
International Oncology Care Inc.	1,633	2/22/18	66,476	$ 28,822
NMG Equity Shares	37	9/25/20	84	$ 4,116

NOTE 3: Fair Value Measurements

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 inputs are based on significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The following is a summary of the inputs used to value the Funds’ investments as of January 31, 2024:

Dividend Harvest Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$312,891,320	$0	$0	$312,891,320
Total	$312,891,320	$0	$0	$312,891,320

Dividend Summit Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$791,690	$0	$0	$791,690
Total	$791,690	$0	$0	$791,690

Growth & Income Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$80,501,545	$0	$0	$80,501,545
Total	$80,501,545	$0	$0	$80,501,545

High Income Fund	Level 1	Level 2	Level 3	Total
Corporate Bonds*	$0	$45,301,365	$102,770	$45,404,135
Common Stock	363,075	0	228,292	591,367
Convertible Preferred Stock	0	0	123,146	123,146
Warrants	0	0	9,488	9,488
Total	$363,075	$45,301,365	$463,696	$46,128,136

MNA Resources Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$110,794,714	$0	$0	110,794,714
Total	$110,794,714	$0	$0	$110,794,714

ST Gov Fund	Level 1	Level 2	Level 3	Total
Mortgage Backed Securities	$0	$13,631,070	$0	$13,631,070
U.S Government Notes/Bills	0	2,834,700	0	2,834,700
Total	$0	$16,465,770	$0	$16,465,770

*Level 3 corporate bonds for High Income Fund includes a corporate bond valued at zero.

Please refer to the Schedules of Investments for sector classification.

A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments, are presented when a Fund has a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets.

The changes of the fair value of investments during the six months ended January 31, 2024, for which the Funds have used Level 3 inputs to determine the fair value are as followed:

High Income Fund	Balance as 7/31/2023	Transfers into Lv 3	Sales	Realized Gain/ (Loss)	Change in unrealized appreciation/ depreciation	Balance as 1/31/2024	Net Change in unrealized appreciation/ depreciation for securities held on 7/31/23
Common Stock	$186,215	$226,107*	$0	$0	($184,030)	$228,292	($9,346)
Corporate Bonds	$41	$172,036#	$0	$0	($69,307)	$102,770	$0
Convertible Preferred Stock	$137,270	$0	$0	$0	($14,124)	$123,146	$14,124
Warrants	$15,533	$0	$0	$7,585	($13,630)	$9,488	$6,037

*Common stock transfers into Level 3 resulted from the unavailability to obtain prices from an independent pricing service for securities that resulted from corporate actions from defaulted securities.

#Corporate bond transfers into Level 3 resulted from the unavailability to obtain prices from an independent pricing service.
Impact to
Fair Value at	Unobservable	Valuation from	Weighted
Asset Class	Jan. 31, 2024	Valuation Technique	Inputs	Range	Input	Average
Common Stock	$199,470	Market Comparable Transaction	Indicative Value	$0.25 - $200.00	Decrease	$50.65
Common Stock	$28,822	Market Comparable Companies	EBITDA Multiple	4.75x	Decrease	N/A
Corporate Bonds	$102,770	Market Comparable Transaction	Indicative Value	$0.00 - $0.59	Increase	$0.56
Convertible Preferred Stock	$123,146	Market Comparable Transaction	Indicative Value	$0.585 - $1,950.00	Decrease	$1,451.41
Warrants	$9,488	Market Comparable Transaction	Indicative Value	$13.75	Decrease	$13.75

Unobservable inputs used in the fair value measurement of the Funds’ investments are listed above. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement.

NOTE 4: Investment Transactions

Purchases and sales of investment securities (excluding short-term securities) for the six months ended January 31, 2024, were as follows:

	Dividend Harvest Fund	Dividend Summit Fund	Growth & Income Fund	High Income Fund	MNA Resources Fund	Short Term Government Fund
Purchases	$63,345,094	$366,155	$2,038,832	$4,724,109	$32,872,117	$11,241,517
Sales	$89,771,775	$214,912	$11,100,674	$6,599,074	$50,147,874	$9,311,589

NOTE 5: Capital Share Transactions

Transactions in capital shares were as follows:

Six Months Ended 1/31/2024:	Dividend	Dividend	Growth &	High	MNA	S-T
	Harvest	Summit	Income	Income	Resources	Gov
Class A	Fund	Fund	Fund	Fund	Fund	Fund
Shares sold	335,773	3,955	24,351	169,749	269,479	-
Shares issued from reinvestments	98,987	32	13,589	76,320	107,013	584
Shares redeemed	(603,231)	-	(31,563)	(186,035)	(1,972,826)	(12,392)
Net increase (decrease)	(168,471)	3,987	6,377	60,034	(1,596,334)	(11,808)

Class C
Shares sold	115,280	-	8,299	22,557	4,203	N/A
Shares issued from reinvestments	19,964	-	1,251	8,069	4,927	N/A
Shares redeemed	(187,537)	-	(5,585)	(40,390)	(237,573)	N/A
Net increase (decrease)	(52,293)	-	3,965	(9,764)	(228,443)	N/A

Class I
Shares sold	1,673,594	21,763	46,990	897,379	266,042	601,995
Shares issued from reinvestments	173,506	1,638	6,803	63,131	57,906	28,984
Shares redeemed	(3,024,176)	(5,534)	(30,104)	(1,348,691)	(1,092,982)	(447,352)
Net increase (decrease)	(1,177,076)	17,867	23,689	(388,181)	(769,034)	183,627

Year Ended 7/31/2023:	Dividend	Dividend	Growth &	High	MNA	S-T
	Harvest	Summit	Income	Income	Resources	Gov
Class A	Fund	Fund	Fund	Fund	Fund	Fund
Shares sold	1,272,469	5,000	47,723	91,744	1,271,692	-
Shares issued from reinvestments	277,570	-	8,739	143,775	271,802	217
Shares redeemed	(1,220,573)	-	(96,887)	(536,746)	(3,769,487)	(46,206)
Net increase (decrease)	329,466	5,000	(40,425)	(301,227)	(2,225,993)	(45,989)

Class C
Shares sold	493,935	5,000	13,325	59,494	131,946	N/A
Shares issued from reinvestments	54,636	-	701	15,532	15,490	N/A
Shares redeemed	(223,047)	-	(13,772)	(99,002)	(665,300)	N/A
Net increase (decrease)	325,524	5,000	254	(23,976)	(517,864)	N/A

Class I
Shares sold	6,694,472	53,230	149,017	1,043,183	2,446,713	118,115
Shares issued from reinvestments	425,235	802	3,109	131,554	144,134	6,980
Shares redeemed	(2,598,173)	-	(148,685)	(1,322,176)	(2,675,892)	(665,156)
Net increase (decrease)	4,521,534	54,032	3,441	(147,439)	(85,045)	(540,061)

NOTE 6: Income Tax Information

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending July 31, 2024.

At July 31, 2023, the unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:

	Dividend	Dividend	Growth &	High	MNA	S-T
	Harvest	Summit	Income	Income	Resources	Gov
	Fund	Fund	Fund	Fund	Fund	Fund
Investments at cost	$300,380,881	$628,771	$53,378,647	$52,653,008	$117,092,925	$16,832,739
Unrealized appreciation	$49,157,610	$32,860	$31,074,920	$514,180	$26,625,264	$40,081
Unrealized depreciation	(11,498,458)	11,512	(258,865)	(6,354,988)	(4,839,544)	(1,930,919)
Net unrealized appreciation*	$37,659,152	$21,348	$30,816,055	$(5,840,808)	$21,785,720	$(1,890,838)

*Differences between financial reporting-basis and tax-basis unrealized appreciation/ (depreciation) are due to tax deferral of losses on wash sales.

The tax character of distributions paid was as follows:

Year ended July 31, 2023:	Dividend	Dividend	Growth &	High	MNA	S-T
	Harvest	Summit*	Income	Income	Resources	Gov
	Fund	Fund	Fund	Fund	Fund	Fund
Ordinary Income	$9,948,645	$9,220	$355,797	$2,530,290	$2,351,759	$66,402
Return of Capital	0	0	0	0	0	0
Capital Gain	3,710,190	0	572,872	0	0	0
	$13,658,835	$9,220	$928,669	$2,530,290	$2,351,759	$66,402

Year ended July 31, 2022:
Ordinary Income	$6,314,760	$ N/A	$173,028	$2,343,467	$1,822,960	$534,198
Capital Gain	429	N/A	505,135	0	0	0
	$6,315,189	$ N/A	$678,163	$2,343,467	$1,822,960	$534,198
* For the period May 1, 2023 (commencement of operations) to July 31, 2023.

As of July 31, 2023, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Dividend	Dividend	Growth &	High	MNA	S-T
	Harvest	Summit	Income	Income	Resources	Gov
	Fund	Fund	Fund	Fund	Fund	Fund
Undistributed ordinary income	$0	$0	$264,352	$63,637	$88,565	$17,985
Distributions Payable	0	0	0	(42,940)	0	0
Undistributed capital gain	0	0	795,914	0	0	0
Capital loss carryforward	(5,630,921)	(7,387)	0	(881,365)	(190,101,307)	(8,325,600)
Post-October losses deferred ^	(1,315,141)	0	0	0	0	0
Unrealized appreciation/ (depreciation)*	37,659,152	21,348	30,816,055	(5,840,808)	21,785,720	(1,890,838)
Total accumulated earnings/ (deficit)	$30,713,090	$13,961	$31,876,321	$(6,701,476)	$(168,227,022)	$(10,198,453)
* Differences between financial reporting-basis and tax-basis unrealized appreciation/ (depreciation) are due to tax deferral of losses on wash sales.
^ Funds can elect to defer incurred capital losses that occur after October 31 within the fiscal year.
Such losses are deemed to arise on the first business day of the following fiscal year for tax purposes.

The Funds’ capital loss carryforward amounts as of July 31, 2023 are as follows:

	Dividend	Dividend	Growth &	High	MNA	S-T
	Harvest	Summit	Income	Income	Resources	Gov
	Fund	Fund	Fund	Fund	Fund	Fund
Non-expiring S-T losses	$5,630,921*	$7,387	$0	$18,427	$105,524,743	$4,538,266
Non-expiring L-T losses	0	0	0	862,938	84,576,564	3,787,334
Total	$5,630,921	$7,387	$0	$881,365	$190,101,307	$8,325,600
Capital loss carryforward utilized	$368,337	$0	$0	$0	$17,924,236	$0

*Dividend Harvest Fund’s ability to use the capital loss carryforward of MD Sass Equity Fund may be limited by loss limitation rules under federal tax law.

NOTE 7: Investment Advisory Fees and Other Transactions with Affiliates

Viking Fund Management (“VFM”), the Funds’ investment adviser; Integrity Funds Distributor, LLC (“Integrity Funds Distributor” or “IFD”), the Funds’ underwriter and distributor; and Integrity Fund Services, the Funds’ transfer, accounting, and administrative services agent; are subsidiaries of Corridor Investors, LLC (“Corridor Investors” or “Corridor”), the Funds’ sponsor. For Integrity High Income Fund, JPMIM is the sub-adviser. For S-T Gov Fund, M.D. Sass Investor Services, Inc. is the sub-adviser. A Trustee of the Funds is also a Governor of Corridor.

VFM provides investment advisory and management services to the Funds. The Investment Advisory Agreement (the “Advisory Agreement”) provides for fees to be computed at an annual rate of each Fund’s average daily net assets. VFM has also contractually agreed to waive its management fee and to reimburse expenses that are not covered by the management fee, other than extraordinary or non-recurring expenses, taxes, brokerage fees, commissions and acquired fund fees and expenses, so that the net annual operating expenses do not exceed a certain rate. After November 29, 2024, the expense limitations may be terminated or revised for the Funds. Expense limitations as of January 31, 2024, are stated below.

		Contractual Waiver %
	Advisory Fee %	Class A	Class C	Class I
Dividend Harvest Fund	0.75%	0.95%	1.70%	0.70%
Dividend Summit Fund	0.75%	0.99%	1.74%	0.74%
Growth & Income Fund	1.00%	1.24%	1.99%	0.99%
High Income Fund	0.85%	0.99%	1.74%	0.74%
MNA Resources Fund	0.50%	1.50%	2.00%	1.00%
S-T Gov Fund	0.30%	0.80%	N/A	0.55%

VFM and affiliated service providers may also voluntarily waive fees or reimburse expenses not required under the advisory or other contracts from time to time. There were voluntary waivers for the six month period ended January 31, 2024 for Dividend Summit Fund beyond the expense limitation agreement to maintain a 0.00% expense ratio in the initial months of operation for each class of shares. An expense limitation lowers expense ratios and increases returns to investors. Certain Officers of the Funds are also Officers and Governors of VFM.

	Six Months Ended 1/31/2024			Payable 1/31/2024
	Advisory	Waived	Reimb.	Advisory	Waived	Reimb.
Dividend Harvest Fund	$1,178,595	$812,135	$0	$204,715	$139,440	$0
Dividend Summit Fund	$2,896	$2,896	$36,215	$555	$555	$6,133
Growth & Income Fund	$421,866	$203,035	$0	$75,912	$36,098	$0
High Income Fund	$208,523	$158,115	$0	$34,035	$26,151	$0
MNA Resources Fund	$320,887	$86,286	$0	$49,534	$15,610	$0
S-T Gov Fund	$21,690	$21,690	$2,533	$4,209	$4,202	$0

VFM is entitled to recoup such amounts waived or reimbursed for a period of up to three years from the date on which VFM waived fees or reimbursed expenses for each Fund. Each Fund will make repayments to the VFM only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense limitation in place when such amounts were waived and (2) the Fund’s current expense limitation. Amounts subject to recoupment and expiration dates are as follow:

	7/31/2024		7/31/2025		7/31/2026
Dividend Harvest Fund		$833,118		$980,581	$1,443,402
Dividend Summit Fund	$	N/A	$	N/A	$18,895
Growth & Income Fund		$349,463		$478,641	$429,172
High Income Fund		$285,771		$367,256	$340,855
MNA Resources Fund		$110,668		$2,135	$89,643
S-T Gov Fund		$124,077		$102,559	$86,774

IFD serves as the principal underwriter and distributor for the Funds and receives sales charges deducted from Fund share sales proceeds and CDSC from applicable Fund share redemptions. Also, the Funds have adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Funds to reimburse its principal underwriter for costs related to selling shares of the Funds and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Funds, are paid by shareholders through expenses called “Distribution Plan expenses.” The Funds currently pay an annual distribution fee and/or service fee of up to 0.25% (0.50% for MNA Resources Fund) for Class A and 1.00% for Class C of the average daily net assets. Class I shares do not have a 12b-1 plan in place. Certain Officers of the Funds are also Officers and Governors of IFD.

	Six Months Ended 1/31/2024			Payable 1/31/2024
	Sales Charges	CDSC	Distribution Fees	Distribution Fees
Dividend Harvest Fund - A	$128,173	$0	$133,803	$23,477
Dividend Harvest Fund - C	$0	$2,726	$131,941	$23,113
Dividend Summit Fund - A	$2,175	$0	$72	$19
Dividend Summit Fund - C	$0	$0	$249	$43
Growth & Income Fund - A	$31,199	$0	$65,066	$11,603
Growth & Income Fund - C	$0	$350	$31,425	$5,759
High Income Fund - A	$5,374	$0	$29,360	$5,102
High Income Fund - C	$0	$384	$16,326	$2,811
MNA Resources Fund - A	$13,985	$100	$202,637	$31,386
MNA Resources Fund - C	$0	$82	$29,286	$4,314
S-T Gov Fund - A	$0	$0	$358	$43

IFS acts as the transfer agent for High Income Fund and S-T Gov Fund at a monthly variable fee equal to 0.12% on the first $0 to $200 million and at a lower rate in excess of $200 million of the Funds’ average daily net assets on an annual basis and an additional fee of $500 per month for each additional share class plus reimbursement of out-of-pocket expenses and sub-transfer agent out-of-pocket expenses. IFS acts as the transfer agent for Dividend Harvest Fund, Dividend Summit Fund, Growth & Income Fund, and MNA Resources Fund at a monthly variable fee equal to 0.18% on the first $0 to $200 million, 0.15% on the next $200 to $700 million and at a lower rate in excess of $700 million of the Funds’ average daily net assets on an annual basis and an additional fee of $500 per month for each additional share class plus reimbursement of out-of-pocket expenses and sub-transfer agent out-of-pocket expenses. Sub-transfer agent out-of-pocket expenses are included in the transfer agent fees below and in the transfer agent out-of-pocket balance on the Statements of Operations.

IFS also acts as the Funds’ administrative services agent for a monthly fee equal to the sum of a fixed fee of $2,000 and a variable fee equal to 0.14% on the first $0 to $200 million, 0.13% on the next $200 to $700 million and at a lower rate in excess of $700 million of the Funds’ average daily net assets on an annual basis and an additional fee of $1,000 per month for each additional share class plus reimbursement of out-of-pocket expenses. Certain Officers of the Funds are also Officers and Governors of IFS.

	Six Months Ended 1/31/2024		Payable 1/31/2024
	Transfer	Admin.	Transfer	Admin.
	Agency Fees	Service Fees	Agency Fees	Service Fees
Dividend Harvest Fund	$290,706	$238,569	$14,652	$41,259
Dividend Summit Fund	$7,017	$24,737	$1,519	$4,181
Growth & Income Fund	$87,831	$83,258	$13,073	$14,705
High Income Fund	$35,511	$58,542	$7,320	$9,682
MNA Resources Fund	$178,739	$114,045	$57,585	$17,946
S-T Gov Fund	$11,693	$28,222	$6,564	$5,014

NOTE 8: Principal Risks

The High Income Fund may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes or adverse developments specific to the issuer.

The MNA Resources Fund invests significantly in relatively few sectors, primarily the energy sector, and has more exposure to the price movement of this sector than funds that diversify their investments among many sectors.

NOTE 9: Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. At January 31, 2024, the following shareholders held over 25% of S-T Gov Class I’s shares outstanding:

Marc Brownstein	32.69%
Northern California Bakery Drivers Fund	30.80%

NOTE 10: Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated the impact of all subsequent events on the Funds through the issuance date of these financial statements and has noted no such events requiring disclosure.

INTEGRITY DIVIDEND HARVEST FUND - CLASS A

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/24+	7/31/23	7/31/22	7/31/21	7/31/20	7/31/19
NET ASSET VALUE, BEGINNING OF PERIOD	$16.44	$16.33	$15.12	$12.71	$14.06	$14.24

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.26	$0.52	$0.50	$0.47	$0.48	$0.44
Net realized and unrealized gain (loss) on investments(2)	0.12	0.31	1.21	2.41	(0.74)	0.66
Total from investment operations	$0.38	$0.83	$1.71	$2.88	$(0.26)	$1.10

Less Distributions:
Dividends from net investment income	$(0.26)	$(0.51)	$(0.50)	$(0.47)	$(0.49)	$(0.43)
Distributions from return of capital	0.00	0.00	0.00	0.00	(0.01)	0.00
Distributions from net realized gains	0.00	(0.21)	0.00	0.00	(0.59)	(0.85)
Total distributions	$(0.26)	$(0.72)	$(0.50)	$(0.47)	$(1.09)	$(1.28)

NET ASSET VALUE, END OF PERIOD	$16.56	$16.44	$16.33	$15.12	$12.71	$14.06

Total Return (excludes any applicable sales charge)#	2.39%	5.31%	11.41%	23.09%	(2.39%)	8.75%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$109,967	$111,909	$105,799	$88,405	$80,762	$91,602
Ratio of expenses to average net assets after waivers^(3)	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of expenses to average net assets before waivers ^	1.47%	1.43%	1.44%	1.48%	1.50%	1.51%
Ratio of net investment income to average net assets ^ (3)	3.22%	3.23%	3.13%	3.39%	3.58%	3.17%
Portfolio turnover rate #	20.41%	22.79%	14.84%	42.14%	51.62%	47.71%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.
(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
+	Unaudited.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

INTEGRITY DIVIDEND HARVEST FUND - CLASS C

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/24+	7/31/23	7/31/22	7/31/21	7/31/20	7/31/19
NET ASSET VALUE, BEGINNING OF PERIOD	$16.29	$16.19	$15.00	$12.61	$13.96	$14.15

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.20	$0.39	$0.38	$0.37	$0.38	$0.34
Net realized and unrealized gain (loss) on investments(2)	0.13	0.31	1.19	2.39	(0.74)	0.65
Total from investment operations	$0.33	$0.70	$1.57	$2.76	$(0.36)	$0.99

Less Distributions:
Dividends from net investment income	$(0.20)	$(0.39)	$(0.38)	$(0.37)	$(0.39)	$(0.33)
Distributions from return of capital	0.00	0.00	0.00	0.00	(0.01)	0.00
Distributions from net realized gains	0.00	(0.21)	0.00	0.00	(0.59)	(0.85)
Total distributions	$(0.20)	$(0.60)	$(0.38)	$(0.37)	$(0.99)	$(1.18)

NET ASSET VALUE, END OF PERIOD	$16.42	$16.29	$16.19	$15.00	$12.61	$13.96

Total Return (excludes any applicable sales charge)#	2.09%	4.50%	10.54%	22.19%	(3.13%)	7.92%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$27,255	$27,906	$22,463	$15,762	$14,194	$13,637
Ratio of expenses to average net assets after waivers^(3)	1.70%	1.70%	1.70%	1.70%	1.70%	1.70%
Ratio of expenses to average net assets before waivers ^	2.22%	2.18%	2.19%	2.23%	2.25%	2.26%
Ratio of net investment income to average net assets ^ (3)	2.46%	2.48%	2.38%	2.64%	2.83%	2.42%
Portfolio turnover rate #	20.41%	22.79%	14.84%	42.14%	51.62%	47.71%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.
(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
+	Unaudited.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

INTEGRITY DIVIDEND HARVEST FUND - CLASS I

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/24+	7/31/23	7/31/22	7/31/21	7/31/20	7/31/19
NET ASSET VALUE, BEGINNING OF PERIOD	$16.45	$16.34	$15.13	$12.72	$14.07	$14.25

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.28	$0.56	$0.55	$0.51	$0.51	$0.48
Net realized and unrealized gain (loss) on investments(2)	0.13	0.31	1.20	2.41	(0.74)	0.66
Total from investment operations	$0.41	$0.87	$1.75	$2.92	$(0.23)	$1.14

Less Distributions:
Dividends from net investment income	$(0.28)	$(0.55)	$(0.54)	$(0.51)	$(0.52)	$(0.47)
Distributions from return of capital	0.00	0.00	0.00	0.00	(0.01)	0.00
Distributions from net realized gains	0.00	(0.21)	0.00	0.00	(0.59)	(0.85)
Total distributions	$(0.28)	$(0.76)	$(0.54)	$(0.51)	$(1.12)	$(1.32)

NET ASSET VALUE, END OF PERIOD	$16.58	$16.45	$16.34	$15.13	$12.72	$14.07

Total Return (excludes any applicable sales charge)#	2.58%	5.58%	11.68%	23.38%	(2.14%)	9.01%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$180,453	$198,461	$123,271	$64,062	$52,298	$30,794
Ratio of expenses to average net assets after waivers^(3)	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of expenses to average net assets before waivers ^	1.22%	1.18%	1.19%	1.23%	1.25%	1.26%
Ratio of net investment income to average net assets ^ (3)	3.47%	3.48%	3.38%	3.64%	3.83%	3.42%
Portfolio turnover rate #	20.41%	22.79%	14.84%	42.14%	51.62%	47.71%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.
(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
+	Unaudited.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

INTEGRITY DIVIDEND SUMMIT FUND - CLASS A

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six Months	Period from
	Ended	5/1/23* to
	1/31/24+	7/31/23
NET ASSET VALUE, BEGINNING OF PERIOD	$10.17	$10.00

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.29	$0.15
Net realized and unrealized gain (loss) on investments(2)	(0.14)	0.17
Total from investment operations	$0.15	$0.32

Dividends from net investment income	$(0.29)	$(0.15)

NET ASSET VALUE, END OF PERIOD	$10.03	$10.17

Total Return (excludes any applicable sales charge)#	1.54%	3.25%
RATIOS/SUPPLEMENTAL DATA Net assets, end of period (in thousands)	$90	$51
Ratio of expenses to average net assets after waivers^(3)(4)	0.00%	0.00%
Ratio of expenses to average net assets before waivers ^	10.17%	12.71%
Ratio of net investment income to average net assets ^ (3)(4)	5.79%	5.95%
Portfolio turnover rate #	29.98%	11.50%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.
(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
(4)	The voluntary waiver, based on average net assets, amounted to 0.99% for the six months ended January 31, 2024 and for the period May 1, 2023 (commencement of operations) through July 31, 2023.
+	Unaudited.
*	Commencement of operations.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

INTEGRITY DIVIDEND SUMMIT FUND - CLASS C

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six Months	Period from
	Ended	5/1/23* to
	1/31/24+	7/31/23
NET ASSET VALUE, BEGINNING OF PERIOD	$10.19	$10.00

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.25	$0.13
Net realized and unrealized gain (loss) on investments(2)	(0.10)	0.19
Total from investment operations	$0.15	$0.32

Dividends from net investment income	$(0.25)	$(0.13)

NET ASSET VALUE, END OF PERIOD	$10.09	$10.19

Total Return (excludes any applicable sales charge)#	1.54%	3.25%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$50	$51
Ratio of expenses to average net assets after waivers^(3)(4)	0.00%	0.00%
Ratio of expenses to average net assets before waivers ^	11.07%	13.45%
Ratio of net investment income to average net assets ^ (3)(4)	5.04%	5.21%
Portfolio turnover rate #	29.98%	11.50%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.
(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
(4)	The voluntary waiver, based on average net assets, amounted to 1.74% for the six months ended January 31, 2024 and for the period May 1, 2023 (commencement of operations) through July 31, 2023.
+	Unaudited.
*	Commencement of operations.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

INTEGRITY DIVIDEND SUMMIT FUND - CLASS I

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six Months	Period from
	Ended	5/1/23* to
	1/31/24+	7/31/23
NET ASSET VALUE, BEGINNING OF PERIOD	$10.17	$10.00

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.30	$0.15
Net realized and unrealized gain (loss) on investments(2)	(0.16)	0.17
Total from investment operations	$0.14	$0.32

Dividends from net investment income	$(0.30)	$(0.15)

NET ASSET VALUE, END OF PERIOD	$10.01	$10.17

Total Return (excludes any applicable sales charge)#	1.46%	3.31%

RATIOS/SUPPLEMENTAL DATA Net assets, end of period (in thousands)	$720	$549
Ratio of expenses to average net assets after waivers^(3)(4)	0.00%	0.00%
Ratio of expenses to average net assets before waivers ^	10.04%	12.42%
Ratio of net investment income to average net assets ^(3)(4)	6.04%	6.20%
Portfolio turnover rate #	29.98%	11.50%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.
(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
(4)	The voluntary waiver, based on average net assets, amounted to 0.74% for the six months ended January 31, 2024 and for the period May 1, 2023 (commencement of operations) through July 31, 2023.
+	Unaudited.
*	Commencement of operations.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

INTEGRITY GROWTH & INCOME FUND - CLASS A

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/24+	7/31/23	7/31/22	7/31/21	7/31/20	7/31/19
NET ASSET VALUE, BEGINNING OF PERIOD	$82.11	$73.72	$80.95	$60.74	$59.55	$56.62

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.37	$0.44	$0.16	$0.29	$0.57	$0.62
Net realized and unrealized gain (loss) on investments(2)	5.10	8.92	(6.83)	20.35	6.17	5.57
Total from investment operations	$5.47	$9.36	$(6.67)	$20.64	$6.74	$6.19

Less Distributions:
Dividends from net investment income	$(0.57)	$(0.38)	$(0.08)	$(0.41)	$(0.83)	$(0.32)
Distributions from net realized gains	(1.31)	(0.59)	(0.48)	(0.02)	(4.72)	(2.94)
Total distributions	$(1.88)	$(0.97)	$(0.56)	$(0.43)	$(5.55)	$(3.26)

NET ASSET VALUE, END OF PERIOD	$85.70	$82.11	$73.72	$80.95	$60.74	$59.55

Total Return (excludes any applicable sales charge)#	6.71%	12.98%	(8.37%)	34.11%	11.42%	12.21%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$55,101	$52,272	$49,909	$52,676	$39,422	$37,464
Ratio of expenses to average net assets after waivers^(3)	1.24%	1.24%	1.24%	1.24%	1.24%	1.25%
Ratio of expenses to average net assets before waivers ^	1.72%	1.83%	1.80%	1.80%	1.87%	1.93%
Ratio of net investment income to average net assets ^ (3)	0.90%	0.60%	0.20%	0.41%	0.98%	1.11%
Portfolio turnover rate #	2.74%	4.29%	3.78%	11.22%	11.44%	14.11%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.
(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
+	Unaudited.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

INTEGRITY GROWTH & INCOME FUND - CLASS C

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/24+	7/31/23	7/31/22	7/31/21	7/31/20	7/31/19
NET ASSET VALUE, BEGINNING OF PERIOD	$79.36	$71.41	$78.94	$59.67	$58.95	$56.45

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.06	$(0.11)	$(0.42)	$0.00	$0.70	$0.75
Net realized and unrealized gain (loss) on investments(2)	4.91	8.65	(6.63)	19.86	5.73	5.14
Total from investment operations	$4.97	$8.54	$(7.05)	$19.86	$6.43	$5.89

Less Distributions:
Dividends from net investment income	$(0.01)	$0.00	$0.00	$(0.57)	$(0.99)	$(0.45)
Distributions from net realized gains	(1.31)	(0.59)	(0.48)	(0.02)	(4.72)	(2.94)
Total distributions	$(1.32)	$(0.59)	$(0.48)	$(0.59)	$(5.71)	$(3.39)

NET ASSET VALUE, END OF PERIOD	$83.01	$79.36	$71.41	$78.94	$59.67	$58.95

Total Return (excludes any applicable sales charge)#	6.30%	12.14%	(9.05%)	33.44%	10.97%	11.74%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$6,923	$6,304	$5,655	$5,041	$1,092	$248
Ratio of expenses to average net assets after waivers^(3)	1.99%	1.99%	1.99%	1.85%	1.62%	1.68%
Ratio of expenses to average net assets before waivers ^	2.47%	2.58%	2.55%	2.20%	1.62%	1.68%
Ratio of net investment income to average net assets ^ (3)	0.15%	(0.15%)	(0.55%)	0.00%	1.23%	1.36%
Portfolio turnover rate #	2.74%	4.29%	3.78%	11.22%	11.44%	14.11%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.
(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
+	Unaudited.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

INTEGRITY GROWTH & INCOME FUND - CLASS I

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/24+	7/31/23	7/31/22	7/31/21	7/31/20	7/31/19
NET ASSET VALUE, BEGINNING OF PERIOD	$82.34	$73.85	$81.06	$60.80	$59.61	$56.68

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.47	$0.62	$0.35	$0.48	$0.71	$0.76
Net realized and unrealized gain (loss) on investments(2)	5.11	8.94	(6.81)	20.37	6.19	5.58
Total from investment operations	$5.58	$9.56	$(6.46)	$20.85	$6.90	$6.34

Less Distributions:
Dividends from net investment income	$(0.76)	$(0.48)	$(0.27)	$(0.57)	$(0.99)	$(0.47)
Distributions from net realized gains	(1.31)	(0.59)	(0.48)	(0.02)	(4.72)	(2.94)
Total distributions	$(2.07)	$(1.07)	$(0.75)	$(0.59)	$(5.71)	$(3.41)

NET ASSET VALUE, END OF PERIOD	$85.85	$82.34	$73.85	$81.06	$60.80	$59.61

Total Return (excludes any applicable sales charge)#	6.82%	13.25%	(8.12%)	34.45%	11.68%	12.51%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$28,762	$25,634	$22,735	$24,784	$9,367	$1,544
Ratio of expenses to average net assets after waivers^(3)	0.99%	0.99%	0.99%	0.99%	0.99%	1.00%
Ratio of expenses to average net assets before waivers ^	1.47%	1.58%	1.54%	1.55%	1.62%	1.68%
Ratio of net investment income to average net assets ^ (3)	1.15%	0.85%	0.45%	0.66%	1.23%	1.36%
Portfolio turnover rate #	2.74%	4.29%	3.78%	11.22%	11.44%	14.11%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.
(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
+	Unaudited.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

INTEGRITY HIGH INCOME FUND - CLASS A

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/24+	7/31/23	7/31/22	7/31/21	7/31/20	7/31/19
NET ASSET VALUE, BEGINNING OF PERIOD	$7.13	$7.33	$8.13	$7.65	$7.77	$7.66

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.20	$0.36	$0.31	$0.32	$0.37	$0.39
Net realized and unrealized gain (loss) on investments(2)	0.17	(0.20)	(0.80)	0.48	(0.12)	0.11
Total from investment operations	$0.37	$0.16	$(0.49)	$0.80	$0.25	$0.50

Dividends from net investment income	$(0.20)	$(0.36)	$(0.31)	$(0.32)	$(0.37)	$(0.39)

NET ASSET VALUE, END OF PERIOD	$7.30	$7.13	$7.33	$8.13	$7.65	$7.77

Total Return (excludes any applicable sales charge)#	5.26%	2.41%	(6.14%)	10.62%	3.37%	6.74%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$23,871	$22,891	$25,736	$26,725	$25,309	$24,704
Ratio of expenses to average net assets after waivers^(3)	0.99%	0.99%	0.99%	0.99%	0.95%	0.89%
Ratio of expenses to average net assets before waivers ^	1.64%	1.68%	1.63%	1.63%	1.69%	1.74%
Ratio of net investment income to average net assets ^ (3)	5.54%	5.14%	3.99%	3.99%	4.86%	5.10%
Portfolio turnover rate #	10.05%	15.41%	21.04%	35.74%	35.02%	28.24%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.
(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
+	Unaudited.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

INTEGRITY HIGH INCOME FUND - CLASS C

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/24+	7/31/23	7/31/22	7/31/21	7/31/20	7/31/19
NET ASSET VALUE, BEGINNING OF PERIOD	$7.15	$7.35	$8.15	$7.67	$7.78	$7.68

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.17	$0.31	$0.25	$0.26	$0.31	$0.33
Net realized and unrealized gain (loss) on investments(2)	0.17	(0.20)	(0.80)	0.48	(0.11)	0.10
Total from investment operations	$0.34	$0.11	$(0.55)	$0.74	$0.20	$0.43

Dividends from net investment income	$(0.17)	$(0.31)	$(0.25)	$(0.26)	$(0.31)	$(0.33)

NET ASSET VALUE, END OF PERIOD	$7.32	$7.15	$7.35	$8.15	$7.67	$7.78

Total Return (excludes any applicable sales charge)#	4.86%	1.65%	(6.82%)	9.78%	2.74%	5.81%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$3,372	$3,364	$3,364	$3,776	$2,753	$4,329
Ratio of expenses to average net assets after waivers^(3)	1.74%	1.74%	1.74%	1.74%	1.70%	1.64%
Ratio of expenses to average net assets before waivers ^	2.39%	2.43%	2.38%	2.38%	2.44%	2.49%
Ratio of net investment income to average net assets ^ (3)	4.78%	4.39%	3.24%	3.24%	4.11%	4.35%
Portfolio turnover rate #	10.05%	15.41%	21.04%	35.74%	35.02%	28.24%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.
(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
+	Unaudited.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

INTEGRITY HIGH INCOME FUND - CLASS I

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/24+	7/31/23	7/31/22	7/31/21	7/31/20	7/31/19
NET ASSET VALUE, BEGINNING OF PERIOD	$7.12	$7.32	$8.13	$7.64	$7.76	$7.66

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.21	$0.38	$0.33	$0.34	$0.39	$0.41
Net realized and unrealized gain (loss) on investments(2)	0.17	(0.20)	(0.81)	0.49	(0.12)	0.10
Total from investment operations	$0.38	$0.18	$(0.48)	$0.83	$0.27	$0.51

Dividends from net investment income	$(0.21)	$(0.38)	$(0.33)	$(0.34)	$(0.39)	$(0.41)

NET ASSET VALUE, END OF PERIOD	$7.29	$7.12	$7.32	$8.13	$7.64	$7.76

Total Return (excludes any applicable sales charge)#	5.39%	2.66%	(6.04%)	11.04%	3.63%	6.87%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$20,280	$22,577	$24,286	$26,652	$9,163	$9,023
Ratio of expenses to average net assets after waivers^(3)	0.74%	0.74%	0.74%	0.74%	0.70%	0.64%
Ratio of expenses to average net assets before waivers ^	1.39%	1.43%	1.38%	1.37%	1.44%	1.49%
Ratio of net investment income to average net assets ^ (3)	5.79%	5.39%	4.24%	4.24%	5.11%	5.35%
Portfolio turnover rate #	10.05%	15.41%	21.04%	35.74%	35.02%	28.24%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.
(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
+	Unaudited.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

INTEGRITY MID-NORTH AMERICAN RESOURCES FUND - CLASS A

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six Months	Year	Year	Year		Year	Year
	Ended	Ended	Ended	Ended		Ended	Ended
	1/31/24+	7/31/23	7/31/22	7/31/21		7/31/20	7/31/19
NET ASSET VALUE, BEGINNING OF PERIOD	$5.30	$5.07	$3.74	$2.59		$4.28	$5.60

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.03	$0.08	$0.06	$0.04		$0.07	$0.04
Net realized and unrealized gain (loss) on investments(2)	(0.44)	0.23	1.33	1.15		(1.66)	(1.34)
Total from investment operations	$(0.41)	$0.31	$1.39	$1.19		$(1.59)	$(1.30)

Less Distributions:
Dividends from net investment income	$(0.03)	$(0.08)	$(0.06)	$(0.04)		$(0.10)	$(0.02)
Distributions from return of capital	0.00	0.00	0.00	0.00	**	0.00	0.00
Total distributions	$(0.03)	$(0.08)	$(0.06)	$(0.04)		$(0.10)	$(0.02)

NET ASSET VALUE, END OF PERIOD	$4.86	$5.30	$5.07	$3.74		$2.59	$4.28

Total Return (excludes any applicable sales charge)#	(7.65%)	6.23%	37.38%	46.40%		(37.47%)	(23.11%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$72,710	$87,706	$95,211	$80,091		$69,684	$158,438
Ratio of expenses to average net assets after waivers^(3)	1.50%	1.50%	1.50%	1.50%		1.50%	1.50%
Ratio of expenses to average net assets before waivers ^	1.63%	1.56%	1.50%	1.60%		1.59%	1.53%
Ratio of net investment income to average net assets ^ (3)	1.29%	1.57%	1.36%	1.18%		2.09%	0.79%
Portfolio turnover rate #	26.85%	41.75%	51.12%	71.19%		79.67%	70.73%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.
(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
+	Unaudited.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.
**	Amount is less than $0.005.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

INTEGRITY MID-NORTH AMERICAN RESOURCES FUND - CLASS C

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six Months	Year	Year	Year		Year	Year
	Ended	Ended	Ended	Ended		Ended	Ended
	1/31/24+	7/31/23	7/31/22	7/31/21		7/31/20	7/31/19
NET ASSET VALUE, BEGINNING OF PERIOD	$5.26	$5.04	$3.71	$2.57		$4.23	$5.53

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.02	$0.05	$0.04	$0.02		$0.05	$0.01
Net realized and unrealized gain (loss) on investments(2)	(0.43)	0.22	1.32	1.14		(1.64)	(1.31)
Total from investment operations	$(0.41)	$0.27	$1.36	$1.16		$(1.59)	$(1.30)

Less Distributions:
Dividends from net investment income	$(0.02)	$(0.05)	$(0.03)	$(0.02)		$(0.07)	$0.00
Distributions from return of capital	0.00	0.00	0.00	0.00	**	0.00	0.00
Total distributions	$(0.02)	$(0.05)	$(0.03)	$(0.02)		$(0.07)	$0.00

NET ASSET VALUE, END OF PERIOD	$4.83	$5.26	$5.04	$3.71		$2.57	$4.23

Total Return (excludes any applicable sales charge)#	(7.76%)	5.50%	36.90%	45.65%		(37.78%)	(23.51%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$4,926	$6,571	$8,893	$9,451		$9,730	$17,463
Ratio of expenses to average net assets after waivers^(3)	2.00%	2.00%	2.00%	2.00%		2.00%	2.00%
Ratio of expenses to average net assets before waivers ^	2.13%	2.06%	2.00%	2.10%		2.09%	2.03%
Ratio of net investment income to average net assets ^ (3)	0.78%	1.07%	0.85%	0.68%		1.58%	0.29%
Portfolio turnover rate #	26.85%	41.75%	51.12%	71.19%		79.67%	70.73%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.
(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
+	Unaudited.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.
**	Amount is less than $0.005.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

INTEGRITY MID-NORTH AMERICAN RESOURCES FUND - CLASS I

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six Months	Year	Year	Year		Year	Year
	Ended	Ended	Ended	Ended		Ended	Ended
	1/31/24+	7/31/23	7/31/22	7/31/21		7/31/20	7/31/19
NET ASSET VALUE, BEGINNING OF PERIOD	$5.25	$5.03	$3.71	$2.57		$4.26	$5.60

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.05	$0.10	$0.08	$0.06		$0.09	$0.06
Net realized and unrealized gain (loss) on investments(2)	(0.43)	0.22	1.32	1.14		(1.64)	(1.35)
Total from investment operations	$(0.38)	$0.32	$1.40	$1.20		$(1.55)	$(1.29)

Less Distributions:
Dividends from net investment income	$(0.05)	$(0.10)	$(0.08)	$(0.06)		$(0.14)	$(0.05)
Distributions from return of capital	0.00	0.00	0.00	0.00	**	0.00	0.00
Total distributions	$(0.05)	$(0.10)	$(0.08)	$(0.06)		$(0.14)	$(0.05)

NET ASSET VALUE, END OF PERIOD	$4.82	$5.25	$5.03	$3.71		$2.57	$4.26

Total Return (excludes any applicable sales charge)#	(7.30%)	6.65%	38.17%	47.12%		(37.04%)	(22.84%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$37,031	$44,404	$42,940	$19,839		$9,069	$20,898
Ratio of expenses to average net assets after waivers^(3)	1.00%	1.00%	1.00%	1.00%		1.00%	1.00%
Ratio of expenses to average net assets before waivers ^	1.13%	1.06%	1.00%	1.08%		1.09%	1.03%
Ratio of net investment income to average net assets ^ (3)	1.79%	2.07%	1.86%	1.68%		2.59%	1.29%
Portfolio turnover rate #	26.85%	41.75%	51.12%	71.19%		79.67%	70.73%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.
(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
+	Unaudited.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.
**	Amount is less than $0.005.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

INTEGRITY SHORT TERM GOVERNMENT FUND - CLASS A

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six Months	Year		Year	Year	Two Months	Period From 1/21/20* to
	Ended	Ended		Ended	Ended	Ended
	1/31/24+	7/31/23		7/31/22	7/31/21	7/31/20	5/31/20
NET ASSET VALUE, BEGINNING OF PERIOD	$8.23	$8.43		$8.98	$9.22	$9.21	$9.26

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.14	$0.00	**	$0.07	$0.19	$0.02	$0.09
Net realized and unrealized gain (loss) on investments(2)	0.11	(0.18)		(0.47)	(0.14)	0.02	0.02
Total from investment operations	$0.25	$(0.18)		$(0.40)	$0.05	$0.04	$0.11

Dividends from net investment income	$(0.15)	$(0.02)		$(0.15)	$(0.29)	$(0.03)	$(0.16)

NET ASSET VALUE, END OF PERIOD	$8.33	$8.23		$8.43	$8.98	$9.22	$9.21

Total Return (excludes any applicable sales charge)#	3.03%	(2.08%)		(4.51%)	0.50%	0.41%	1.22%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$213	$308		$703	$724	$15	$15
Ratio of expenses to average net assets after waivers^(3)	0.80%	0.80%		0.80%	0.80%	0.80%	0.80%
Ratio of expenses to average net assets before waivers ^	1.13%	1.33%		1.18%	1.17%	1.33%	1.28%
Ratio of net investment income to average net assets ^ (3)	3.48%	(0.10%)		0.84%	2.14%	1.53%	2.68%
Portfolio turnover rate #	118.39%	60.63%		51.52%	140.79%	16.03%	65.85%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.
(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
+	Unaudited.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.
*	Commencement of operations.
**	Amount is less than ($0.005).

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

INTEGRITY SHORT TERM GOVERNMENT FUND - CLASS I

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six Months	Year	Year	Year	Two Months	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/24+	7/31/23	7/31/22	7/31/21	7/31/20	5/31/20	5/31/19
NET ASSET VALUE, BEGINNING OF PERIOD	$8.24	$8.44	$8.98	$9.22	$9.21	$9.30	$9.36

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.15	$0.01	$0.09	$0.22	$0.03	$0.36	$0.29
Net realized and unrealized gain (loss) on investments(2)	0.11	(0.18)	(0.46)	(0.15)	0.01	(0.05)	(0.05)
Total from investment operations	$0.26	$(0.17)	$(0.37)	$0.07	$0.04	$0.31	$0.24

Dividends from net investment income	$(0.16)	$(0.03)	$(0.17)	$(0.31)	$(0.03)	$(0.40)	$(0.30)

NET ASSET VALUE, END OF PERIOD	$8.34	$8.24	$8.44	$8.98	$9.22	$9.21	$9.30

Total Return (excludes any applicable sales charge)#	3.17%	(1.97%)	(4.18%)	0.75%	0.46%	3.25%	2.66%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$16,417	$14,704	$19,609	$31,576	$34,741	$21,038	$17,418
Ratio of expenses to average net assets after waivers^(3)	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of expenses to average net assets before waivers ^	0.88%	1.08%	0.93%	0.93%	1.08%	1.21%	1.24%
Ratio of net investment income to average net assets ^ (3)	3.73%	0.15%	1.09%	2.38%	1.78%	3.88%	3.11%
Portfolio turnover rate #	118.39%	60.63%	51.52%	140.79%	16.03%	65.85%	15.24%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.
(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
+	Unaudited.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

EXPENSE EXAMPLE (unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Funds expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the one-half year period shown below and held for the entire one-half year period.

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an account value of $8,600 divided by $1,000 equals 8.6), then multiply the result by the number in the appropriate column for your share class in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning	Ending	Expenses
		Account	Account	Paid	Annualized
		Value	Value	During	Expense
		7/31/23	1/31/24	Period*	Ratio
Integrity Dividend Harvest Fund	Actual - Class A	$1,000.00	$1,023.90	$4.83	0.95%
	Actual - Class C	$1,000.00	$1,020.90	$8.64	1.70%
	Actual - Class I	$1,000.00	$1,025.80	$3.56	0.70%
	Hypothetical - Class A	$1,000.00	$1,020.36	$4.82	0.95%
	Hypothetical - Class C	$1,000.00	$1,016.59	$8.62	1.70%
	Hypothetical - Class I	$1,000.00	$1,021.62	$3.56	0.70%
Integrity Dividend Summit Fund	Actual - Class A	$1,000.00	$1,032.50	$7.56	0.99%
	Actual - Class C	$1,000.00	$1,032.50	$13.29	1.74%
	Actual - Class I	$1,000.00	$1,033.10	$5.65	0.74%
	Hypothetical - Class A	$1,000.00	$1,030.13	$7.55	0.99%
	Hypothetical - Class C	$1,000.00	$1,024.49	$13.23	1.74%
	Hypothetical - Class I	$1,000.00	$1,032.01	$5.65	0.74%
Integrity Growth & Income Fund	Actual - Class A	$1,000.00	$1,067.10	$6.44	1.24%
	Actual - Class C	$1,000.00	$1,063.00	$8.14	1.57%
	Actual - Class I	$1,000.00	$1,068.20	$5.15	0.99%
	Hypothetical - Class A	$1,000.00	$1,018.90	$6.29	1.24%
	Hypothetical - Class C	$1,000.00	$1,017.24	$7.96	1.57%
	Hypothetical - Class I	$1,000.00	$1,020.16	$5.03	0.99%
Integrity High Income Fund	Actual - Class A	$1,000.00	$1,052.60	$5.11	0.99%
	Actual - Class C	$1,000.00	$1,048.60	$8.96	1.74%
	Actual - Class I	$1,000.00	$1,053.90	$3.82	0.74%
	Hypothetical - Class A	$1,000.00	$1,020.16	$5.03	0.99%
	Hypothetical - Class C	$1,000.00	$1,016.39	$8.82	1.74%
	Hypothetical - Class I	$1,000.00	$1,021.42	$3.76	0.74%
Integrity Mid-North American Resources Fund	Actual - Class A	$1,000.00	$923.50	$7.25	1.50%
	Actual - Class C	$1,000.00	$922.40	$9.66	2.00%
	Actual - Class I	$1,000.00	$927.00	$4.84	1.00%
	Hypothetical - Class A	$1,000.00	$1,017.60	$7.61	1.50%
	Hypothetical - Class C	$1,000.00	$1,015.08	$10.13	2.00%
	Hypothetical - Class I	$1,000.00	$1,020.11	$5.08	1.00%
Integrity Short Term Government Fund	Actual - Class A	$1,000.00	$1,030.30	$4.08	0.80%
	Actual - Class I	$1,000.00	$1,031.70	$2.81	0.55%
	Hypothetical - Class A	$1,000.00	$1,021.11	$4.06	0.80%
	Hypothetical - Class I	$1,000.00	$1,022.37	$2.80	0.55%

*Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied 184 days in the one-half year period, and divided by 366 days in the fiscal year (to reflect the one-half year period).

LIQUIDITY RISK MANAGEMENT PROGRAM (unaudited)

The Integrity Viking Funds have adopted and implemented a written liquidity risk management program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration each Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short- and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources. The Viking Funds’ Board of Trustees approved the appointment of the Funds’ investment adviser, Viking Fund Management Inc. (“Viking”), as the administrator of the LRMP.

Viking manages liquidity risks associated with the Funds’ investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of each Fund’s investment strategy, and by classifying every Fund investment as either highly liquid, moderately liquid, less liquid or illiquid on at least a monthly basis.

At a meeting held on April 28, 2023, Viking provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. The report from Viking concluded that the Funds did not experience any significant liquidity challenges during the covered period, and the Funds’ LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Viking to oversee and manage liquidity risk and ensure the Funds are able to meet redemption requests without significant dilution to the remaining investors’ interest in the Funds. During the review period, the Funds’ portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments that the Funds reasonably expects to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Funds have not adopted a highly liquid investment minimum. The Funds’ investments were below the limitation on illiquid investments during the review period. Additionally, Viking indicated that no events occurred that would require the filing of Form N-LIQUID and recommended no material changes to the LRMP.

PROXY VOTING OF FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios are available, without charge and upon request, by calling 800-276-1262. A report on Form N-PX of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through the Funds’ website at www.integrityvikingfunds.com. The information is also available from the Electronic Data Gathering Analysis and Retrieval (“EDGAR”) database on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

Within 60 days of the end of their second and fourth fiscal quarters, the Funds provide a complete schedule of portfolio holdings in their semi-annual and annual reports on the Form N-CSR(s). These reports are filed electronically with the SEC and are delivered to the shareholders of the Funds. The Funds also file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Forms N-PORT(s) and N-CSR(s) are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-PORT(s) and N-CSR(s) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090. You may also access this information from the Funds’ website at www.integrityvikingfunds.com.

SHAREHOLDER INQUIRIES AND MAILINGS

Direct inquiries regarding the Funds to: Integrity Funds Distributor, LLC PO Box 500 Minot, ND 58702 Phone: 800-276-1262	Direct inquiries regarding account information to: Integrity Fund Services, LLC PO Box 759 Minot, ND 58702 Phone: 800-601-5593

To reduce their expenses, the Funds may mail only one copy of their prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive additional copies of these documents, please call Integrity Funds Distributor at 800-276-1262 or contact your financial institution. Integrity Funds Distributor will begin sending you individual copies 30 days after receiving your request.

Integrity Viking Funds are sold by prospectus only. An investor should consider the investment objectives, risks, and charges and expenses of the investment company carefully before investing. The prospectus contains this and other information about the investment company. You may obtain a prospectus at no cost from your financial adviser or at www.integrityvikingfunds.com. Please read the prospectus carefully before investing.

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENT (unaudited)

At a meeting held on November 3, 2023, the Board of Trustees (the “Board” or the “Trustees”) of the Integrity Funds (the “Trust”), including a majority of the trustees who are not parties to such investment advisory or sub-advisory agreement or “interested persons” of any such party (the “Independent Trustees”), unanimously determined to renew the Investment Advisory Agreement (the “Advisory Agreement”), between the Trust, on behalf of its series (each, a “Fund,” and together, the “Funds”), and Viking Fund Management, LLC (“Viking” or the “Adviser”) and the Investment Sub-Advisory Agreements (the “Sub-Advisory Agreements”), between the Adviser and J.P. Morgan Investment Management Inc. (“JPMIM”) with respect to Integrity High Income Fund, and the Sub-Advisory Agreement between the Adviser and M.D. Sass Investors Services, Inc. (“M.D. Sass”) with respect to Integrity Short Term Government Fund (JPMIM and M.D. Sass, each a “Sub-Adviser”). The Board considered information received and discussions held at the November 3, 2023 Board meeting and, with respect to the Independent Trustees, discussions held at the October 16, 2023 meeting of the Governance Committee.

In determining whether it was appropriate to renew the Advisory Agreement and the Sub-Advisory Agreements with respect to Integrity High Income Fund and Integrity Short Term Government Fund, the Trustees requested and reviewed information provided by the Adviser and the Sub-Advisers of Integrity High Income Fund and Integrity Short Term Government Fund that they believed to be reasonably necessary to reach their conclusion. The Independent Trustees also received advice from their independent counsel on the issues to focus on during contract renewals. In connection with the renewal of the Advisory and Sub-Advisory Agreements for each Fund, the Board reviewed factors set out in judicial decisions and Securities and Exchange Commission disclosure rules relating to the renewal of advisory contracts, which include, but are not limited to, the following:

(a)   the nature, extent and quality of services provided by the Adviser to the Fund;

(b)   the various personnel furnishing such services and their duties and qualifications;

(c)   the Fund’s investment performance as compared to standardized industry performance data;

(d)   the Adviser’s costs and profitability of furnishing the investment management services to the Fund;

(e)   the extent to which the Adviser realizes economies of scale as the Fund grows larger and whether fee levels reflect these economies of scale for the benefit of Fund shareholders;

(f)    an analysis of the rates charged by other investment advisers to similar funds;

(g)   the expense ratios of the Fund as compared to data for comparable funds; and

(h)   information with respect to all benefits to the Adviser associated with its relationship with the Fund, including an analysis of so-called “fallout” benefits or indirect profits to the Adviser from its relationship to the Fund.

In evaluating the Adviser’s services and fees, among other information, the Trustees reviewed information concerning the performance of each Fund, the recent financial statements of the Adviser, and the advisory fees and other Fund expenses compared to advisory fees and expenses paid by other similar funds. In reviewing the Advisory Agreement with the Trust on behalf of the Funds, the Trustees considered, among other things, the advisory fees, the Funds’ past performance, the nature, extent and quality of the services provided, the profitability of the Adviser and its affiliates that provide services to the Funds (costs and profits from furnishing services to each Fund), and the contractual expense limitations agreed to by the Adviser with respect to Fund expenses. The Trustees also received and considered information regarding distribution and marketing efforts on behalf of the Funds over a five-year period, as well as information regarding the Adviser and its affiliates commitment to the growth of the Funds. The Trustees also considered any ancillary benefits to the Adviser and its affiliates for services provided to each Fund. The Trustees did not identify any single factor discussed above as all-important or controlling. The Trustees also considered the Adviser’s commitment to contractually or voluntarily limit Fund expenses, skills and capabilities of the personnel of the Adviser, and the representations from the Adviser that the Funds’ portfolio managers will continue to manage each Fund in substantially the same way as it had been managed.

The following paragraphs summarize the material information and factors considered by the Trustees, including the Independent Trustees, as well as their conclusions relative to such factors in considering the renewal of the Advisory Agreement:

Nature, extent and quality of services. The Board considered that the Adviser currently provides services to 12 funds with investment strategies ranging from non-diversified sector funds to broad-based equity funds to municipal funds. The Board also considered that the Adviser has a strong culture of compliance and provides quality services. The Board noted that the experience and expertise of the Adviser are attributable to the long-term focus on managing investment companies and have the potential to enhance the Funds’ future performance. Based on the information provided, the Board determined that the overall nature, extent and quality of the services provided by the Adviser have historically been, and continue to be, adequate and appropriate.

Investment performance. The Board considered the total return history and category rankings of each Fund, according to Morningstar data, as well as additional information and commentary of the Adviser regarding the reasons for variances between Fund performance and peer performance. The Board determined that the performance of each Fund was satisfactory and that each Fund has sought to meet its investment objective(s) pursuant to its principal investment strategies. In this regard, the Board made the following observations:

As of July 31, 2023, the Morningstar risk rating for: (1) Class A shares of Integrity Growth & Income Fund was above average for the 3-year period and below average for the 5- and 10-year periods; (2) Class A shares of Integrity Mid-North American Resources Fund was below average for the 3-, 5- and 10-year periods; (3) Class A shares of Integrity High Income Fund was average for the 3-, 5- and 10-year periods; (4) Class A shares of Integrity Dividend Harvest Fund was rated as below average for the 3-, 5- and 10-year periods; and (5) Class I shares of Integrity Short Term Government Fund was high for the 3-year period and above average for the 5- and 10-year periods. Integrity Dividend Summit Fund had no rating due to its limited operating history.

As of July 31, 2023, the Morningstar return rating for: (1) Class A shares of Integrity Growth & Income Fund was below average for the 3-, and 10-year periods, and average for the 5-year period; (2) Class A shares of Integrity Mid-North American Resources Fund was low for the 3-year period, below average for the 5-year period, and average for the 10-year period; (3) Class A shares of Integrity High Income Fund was average for the 3-year period, and above average for the 5- and 10-year periods; (4) Class A shares of Integrity Dividend Harvest Fund was below average for the 3- year period, and average for the 5- and 10-year periods; and (5) Class I shares of Integrity Short Term Government Fund was average for the 3- and 10-year periods, and below average for the 5-year period. Integrity Dividend Summit Fund had no rating due to its limited operating history.

As of July 31, 2023, the Fund performance for: (1) Class A shares of Integrity Growth & Income Fund was below its index for the 1-, 3-, 5- and 10-year periods, and, above its category median for the 1- and 5-year periods, and below the median for the 3- and 10-year periods; (2) Class A shares of Integrity Mid-North American Resources Fund was below its index for the 1-, 3-, 5- and 10-year periods, and below its category median for the 1-, 3- and 5-year periods and above the median for the 10-year period; (3) Class A shares of Integrity High Income Fund was below its index for the 1-, 3- 5- and 10-year periods, and below its category median for the 1- and 3-year periods and above its category median for the 5- and 10-year periods; (4) Class A shares of Integrity Dividend Harvest Fund was below its index for the 1-, 3-, 5- and 10-year periods, and below its category median for the 1- and 3-year periods and above its category median for the 5- and 10-year periods; and (5) Class I shares of Integrity Short Term Government Fund was below its index for the 1-, 5- and 10-year periods and above its index for the 3-year period, and below its category median for the 1-, 3-, and 5-year periods, and above its category median for the 10-year period. Integrity Dividend Summit Fund had no performance information for the covered periods due to its limited operating history.

Profitability. In connection with its review of advisory fees, the Board also considered the profitability to the Adviser and its affiliates of their relationship to the Funds. In this regard, the Board received information regarding the financial condition of the Adviser and the distributor for the calendar year ended December 31, 2022 and the six months ended June 30, 2023. The Board also received Fund-by-Fund profitability information, which included fees and expenses of the Adviser as well as the affiliated distributor and transfer agent. Based on the information provided, the Board concluded that the level of profitability under the Advisory Agreement was not unreasonable in light of the services provided and taking into account fees and expenses of affiliated service providers to the Funds.

Economies of scale. The Board considered whether there were economies of scale with respect to management of the Funds and whether the Adviser would benefit from any economies of scale. In this regard, the Board considered information regarding each Fund’s size and noted that the size of the Fund had not reached an asset level at which the Adviser would benefit from economies of scale. The Board also noted that each Fund’s expenses are managed pursuant to a contractual expense limitation. The Board determined that the advisory fees are structured appropriately based on the size of the Funds.

Analysis of the rates charged by other investment advisers to similar funds. The Board considered that a comparison of the advisory fees charged by the Adviser with respect to the Funds to advisory fees charged by other investment advisers to other funds with a similar investment strategy and size, as compiled by the Adviser, reflected that the fees charged by the Adviser are comparable to those charged by other investment advisers to other similar funds.

Expense ratios of the Fund as compared to data for comparable funds. The Board considered that a comparison of the net annual operating expense for Class A and Class I shares of each Fund to other funds with a similar investment strategy and within fund complexes of similar size, as compiled by the Adviser, reflected that (1) the net operating expense ratio of 0.99% for Class A shares, and 0.74% for Class I shares of Integrity High Income Fund is comparable to that of other similar funds; (2) the net operating expense ratio of 1.24% for Class A shares and 0.99% for Class I shares of Integrity Growth & Income Fund is comparable to that of other similar funds; (3) the net operating expense ratio of 0.95% for Class A shares and 0.70% for Class I shares of Integrity Dividend Harvest Fund is comparable to that of other similar funds; (4) the net operating expense ratio of 1.50% for Class A shares and 1.00% for Class I shares of Integrity Mid-North American Resources Fund is comparable to that of other similar funds; and (5) the net operating expense ratio of 0.81% for Class A shares and 0.56% for Class I shares of Integrity Short Term Government Funds is comparable to that of other similar funds. The Board considered information provided by the Adviser regarding the limitations of certain peer group comparisons.

Information with respect to all benefits to the Adviser associated with the Fund, including an analysis of so-called “fallout” benefits or indirect profits to the Adviser from its relationship to the Fund. The Board noted that the Adviser and its affiliates do not realize material direct benefits from their relationship to the Funds except for fees earned for services provided. The Board considered that the Adviser uses an internal model to provide services to the Funds and that the Adviser or its affiliates provide most services to the Funds including distribution and transfer agency services. In addition, the Board considered the Adviser’s soft dollar arrangements with respect to securities trading in the Funds (other than Integrity High Income Fund), noting that the Adviser obtains research, security data, analytics and portfolio screening through such arrangements. With respect to Integrity High Income Fund and Integrity Short Term Government Fund, the Board noted that the Adviser currently engages an unaffiliated Sub-Adviser, and therefore the Adviser will not benefit from the Sub-Advisers’ use of soft dollars, if any. The Board considered the foregoing in reaching its conclusion that the advisory fees are reasonable.

In voting unanimously to renew the Advisory Agreement, the Board did not identify any single factor as being of paramount importance. The Board unanimously determined that, after considering all relevant factors, the renewal of the Advisory Agreement is in the best interests of each of the Funds and that the advisory fees are reasonable considering the nature, extent and quality of services provided by the Adviser.

Sub-Advisory Agreement with JPMIM

In determining whether it was appropriate to renew the Sub-Advisory Agreement between the Adviser and JPMIM with respect to Integrity High Income Fund, the Trustees requested and reviewed information, provided by JPMIM, that they believed to be reasonably necessary to reach their conclusion. The following paragraphs summarize the material information and factors considered by the Trustees, including the Independent Trustees, as well as their conclusions relative to such factors in considering the renewal of the Sub-Advisory Agreement:

Nature, extent and quality of services. In reviewing the Sub-Advisory Agreement, the Board considered the nature, extent and quality of services provided by JPMIM. In this regard, the Board considered that, under the Sub-Advisory Agreement, JPMIM is responsible for investment decision-making, brokerage and execution, risk management and compliance, while the Adviser is responsible for regulatory filings, proxy voting, marketing and distribution, and risk management and compliance oversight. The Board noted the history and investment experience of JPMIM and reviewed the qualifications, background and responsibilities of its portfolio managers and certain other relevant personnel. The Board considered JPMIM’s significant expertise in managing high yield corporate bond portfolios and investment style. The Board also considered the reputation and resources of JPMIM. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of services provided to the Fund by JPMIM are satisfactory.

Analysis of the rates charged by Sub-Adviser to similar funds. The Board considered that a comparison of the sub-advisory fees paid to JPMIM as compared to fees paid by other similar funds and accounts sub-advised by JPMIM reflected that the fees charged by the Sub-Adviser with respect to the Fund are comparable to those charged by the Sub-Adviser to other similar funds and accounts for similar services. Based on the information provided, the Board concluded that the sub-advisory fees are reasonable in light of the nature, extent and quality of services provided by the Sub-Adviser.

Profitability. The Board received and considered financial statements of JPMIM. The Board considered that JPMIM was part of a large global organization and that the revenues from its relationship with the Fund constituted a small portion of its overall revenues. Accordingly, the Board determined that the profitability to JPMIM was not a material factor in its consideration and it evaluated profitability at the overall Fund level.

Economies of scale. The Board considered the extent to which economies of scale would be realized as the Fund grows. The Board considered the current and potential asset size of the Fund and concluded that at this time the potential for economies of scale is limited.

Information with respect to all benefits to the Sub-Adviser associated with the Fund, including an analysis of so-called “fallout” benefits or indirect profits to the Sub-Adviser from its relationship to the Fund. The Board noted that the Sub-Adviser does not realize material direct benefits from its relationship to the Fund except for fees earned for services provided as sub-adviser. The Board also considered that the Sub-Adviser does not participate in soft dollar arrangements from securities trading in the Fund or receive other indirect material benefits from its relationship with the Fund. The Board considered the foregoing in reaching its conclusion that the sub-advisory fees are reasonable.

In voting unanimously to renew the Sub-Advisory Agreement, the Trustees did not identify any single factor as being of paramount importance. The Trustees unanimously determined that, after considering all relevant factors, the renewal of the Sub-Advisory Agreement is in the best interests of the Fund and that the sub-advisory fees are reasonable considering the nature, extent and quality of services provided by the Sub-Adviser.

Sub-Advisory Agreement with M.D. Sass

In determining whether it was appropriate to approve the Sub-Advisory Agreement between the Adviser and M.D. Sass with respect to the Integrity Short Term Government Fund, the Trustees requested and reviewed information, provided by M.D. Sass, that they believed to be reasonably necessary to reach their conclusion. The following paragraphs summarize the material information and factors considered by the Trustees, including the Independent Trustees, as well as their conclusions relative to such factors in considering the approval of the Sub-Advisory Agreement:

Nature, extent and quality of services. In reviewing the Sub-Advisory Agreement, the Board considered the nature, extent and quality of services provided by M.D. Sass. In this regard, the Board considered that, under the Sub-Advisory Agreement, M.D. Sass is responsible for investment decision-making, brokerage and execution, risk management and compliance, while the Adviser is responsible for regulatory filings, proxy voting, marketing and distribution, and risk management and compliance oversight. The Board considered information regarding the history and organizational structure of M.D. Sass, investment experience, qualifications, background and responsibilities of its portfolio managers and certain other relevant personnel, the historical performance of the Integrity Short Term Government Fund’s predecessor fund for which M.D. Sass served as investment adviser, and the investment process of M.D. Sass. The Board considered M.D. Sass’s significant expertise in managing government bond portfolios and its investment style. The Board also considered the reputation and resources of M.D. Sass. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of services provided to the Fund by M.D. Sass are satisfactory.

Analysis of the rates charged by Sub-Adviser to similar funds. The Board considered that a comparison of the sub-advisory fees paid to M.D. Sass as compared to fees paid by other similar funds and accounts sub-advised by M.D. Sass reflected that the fees charged by the Sub-Adviser with respect to the Fund are comparable to those charged by the Sub-Adviser to other similar funds and accounts for similar services. Based on the information provided, the Board concluded that the sub-advisory fees are reasonable in light of the nature, extent and quality of services provided by the Sub-Adviser.

Profitability. The Board considered that the revenues from M.D. Sass’s relationship with the Fund constituted a relatively small portion of its overall revenues in light of the relatively small size of the Fund. Accordingly, the Board determined that the profitability to M.D. Sass was not a material factor in its consideration and it evaluated profitability at the overall Fund level.

Economies of scale. The Board considered the extent to which economies of scale would be realized as the Fund grows. The Board considered the current and potential asset size of the Fund and concluded that at this time the potential for economies of scale is limited.

Information with respect to all benefits to the Sub-Adviser associated with the Fund, including an analysis of so-called “fallout” benefits or indirect profits to the Sub-Adviser from its relationship to the Fund. The Board noted that the Sub-Adviser does not realize material direct benefits from its relationship to the Fund except for fees earned for services provided as sub-adviser. The Board also considered that the Sub-Adviser does not participate in soft dollar arrangements from securities trading in the Fund or receive other indirect material benefits from its relationship with the Fund. The Board considered the foregoing in reaching its conclusion that the sub-advisory fees are reasonable.

In voting unanimously to approve the Sub-Advisory Agreement, the Trustees did not identify any single factor as being of paramount importance. The Trustees unanimously determined that, after considering all relevant factors, the renewal of the Sub-Advisory Agreement is in the best interests of the Fund and that the sub-advisory fees are reasonable considering the nature, extent and quality of services provided by the Sub-Adviser.

Equity Funds

Integrity Dividend Harvest Fund

Integrity Dividend Summit Fund

Integrity Growth & Income Fund

Integrity Mid-North American Resources Fund

Corporate Bond Fund

Integrity High Income Fund

State-Specific Tax-Exempt Bond Funds

Viking Tax-Free Fund for North Dakota

Viking Tax-Free Fund for Montana

Kansas Municipal Fund

Maine Municipal Fund

Nebraska Municipal Fund

Oklahoma Municipal Fund

Government Bond Fund

Integrity Short Term Government Fund

Item 2. CODE OF ETHICS.

The information required in this Item is only required in an annual report on Form N-CSR.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The information required in this Item is only required in an annual report on Form N-CSR.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on Form N-CSR.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

Item 6. INVESTMENTS.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees in the last fiscal half-year.

Item 11. CONTROLS AND PROCEDURES.

(a)

Based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the registrant’s principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s principal executive officer and principal financial officer who are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	The registrant’s code of ethics filed pursuant to Item 2 of the N-CSR is filed with the registrant’s annual N-CSR.

	(2)	Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

	(3)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Integrity Funds

By: /s/ Shannon D. Radke
Shannon D. Radke
President

April 4, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Shannon D. Radke
Shannon D. Radke
President

April 4, 2024

By: /s/ Shelly Nahrstedt
Shelly Nahrstedt
Treasurer

April 4, 2024